[LOGO] John Hancock(R)
----------------------
     Mutual Funds
                                                                    John Hancock
                                                                    Equity Funds
================================================================================

                                             CLASS A, CLASS B AND CLASS C SHARES

                                                                   Balanced Fund

                                                              Classic Value Fund

                                                           Classic Value Fund II

                                                                Core Equity Fund

                                                              Growth Trends Fund

                                                           Large Cap Equity Fund

                                                           Large Cap Select Fund

                                                             Mid Cap Equity Fund

                                                           Multi Cap Growth Fund

                                                                  Small Cap Fund

                                                           Small Cap Equity Fund

                                                  Small Cap Intrinsic Value Fund

                                                        Sovereign Investors Fund

                                                 U.S. Global Leaders Growth Fund
--------------------------------------------------------------------------------
Prospectus

5.1.2007

================================================================================
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

        JOHN HANCOCK EQUITY FUNDS
        ------------------------------------------------------------------------
        Balanced Fund                                                          4
        Classic Value Fund                                                     6
        Classic Value Fund II                                                  8
        Core Equity Fund                                                      10
        Growth Trends Fund                                                    12
        Large Cap Equity Fund                                                 14
        Large Cap Select Fund                                                 16
        Mid Cap Equity Fund                                                   18
        Multi Cap Growth Fund                                                 20
        Small Cap Fund                                                        22
        Small Cap Equity Fund                                                 24
        Small Cap Intrinsic Value Fund                                        26
        Sovereign Investors Fund                                              28
        U.S. Global Leaders Growth Fund                                       30

        YOUR ACCOUNT
        ------------------------------------------------------------------------
        Choosing a share class                                                32
        How sales charges are calculated                                      32
        Sales charge reductions and waivers                                   33
        Opening an account                                                    35
        Buying shares                                                         36
        Selling shares                                                        37
        Transaction policies                                                  39
        Dividends and account policies                                        41
        Additional investor services                                          42

        FUND DETAILS
        ------------------------------------------------------------------------
        Business structure                                                    43
        Management biographies                                                45
        Financial highlights                                                  47

        APPENDIX
        ------------------------------------------------------------------------
        Historical performance of corresponding
          John Hancock Classic Value Fund                                     74
        Historical performance of corresponding
          MFC Global (U.S.) Small Cap Opportunity Composite                   76

        FOR MORE INFORMATION                                          BACK COVER
        ------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
John Hancock Equity Funds
These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

Who may want to invest
These funds may be appropriate for investors who:
o have longer time horizons;

o want to diversify their portfolios;

o are seeking funds for the equity portion of an asset allocation portfolio;

o are investing for retirement or other goals that are many years in the future.

Equity funds may NOT be appropriate if you:
o are investing with a shorter time horizon in mind;
o are uncomfortable with an investment that may go up and down in value.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm
All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2006, managed approximately $40 billion in assets.

FUND INFORMATION KEY
-----------------------------------------------
Concise fund-by-fund descriptions
begin on the next page. Each
description provides the following
information:

[CLIP ART]  Goal and strategy
            The fund's particular
            investment goals and the
            strategies it intends to use
            in pursuing those goals

[CLIP ART]  Past performance
            The fund's total return,
            measured year-by-year
            and over time

[CLIP ART]  Main risks
            The major risk factors
            associated with the fund

[CLIP ART]  Your expenses
            The overall costs borne by
            an investor in the fund,
            including sales charges and
            annual expenses

Balanced Fund

[CLIP ART] GOAL AND STRATEGY
The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

With regard to the fund's equity securities, the management team looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The management team uses fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The management team also considers an issuer's dividend-paying prospects and overall financial strength.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents. Although the fund invests primarily in U.S. securities, it may invest up to 3 5% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad- based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 '98, 11.40%
Worst quarter: Q2 `02, -12.88%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Lehman Brothers Government/Credit
Bond Index, an unmanaged index of U.S.
government, U.S. corporate and Yankee bonds.

[DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

================================================================================
Class A calendar year total returns (without sales charges)
================================================================================
  1997     1998     1999    2000    2001    2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
20.79%   14.01%    3.89%  -1.83%  -5.23% -18.19% 18.21%    6.78%  13.36%  13.75%
--------------------------------------------------------------------------------

================================================================================
Average annual total returns (including sales charge) for periods ending 12-31-06
================================================================================
                                                                         Life of
                                        1 year    5 years    10 years    Class C
--------------------------------------------------------------------------------
Class A before tax                       8.09%      4.82%   5.35%          --
--------------------------------------------------------------------------------
Class A after tax on distributions       5.87%      3.71%   3.88%          --
--------------------------------------------------------------------------------
Class A after tax on distributions,
with sale                                5.53%      3.53%   3.83%          --
--------------------------------------------------------------------------------
Class B before tax                       7.97%      4.85%   5.30%          --
--------------------------------------------------------------------------------
Class C before tax (began 5-3-99)       11.96%      5.18%   --           2.03%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             15.79%      6.19%   8.42%        2.22%
--------------------------------------------------------------------------------
Lehman Brothers Government/
Credit Bond Index                        3.78%      5.17%   6.26%        5.81%
--------------------------------------------------------------------------------

[CLIP ART] MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Shareholder transaction expenses(1)          Class A       Class B       Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load)
on purchases as a % of purchase price           5.00%          none         none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                        none(2)        5.00%        1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses                    Class A       Class B       Class C
================================================================================
Management fee                                 0.60%         0.60%         0.60%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees          0.30%         1.00%         1.00%
--------------------------------------------------------------------------------
Other expenses                                 0.38%         0.38%         0.38%
--------------------------------------------------------------------------------
Total fund operating expenses                  1.28%         1.98%         1.98%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                                 Year 1     Year 3    Year 5     Year 10
================================================================================
Class A                                  $624       $886     $1,167      $1,968
--------------------------------------------------------------------------------
Class B with redemption                  $701       $921     $1,268      $2,126
--------------------------------------------------------------------------------
Class B without redemption               $201       $621     $1,068      $2,126
--------------------------------------------------------------------------------
Class C with redemption                  $301       $621     $1,068      $2,306
--------------------------------------------------------------------------------
Class C without redemption               $201       $621     $1,068      $2,306
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

-----------------------------------------------
SUBADVISER

MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset
Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffrey N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issues

See page 45 for the management biographies.

FUND CODES
Class A         Ticker          SVBAX
                CUSIP           47803P104
                Newspaper       BalA
                SEC number      811-0560
                JH fund number  36

Class B         Ticker          SVBBX
                CUSIP           47803P203
                Newspaper       BalB
                SEC number      811-0560
                JH fund number  136

Class C         Ticker          SVBCX
                CUSIP           47803P708
                Newspaper       --
                SEC number      811-0560
                JH fund number  536

Classic Value Fund This fund is generally closed to new investors (see "OPENING AN ACCOUNT" on page 35 for details).

[CLIP ART] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.) Using fundamental research and a proprietary computer model, the sub-adviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o cheap on the basis of current price to estimated normal level of earnings
o current earnings below normal levels
o a sound plan to restore earnings to normal
o a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 `98, -21.97%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged
index of stocks in the Russell 1000 Index (the
1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

================================================================================
Class A calendar year total returns (without sales   charges)
================================================================================
 1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
------------------------------------------------------------------------------
24.57%  -5.67%   0.29%  35.88%  13.07%  -6.37%  36.25%  14.28%   8.81%  16.54%
--------------------------------------------------------------------------------

================================================================================
Average annual total returns (including sales charge) for periods ending
12-31-06
================================================================================
                                                              Life of    Life of
                               1 year   5 years   10 years    Class B    Class C
--------------------------------------------------------------------------------

Class A before tax
(began 6-24-96)                 10.69%    11.92%     12.26%        --        --
--------------------------------------------------------------------------------
Class A after tax
on distributions                 9.86%   11.38%      11.41%        --        --
--------------------------------------------------------------------------------
Class A after tax on
distributions, with sale         7.53%   10.17%      10.46%        --        --
--------------------------------------------------------------------------------
Class B before tax
(began 11-11-02)                10.68%   --             --      18.61%       --
--------------------------------------------------------------------------------
Class C before
tax (began 11-11-02)            14.64%   --             --         --     18.88%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*    15.79%    6.19%       8.42%     14.41%    14.41%
--------------------------------------------------------------------------------
Russell 1000 Value Index*       22.24%   10.86%      11.00%     18.85%    18.85%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor's 500 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor's 500 Index.

[CLIP ART] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Shareholder transaction expenses(1)          Class A      Class B     Class C
================================================================================
Maximum front-end sales charge (load)
on purchases as a % of purchase price           5.00%        none        none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                         none(2)      5.00%       1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses                    Class A      Class B     Class C
================================================================================
Management fee                                  0.83%        0.83%       0.83%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees           0.25%        1.00%       1.00%
--------------------------------------------------------------------------------
Other expenses                                  0.22%        0.22%       0.22%
--------------------------------------------------------------------------------
Total fund operating expenses                   1.30%        2.05%       2.05%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 4-30-08)                        0.00%        0.00%       0.00%
--------------------------------------------------------------------------------
Net annual operating expenses                   1.30%        2.05%       2.05%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                                   Year 1    Year 3    Year 5    Year 10
================================================================================
Class A                                      $626      $891    $1,177     $1,989
--------------------------------------------------------------------------------
Class B with redemption                      $708      $943    $1,303     $2,187
--------------------------------------------------------------------------------
Class B without redemption                   $208      $643    $1,103     $2,187
--------------------------------------------------------------------------------
Class C with redemption                      $308      $643    $1,103     $2,379
--------------------------------------------------------------------------------
Class C without redemption                   $208      $643    $1,103     $2,379
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

----------------------------------------------
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

Antonio DeSpirito III
Joined fund team in 2006

Managers share investment strategy and decisions

See page 45 for the management biographies.

FUND CODES
Class A         Ticker          PZFVX
                CUSIP           409902780
                Newspaper       ClassicValA
                SEC number      811-1677
                JH fund number  38

Class B         Ticker          JCVBX
                CUSIP           409902772
                Newspaper       ClassicValB
                SEC number      811-1677
                JH fund number  138

Class C         Ticker          JCVCX
                CUSIP           409902764
                Newspaper       --
                SEC number      811-1677
                JH fund number  538

Classic Value Fund II

[CLIP ART] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power.

The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o cheap on the basis of current price to estimated normal level of earnings
o current earnings below normal levels
o a sound plan to restore earnings to normal
o a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

[CLIP ART]  MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

================================================================================
Shareholder transaction expenses(1)          Class A      Class B      Class C
================================================================================
Maximum front-end sales charge (load)
on purchases as a % of purchase price           5.00%        none         none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                         none(2)      5.00%        1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses                       Class A   Class B      Class C
================================================================================
Management fee                                    0.80%     0.80%        0.80%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees             0.25%     1.00%        1.00%
--------------------------------------------------------------------------------
Other expenses                                    1.19%     1.19%        1.19%
--------------------------------------------------------------------------------
Total fund operating expenses                     2.24%     2.99%        2.99%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 4-30-08)                          0.94%     0.94%        0.94%
--------------------------------------------------------------------------------
Net annual operating expenses                     1.30%     2.05%        2.05%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                                   Year 1    Year 3    Year 5    Year 10
================================================================================
Class A                                      $626    $1,079    $1,558     $2,876
--------------------------------------------------------------------------------
Class B with redemption                      $708    $1,136    $1,690     $3,065
--------------------------------------------------------------------------------
Class B without redemption                   $208    $836      $1,490     $3,065
--------------------------------------------------------------------------------
Class C with redemption                      $308    $836      $1,490     $3,242
--------------------------------------------------------------------------------
Class C without redemption                   $208    $836      $1,490     $3,242
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER
-----------------------------------------------
Pzena Investment Management, LLC

Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since inception

John P. Goetz
Managed fund since inception

Antonio DeSpirito III
Managed fund since inception

Managers share investment strategy and decisions.

See page 45 for the management biographies.

FUND CODES
Class A         Ticker          JHVAX
                CUSIP           409902442
                Newspaper       --
                SEC number      811-1677
                JH fund number  35

Class B         Ticker          JHTBX
                CUSIP           409902434
                Newspaper       --
                SEC number      811-1677
                JH fund number  135

Class C         Ticker          JHNCX
                CUSIP           409902426
                Newspaper       --
                SEC number      811-1677
                JH fund number  535

Core Equity Fund

[CLIP ART] GOAL AND STRATEGY
The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks, ADRs and their equivalents) which are primarily large-capitalization stocks.

The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have improving fundamentals and attractive valuations. The subadviser's investment research team performs fundamental research, develops financial projections and monitors consensus-based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:

o value, meaning they appear to be underpriced;
o improving fundamentals, meaning they show potential for strong growth.

The portfolio managers construct and manage the portfolio using the ranked list. This process results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 '98, 24.17%
Worst quarter: Q3 `02, -16.89%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Index, an unmanaged index
of the 1,000 largest companies in
the Russell 3000 Index.

      [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

================================================================================
Class A calendar year total returns (without sales charges)
================================================================================
 1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
------------------------------------------------------------------------------
29.19%  28.84%  12.37%  -7.75% -10.87% -22.85%  23.67%   8.78%   7.60%  13.29%

================================================================================
Average annual total returns (including sales charge)
for periods ending  12-31-06
================================================================================
                                                                        Life of
                                           1 year   5 years   10 years  Class C
-------------------------------------------------------------------------------
Class A before tax                           7.64%     3.75%     6.34%  --
--------------------------------------------------------------------------------
Class A after tax on distributions           7.64%     3.75%     6.02%  --
--------------------------------------------------------------------------------
Class A after tax on distributions,
with sale                                    4.97%     3.22%     5.40%  --
--------------------------------------------------------------------------------
Class B before tax                           7.54%     3.74%     6.29%  --
--------------------------------------------------------------------------------
Class C before tax (began 5-1-98)           11.51%     4.08%       --   2.22%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                15.79%     6.19%     8.42%  4.38%
--------------------------------------------------------------------------------
Russell 1000 Index*                         15.46%     6.82%     8.64%  4.83%+
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund compared its performance to the Standard & Poor's 500 Index. The fund changed the index to which it compares its performance to the Russell 1000 Index which will allow for a broader investment universe.
+ Return as of closest month end to inception date.

[CLIP ART] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information, and social or political instability.

[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Shareholder transaction expenses(1)          Class A      Class B      Class C
================================================================================

Maximum front-end sales charge (load)
on purchases as a % of purchase price           5.00%        none         none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                         none(2)      5.00%        1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses                    Class A      Class B      Class C
================================================================================
Management fee                                  0.75%        0.75%        0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees           0.30%        1.00%        1.00%
--------------------------------------------------------------------------------
Other expenses                                  0.42%        0.42%        0.42%
--------------------------------------------------------------------------------
Total fund operating expenses                   1.47%        2.17%        2.17%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                                   Year 1    Year 3    Year 5    Year 10
================================================================================
Class A                                      $642      $942    $1,263     $2,170
--------------------------------------------------------------------------------
Class B with redemption                      $720      $979    $1,364     $2,326
--------------------------------------------------------------------------------
Class B without redemption                   $220      $679    $1,164     $2,326
--------------------------------------------------------------------------------
Class C with redemption                      $320      $679    $1,164     $2,503
--------------------------------------------------------------------------------
Class C without redemption                   $220      $679    $1,164     $2,503
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------
SUBADVISER

Independence Investments LLC

Responsible for day-to-day investment management
A subsidiary of Convergent Capital Management LLC
Founded in 1982
Supervised by the adviser

PORTFOLIO MANAGERS
John C. Forelli, CFA
Joined fund team in 2004

Jay C. Leu, CFA
Joined fund team in 2004

Managers share investment strategy and decisions

See page 45 for the management biographies.

FUND CODES
Class A         Ticker          JHDCX
                CUSIP           409902707
                Newspaper       CoreEqA
                SEC number      811-1677
                JH fund number  25

Class B         Ticker          JHIDX
                CUSIP           409902806
                Newspaper       CoreEqB
                SEC number      811-1677
                JH fund number  125

Class C         Ticker          JHCEX
                CUSIP           409902863
                Newspaper       CoreEqC
                SEC number      811-1677
                JH fund number  525

Growth Trends Fund

[CLIP ART] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests approximately one-third of assets in equity securities (including common and preferred stocks and their equivalents) of U.S. and foreign companies in each of the following sectors: financial services, healthcare and technology. Due to changes in market values, assets will be allocated as needed in order to attempt to achieve a one-third weighting in each sector. The fund attempts to concentrate its investments within each of the three sectors in 20 to 35 companies.

Companies in the financial services sector include banks, insurance companies, brokerage firms and financial holding companies. Healthcare companies include pharmaceutical, medical technology, managed care, biotechnology and biochemical research and development companies. Companies in the technology sector are typically in fields such as computer software and hardware, Internet services, telecommunications and data management and storage.

In managing the portfolio, the management team focuses primarily on stock selection rather than industry allocation.

The management team seeks to identify companies positioned to benefit from economic and social trends. They use fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential, business changes and valuation.

The fund may invest in certain higher-risk securities, including investments in emerging market countries and securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities for defensive purposes. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q2 `03, 18.93%
Worst quarter: Q1 `01, -23.27%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

================================================================================
Class A calendar year total returns (without sales charges)
================================================================================
                                    2001    2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
                                  -26.89%  -31.42%  30.61% 5.56%  7.24% 8.44%
--------------------------------------------------------------------------------

================================================================================
Average annual total returns (including sales charge) for periods ending
12-31-06
================================================================================
                                                  Life of     Life of    Life of
                             1 year    5 years    Class A     Class B    Class C
--------------------------------------------------------------------------------
Class A before tax
(began 9-22-00)               3.06%       0.87%     -6.13%        --         --
-------------------------------------------------------------------------------
Class A after tax
on distributions              3.06%       0.87%     -6.14%        --         --
-------------------------------------------------------------------------------
Class A after tax on
distributions, with sale      1.99%       0.74%     -5.07%        --         --
-------------------------------------------------------------------------------
Class B before tax
(began 9-22-00)               2.80%       0.81%     --         -6.03%        --
-------------------------------------------------------------------------------
Class C before tax (began
9-22-00)                      6.80%       1.19%     --            --      -6.03%
-------------------------------------------------------------------------------
Standard & Poor's 500 Index  15.79%       6.19%     1.35%       1.35%      1.35%
-------------------------------------------------------------------------------

[CLIP ART] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements. It may fluctuate more widely than it would in a fund that is diversified across several sectors.

The fund's management strategy significantly influences performance, especially because this fund focuses on a few sectors of the economy. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of financial services, healthcare and technology companies as a group may fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks or economic sectors.

Companies in each sector may face special risks. Falling or rising interest rates or deteriorating economic conditions could cause bank and financial service company stocks to suffer losses.

Healthcare companies are strongly affected by worldwide scientific or technological developments and changes in governmental policies.

Technology companies are subject to intense competition, making products quickly obsolete. Some technology companies are smaller and may have limited product lines and financial and managerial resources, making them more vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
o Certain derivatives could produce disproportionate losses.
o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability; these risks are more significant in emerging markets.

[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Shareholder transaction expenses(1)          Class A      Class B      Class C
================================================================================
Maximum front-end sales charge (load)
on purchases as a % of purchase price           5.00%        none         none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as
a % of purchase or sale price, whichever
is less                                          none(2)    5.00%        1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses                    Class A      Class B      Class C
================================================================================
Management fee                                  1.00%        1.00%        1.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees           0.30%        1.00%        1.00%
--------------------------------------------------------------------------------
Other expenses                                  0.70%        0.70%        0.70%
--------------------------------------------------------------------------------
Total fund operating expenses                   2.00%        2.70%        2.70%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 2-29-08)                        0.35%        0.35%        0.35%
--------------------------------------------------------------------------------
Net annual operating expenses                   1.65%        2.35%       2.35%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                                   Year 1    Year 3    Year 5    Year 10
================================================================================
Class A                                      $659    $1,064    $1,493     $2,684
--------------------------------------------------------------------------------
Class B with redemption                      $738    $1,105    $1,599     $2,837
--------------------------------------------------------------------------------
Class B without redemption                   $238      $805    $1,399     $2,837
--------------------------------------------------------------------------------
Class C with redemption                      $338      $805    $1,399     $3,006
--------------------------------------------------------------------------------
Class C without redemption                   $238      $805    $1,399     $3,006
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER
-------------------------------------------
MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset
Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

FINANCIAL SERVICES
-------------------------------------------
Lisa A. Welch
Joined fund team in 2000
Roger C. Hamilton
Joined fund team in 2006
Financial services portfolio managers share investment strategy and decisions.

HEALTHCARE -- Timothy E. Keefe, CFA
-------------------------------------------
Joined fund team in 2007; Healthcare portfolio manager

TECHNOLOGY -- Thomas P. Norton, CFA
-------------------------------------------
Joined fund team in 2006; Technology portfolio manager

See page 45 for the management biographies.

FUND CODES
Class A         Ticker          JGTAX
                CUSIP           41014V109
                Newspaper       GTrendA
                SEC number      811-4079
                JH fund number  46

Class B         Ticker          JGTBX
                CUSIP           41014V208
                Newspaper       GTrendB
                SEC number      811-4079
                JH fund number  146

Class C         Ticker          JGTCX
                CUSIP           41014V307
                Newspaper       GTrendC
                SEC number      811-4079
                JH fund number  546

Large Cap Equity Fund

[CLIP ART] GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the management team looks for companies that are undervalued and/or offer the potential for above-average earnings growth. The management team employs a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the management team looks for the most favorable risk/return ratios.

The fund may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 '99, 31.65%
Worst quarter: Q3 `01, -24.00%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

================================================================================
Class A calendar year total returns (without sales charges)
================================================================================
 1997    1998    1999    2000    2001     2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
36.71%  15.94%  37.89%  -2.93%  -3.36%  -37.83%  23.29%   4.14%  16.26%  20.22%
--------------------------------------------------------------------------------

================================================================================
Average annual total returns (including sales charge)
for periods ending 12-31-06
================================================================================
                                                                         Life of
                                    1 year    5 years    10 years        Class C
--------------------------------------------------------------------------------
Class A before tax                   14.20%     1.16%        8.07%            --
--------------------------------------------------------------------------------
Class A after tax on distributions   14.20%     1.14%        6.62%            --
--------------------------------------------------------------------------------
Class A after tax on distributions,
with sale                             9.23%     0.97%        6.39%            --
--------------------------------------------------------------------------------
Class B before tax                   14.32%     1.07%        7.99%            --
--------------------------------------------------------------------------------
Class C before tax (began 5-1-98)    18.32%     1.45%          --          3.70%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index          15.79%     6.19%        8.42%         4.38%
--------------------------------------------------------------------------------

[CLIP ART] MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise, and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------
[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Shareholder transaction expenses(1)
================================================================================
                                        Class A         Class B         Class C
-------------------------------------------------------------------------------
Maximum front-end sales charge (load)
on purchases as a % of purchase price     5.00%            none            none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                          none(2)        5.00%           1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses               Class A         Class B         Class C
================================================================================
Management fee                           0.625%          0.625%          0.625%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees     0.25%           1.00%           1.00%
--------------------------------------------------------------------------------
Other expenses                           0.355%          0.355%          0.355%
--------------------------------------------------------------------------------
Total fund operating expenses             1.23%           1.98%           1.98%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                        Year 1          Year 3       Year 5     Year 10
================================================================================
Class A                           $619            $871       $1,142      $1,914
--------------------------------------------------------------------------------
Class B with redemption           $701            $921       $1,268      $2,113
--------------------------------------------------------------------------------
Class B without redemption        $201            $621       $1,068      $2,113
--------------------------------------------------------------------------------
Class C with redemption           $301            $621       $1,068      $2,306
--------------------------------------------------------------------------------
Class C without redemption        $201            $621       $1,068      $2,306
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset
Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2004 Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006 Analysis of specific issuers

See page 45 for the management biographies.

FUND CODES
Class A     Ticker              TAGRX
            CUSIP               41013P103
            Newspaper           LgCpEqA
            SEC number          811-0560
            JH fund number      50

Class B     Ticker              TSGWX
            CUSIP               41013P202
            Newspaper           LgCpEqB
            SEC number          811-0560
            JH fund number      150

Class C     Ticker              JHLVX
            CUSIP               41013P301
            Newspaper           LgCpEqC
            SEC number          811-0560
            JH fund number      550

Large Cap Select Fund

[CLIP ART] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to August 22, 2003 reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund's predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the M.S.B. Fund, Inc. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 '98, 22.56%
Worst quarter: Q3 `02, -12.82%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

================================================================================
Class A calendar year total returns (without sales charges)
================================================================================
1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
28.88%  31.45%  5.79%   5.68%   -3.73%  -15.08% 17.15%  5.17%   -2.38%  14.37%
--------------------------------------------------------------------------------

================================================================================
Average annual total returns (including sales charge) for periods ending
12-31-06
================================================================================
                                                              Life of   Life of
                              1 year    5 years    10 years   Class B   Class C
--------------------------------------------------------------------------------
Class A before tax             8.63%      2.10%       7.30%        --         --
--------------------------------------------------------------------------------
Class A after tax on
distributions                  7.65%      1.58%       6.22%        --         --
--------------------------------------------------------------------------------
Class A after tax on
distributions, with sale       6.39%      1.64%       5.99%        --         --
--------------------------------------------------------------------------------
Class B before tax
(began 8-25-03)                8.52%         --          --     6.32%         --
--------------------------------------------------------------------------------
Class C before
tax (began 8-25-03)           12.52%         --          --        --      7.09%
--------------------------------------------------------------------------------
Standard & Poor's
500 Index                     15.79%      6.19%       8.42%    13.24%     13.24%
--------------------------------------------------------------------------------

[CLIP ART] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------
[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Shareholder transaction expenses(1)     Class A         Class B         Class C
================================================================================
Maximum front-end sales charge (load)
on purchases as a % of purchase
price                                     5.00%            none            none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                          none(2)        5.00%            1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses               Class A         Class B         Class C
================================================================================
Management fee                             0.75%          0.75%            0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees      0.25%          1.00%            1.00%
--------------------------------------------------------------------------------
Other expenses                             0.48%          0.48%            0.48%
--------------------------------------------------------------------------------
Total fund operating expenses              1.48%          2.23%            2.23%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 4-30-08)                   0.13%          0.13%            0.13%
--------------------------------------------------------------------------------
Net annual operating expenses              1.35%          2.10%            2.10%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                             Year 1      Year 3      Year 5      Year 10
================================================================================
Class A                                $631        $932      $1,256       $2,169
--------------------------------------------------------------------------------
Class B with redemption                $713        $985      $1,383       $2,365
--------------------------------------------------------------------------------
Class B without redemption             $213        $685      $1,183       $2,365
--------------------------------------------------------------------------------
Class C with redemption                $313        $685      $1,183       $2,554
--------------------------------------------------------------------------------
Class C without redemption             $213        $685      $1,183       $2,554
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER

Shay Assets Management, Inc.

Responsible for day-to-day investment management
Founded in 1981
Supervised by the adviser

PORTFOLIO MANAGERS

John J. McCabe
Managed fund since 1991

Mark F. Trautman
Managed fund since 1993

Managers share investment strategy and decisions

See page 45 for the management biographies.

FUND CODES
Class A     Ticker              MSBFX
            CUSIP               409902749
            Newspaper           --
            SEC number          811-1677
            JH fund number      49

Class B     Ticker              JHLBX
            CUSIP               409902731
            Newspaper           --
            SEC number          811-1677
            JH fund number      149

Class C     Ticker              JHLCX
            CUSIP               409902723
            Newspaper           --
            SEC number          811-1677
            JH fund number      549

Mid Cap Equity Fund

[CLIP ART] GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of medium-capitalization companies (companies in the capitalization range of the Standard & Poor's MidCap 400 Index, which was $500 million to $10.62 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents. The fund will primarily invest in securities of U.S. companies.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and attractive valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
The graph shows the fund's calendar year total return, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total return for Class C has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 `04, 9.66%
Worst quarter: Q2 `06, -7.20%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's MidCap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.

Standard & Poor's MidCap 400/Citigroup Growth Index, an unmanaged index comprised of stocks representing approximately half of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum.

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

================================================================================
Class A calendar year total returns (without sales charges)
================================================================================
                                                            2004    2005    2006
--------------------------------------------------------------------------------
                                                            12.06%  16.85%  5.29%
--------------------------------------------------------------------------------

================================================================================
Average annual total returns (including sales charge) for periods ending
12-31-06
================================================================================
                                                Life of     Life of     Life of
                                      1 year    Class A     Class B     Class C
--------------------------------------------------------------------------------
Class A before tax (began 8-4-03)      0.04%     13.14%          --          --
--------------------------------------------------------------------------------
Class A after tax on distributions    -0.52%     11.64%          --          --
--------------------------------------------------------------------------------
Class A after tax on distributions,
with sale                              0.79%     10.90%          --          --
--------------------------------------------------------------------------------
Class B before tax (began 8-4-03)     -0.28%         --      13.65%          --
--------------------------------------------------------------------------------
Class C before tax (began 8-4-03)      3.72%         --          --      14.29%
--------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index*   10.31%     16.99%      16.99%      16.99%
--------------------------------------------------------------------------------
Standard & Poor's MidCap 400/
Citigroup Growth Index*                5.90%     13.81%      13.81%      13.81%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund compared its performance to the Standard & Poor's MidCap 400 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Standard & Poor's MidCap 400/Citigroup Growth Index, which better represents the fund and its strategy of investment in mid-cap growth stocks.

[CLIP ART] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market causing the fund to underperform investments that focus either on small- or large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

--------------------------------------------------------------------------------
[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Shareholder transaction expenses(1)     Class A         Class B         Class C
================================================================================
Maximum front-end sales charge (load)
on purchases as a % of purchase price     5.00%            none            none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                          none(2)        5.00%           1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses(3)            Class A         Class B         Class C
--------------------------------------------------------------------------------
Management fee                            0.80%           0.80%           0.80%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees     0.30%           1.00%           1.00%
--------------------------------------------------------------------------------
Other expenses                            3.15%           3.15%           3.15%
--------------------------------------------------------------------------------
Total fund operating expenses             4.25%           4.95%           4.95%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 2-28-08)                  2.87%           2.87%           2.87%
--------------------------------------------------------------------------------
Net annual operating expenses             1.38%           2.08%           2.08%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through February 28, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                           Year 1       Year 3       Year 5     Year 10
================================================================================
Class A                              $633       $1,476       $2,332      $4,528
--------------------------------------------------------------------------------
Class B with redemption              $711       $1,530       $2,451      $4,668
--------------------------------------------------------------------------------
Class B without redemption           $211       $1,230       $2,251      $4,668
--------------------------------------------------------------------------------
Class C with redemption              $311       $1,230       $2,251      $4,806
--------------------------------------------------------------------------------
Class C without redemption           $211       $1,230       $2,251      $4,806
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) Expense information in this table has been restated to reflect current fees.

SUBADVISER

MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset
Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Managed fund since it began in 2003

Alan E. Norton, CFA
Managed fund since it began in 2003

Managers share portfolio management responsibilities

See page 45 for the management biographies.

FUND CODES
Class A     Ticker              JCEAX
            CUSIP               478032741
            Newspaper           --
            SEC number          811-3392
            JH fund number      81

Class B     Ticker              JCEBX
            CUSIP               478032733
            Newspaper           --
            SEC number          811-3392
            JH fund number      181

Class C     Ticker              JCECX
            CUSIP               478032725
            Newspaper           --
            SEC number          811-3392
            JH fund number      581

Multi Cap Growth Fund

[CLIP ART] GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

In managing the portfolio, the manager focuses primarily on stocks, selecting companies that are expected to have above-average growth. In choosing individual securities, the manager uses fundamental financial analysis to identify companies with improving business fundamentals, such as revenue growth, profitability and improving cash flows. The manager also looks for companies with strong senior management and coherent business strategies. He generally maintains personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equity securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 `01, 25.85%
Worst quarter: Q1 `01, -28.42%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index (an unmanaged index of the 1,000 largest-capitalization U.S. stocks).

Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small-capitalization stocks) with a greater-than-average growth orientation.

Russell 3000 Growth Index, an unmanaged index that measures the performance of Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

================================================================================
Class A calendar year total returns (without sales charges)
================================================================================
                                 2001    2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
                              -23.89%  -25.53% 34.10%    14.23%  3.46%   12.85%
--------------------------------------------------------------------------------

================================================================================
Average annual total returns (including sales charge) for periods ending
12-31-06
================================================================================
                                                Life of   Life of     Life of
                              1 year   5 years  Class A   Class B     Class C
--------------------------------------------------------------------------------
Class A before tax
(began 12-1-00)                7.21%     4.82%   -0.34%        --          --
--------------------------------------------------------------------------------
Class A after tax
on distributions               7.01%     4.63%   -0.49%        --          --
--------------------------------------------------------------------------------
Class A after tax on
distributions, with sale       4.95%     4.04%   -0.37%        --          --
--------------------------------------------------------------------------------
Class B before tax
(began 12-1-00)                7.06%     4.83%       --    -0.18%          --
--------------------------------------------------------------------------------
Class C before tax
(began 12-1-00)               11.06%     5.16%       --        --      -0.18%
--------------------------------------------------------------------------------
Russell 1000 Growth Index*     9.07%     2.69%   -2.19%    -2.19%      -2.19%
--------------------------------------------------------------------------------
Russell 2000 Growth Index*    13.35%     6.93%    4.45%     4.45%       4.45%
--------------------------------------------------------------------------------
Russell 3000 Growth Index*     9.46%     3.02%   -1.56%+   -1.56%+     -1.56%+

* Prior to December 29, 2006, the fund compared its performance to both the Russell 1000 Growth Index and the Russell 2000 Growth Index. After this date, the fund changed the indexes to which it compares its performance to a single index, the Russell 3000 Growth Index, which incorporates all holdings that are in the Russell 1000 and Russell 2000 Indexes and is commonly used by other funds that invest across small, mid and large market capitalizations.
+ Return as of closest month end to inception date.

[COPY ART] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on growth stocks, which could underperform value stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small- and medium-size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

--------------------------------------------------------------------------------
[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Shareholder transaction expenses(1)     Class A         Class B         Class C
================================================================================
Maximum front-end sales charge (load)
on purchases as a % of purchase price     5.00%            none            none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                          none(2)        5.00%           1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses               Class A         Class B         Class C
================================================================================
Management fee                            0.75%           0.75%           0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees     0.30%           1.00%           1.00%
--------------------------------------------------------------------------------
Other expenses                            0.92%           0.92%           0.92%
--------------------------------------------------------------------------------
Total fund operating expenses             1.97%           2.67%           2.67%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 2-29-08)                  0.57%           0.57%           0.57%
--------------------------------------------------------------------------------
Net annual operating expenses             1.40%           2.10%           2.10%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                        Year 1          Year 3      Year 5      Year 10
================================================================================
Class A                           $635          $1,035      $1,459       $2,637
--------------------------------------------------------------------------------
Class B with redemption           $713          $1,075      $1,564       $2,791
--------------------------------------------------------------------------------
Class B without redemption        $213            $775      $1,364       $2,791
--------------------------------------------------------------------------------
Class C with redemption           $313            $775      $1,364       $2,961
--------------------------------------------------------------------------------
Class C without redemption        $213            $775      $1,364       $2,961
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset
Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGER

Thomas P. Norton, CFA
Joined fund team in 2006

See page 45 for the management biographies.

FUND CODES
Class A     Ticker              JMGAX
            CUSIP               478032709
            Newspaper           --
            SEC number          811-3392
            JH fund number      10

Class B     Ticker              JMGBX
            CUSIP               478032808
            Newspaper           --
            SEC number          811-3392
            JH fund number      110

Class C     Ticker              JMGCX
            CUSIP               478032881
            Newspaper           --
            SEC number          811-3392
            JH fund number      510

Small Cap Fund

[CLIP ART] GOAL AND STRATEGY
The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (which, for purposes of this fund, are those companies with market capitalizations under $2 billion, or market capitalizations within the range of market capitalization of the companies in the Russell 2000 Index or the Standard & Poor's Small Cap 600 Index).

In managing the portfolio, the portfolio manager selects securities using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that he believes are likely to show improving fundamental prospects with an identifiable catalyst for change.

Such catalysts may include, but are not limited to, a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The portfolio manager attempts to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The portfolio manager additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The fund may sell a security if, among other reasons, it reaches the target price set by the portfolio manager; the manager decides that the stock is statistically overvalued; or the portfolio manager believes earnings expectations or the fundamental outlook for the company have deteriorated.

The fund may purchase other types of securities that are not primary investment vehicles, such as U.S. dollar-denominated foreign securities and ADRs, certain exchange-traded funds ("ETFs") and certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to December 3, 2004, reflect the actual performance of the sole class of Independence Small Cap Portfolio, the fund's predecessor. On December 3, 2004, the fund acquired all of the assets of Independence Small Cap Portfolio, pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Independence Small Cap Portfolio. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results. For the periods prior to June 24, 2002, the performance shown represents the performance of the UAM Independence Small Cap Portfolio (the "UAM Portfolio"). On June 24, 2002, Independence Small Cap Portfolio acquired all of the assets of the UAM Portfolio, which had the same investment adviser and portfolio management team, identical investment objectives and strategies and substantially similar fees and expenses as Independence Small Cap Portfolio.

Class A, total returns
Best quarter: Q2 `01, 25.55%
Worst quarter: Q3 `02, -16.97%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization companies.

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

================================================================================
Class A calendar year total returns (without sales charges)
================================================================================
                   1999    2000    2001    2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
                   4.59%   16.43%  16.55% -15.23%  34.62%  23.60%  4.29%   7.26%
--------------------------------------------------------------------------------

================================================================================
Average annual total returns (including sales charge) for periods ending
12-31-06
================================================================================
                                               Life of    Life of    Life of
                         1 year    5 years     Class A    Class B    Class C
--------------------------------------------------------------------------------
Class A before tax
(began 12-16-98)          1.90%      8.43%      10.75%         --         --
--------------------------------------------------------------------------------
Class A after tax
on distributions          1.90%      7.57%       9.07%         --         --
--------------------------------------------------------------------------------
Class A after tax on
distributions, with sale  1.23%      6.90%       8.64%         --         --
--------------------------------------------------------------------------------
Class B before tax
(began 12-6-04)           1.57%         --          --      5.56%         --
--------------------------------------------------------------------------------
Class C before tax
(began 12-6-04)           5.57%         --          --         --      6.92%
--------------------------------------------------------------------------------
Standard & Poor's Small
Cap 600 Index            15.12%     12.50%      12.90%     12.02%*    12.02%*
--------------------------------------------------------------------------------
Russell 2000 Index       18.37%     11.39%      10.53%     11.98%     11.98%
--------------------------------------------------------------------------------

* Return as of closest month end to inception date.

[CLIP ART] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies or the quantitative screening parameters do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information, and social or political instability.
o Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

--------------------------------------------------------------------------------
[CLIP ART] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Shareholder transaction expenses(1)     Class A         Class B         Class C
================================================================================
Maximum front-end sales charge (load)
on purchases as a % of purchase price     5.00%            none            none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                          none(2)        5.00%           1.00%
--------------------------------------------------------------------------------

================================================================================
Annual operating expenses               Class A         Class B         Class C
================================================================================
Management fee                            0.90%           0.90%           0.90%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees     0.30%           1.00%           1.00%
--------------------------------------------------------------------------------
Other expenses                            0.40%           0.40%           0.40%
--------------------------------------------------------------------------------
Total fund operating expenses             1.60%           2.30%           2.30%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 2-29-08)                  0.00%           0.00%           0.00%
--------------------------------------------------------------------------------
Net annual operating expenses             1.60%           2.30%           2.30%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                        Year 1      Year 3      Year 5          Year 10
================================================================================
Class A                           $655        $980      $1,327           $2,305
--------------------------------------------------------------------------------
Class B with redemption           $733      $1,018      $1,430           $2,461
--------------------------------------------------------------------------------
Class B without redemption        $233        $718      $1,230           $2,461
--------------------------------------------------------------------------------
Class C with redemption           $333        $718      $1,230           $2,636
--------------------------------------------------------------------------------
Class C without redemption        $233        $718      $1,230           $2,636
--------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

Independence Investments LLC

Responsible for day-to-day investment management
A subsidiary of Convergent Capital Management LLC
Founded in 1982
Supervised by the adviser

PORTFOLIO MANAGER

Charles S. Glovsky, CFA
Managed fund since 1998

See page 45 for the management biographies.

FUND CODES
Class A     Ticker              DSISX
            CUSIP               41014V802
            Newspaper           --
            SEC number          811-4079
            JH fund number      82

Class B     Ticker              DSBSX
            CUSIP               41014V885
            Newspaper           --
            SEC number          811-4079
            JH fund number      182

Class C     Ticker              DSCSX
            CUSIP               41014V877
            Newspaper           --
            SEC number          811-4079
            JH fund number      582

Small Cap Equity Fund

[GRAGHIC] GOAL AND STRATEGY
The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $68 million to $3.1 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAGHIC] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 `99, 47.75%
Worst quarter: Q3 `01, -33.72%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks. Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies. Russell 2000 Growth Index, an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

1997                                               25.25%
1998                                               -2.10%
1999                                               98.25%
2000                                               -6.26%
2001                                               10.97%
2002                                              -44.33%
2003                                               48.91%
2004                                               12.86%
2005                                                8.23%
2006                                                6.84%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-06
--------------------------------------------------------------------------------

                                                                                  Life of
                                                  1 year   5 years    10 years    Class C
Class A before tax                                  1.50%     0.55%      10.03%       --
Class A after tax on distributions                  1.50%     0.55%       9.21%       --
Class A after tax on distributions, with sale       0.97%     0.47%       8.41%       --
Class B before tax                                  1.13%     0.49%       9.98%       --
Class C before tax (began 5-1-98)                   5.13%     0.88%         --       7.50%
-----------------------------------------------------------------------------------------
Russell 2000 Index*                                18.37%    11.39%       9.44%      7.10%
Standard & Poor's Small Cap 600 Index*             15.12%    12.50%      11.58%      9.05%
Russell 2000 Growth Index*                         13.35%     6.93%       4.88%      2.73%

* Prior to December 29, 2006, the fund compared its performance to both the Russell 2000 Index and the Standard & Poor's Small Cap 600 Index. After this date, the fund changed the indexes to which it compares its performance to a single index, the Russell 2000 Growth Index, which better represents the fund and its strategy of investment in small-cap growth stocks.

[GRAPHIC] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management teams security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

-----------------------------------------------------------------------------------
Shareholder transaction expenses(1)                   Class A    Class B    Class C
-----------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%      none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                                  none(2)    5.00%      1.00%

-----------------------------------------------------------------------------------
Annual operating expenses                             Class A    Class B    Class C
-----------------------------------------------------------------------------------
Management fee                                           0.70%      0.70%      0.70%
Distribution and service (12b-1) fees                    0.30%      1.00%      1.00%
Other expenses                                           0.42%      0.42%      0.42%
Total fund operating expenses                            1.42%      2.12%      2.12%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------------
Expenses                                              Year 1     Year 3      Year 5    Year 10
----------------------------------------------------------------------------------------------
Class A                                                  $637       $927     $1,238     $2,117
Class B with redemption                                  $715       $964     $1,339     $2,274
Class B without redemption                               $215       $664     $1,139     $2,274
Class C with redemption                                  $315       $664     $1,139     $2,452
Class C without redemption                               $215       $664     $1,139     $2,452

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER

MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc. Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 45 for the management biographies.

FUND CODES

Class A                                                Ticker           SPVAX
                                                        CUSIP       409905700
                                                    Newspaper         SmCpEqA
                                                   SEC number        811-3999
                                               JH fund number              37

Class B                                                Ticker           SPVBX
                                                        CUSIP       409905809
                                                    Newspaper         SmCpEqB
                                                   SEC number        811-3999
                                               JH fund number             137

Class C                                                Ticker           SPVCX
                                                        CUSIP       409905882
                                                    Newspaper         SmCpEqC
                                                   SEC number        811-3999
                                               JH fund number             537

Small Cap Intrinsic Value Fund

[GOAL] GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $68 million to $3.1 billion as of December 31,
2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the management team emphasizes a value-oriented bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 35% of assets in foreign securities. The fund may invest up to 20% of assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GOAL] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 '06, 14.82%
Worst quarter: Q3 '06, -1.77%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Russell 2000 Value Index, an unmanaged index which offers investors access to the small-cap segment of the U.S. equity universe. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000 includes the smallest 2000 securities in the Russell 3000.

Class A calendar year total returns (without sales charges)

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2006                                              28.99%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-06
--------------------------------------------------------------------------------

                                                           Life of    Life of    Life of
                                                 1 year    Class A    Class B    Class C
Class A before tax (began 2-28-05)                22.54%     21.81%        --         --
Class A after tax on distributions                21.65%     19.60%        --         --
Class A after tax on distributions, with sale     14.69%     17.36%        --         --
Class B before tax (began 2-28-05)                23.20%        --      22.72%        --
Class C before tax (began 2-28-05)                27.20%        --         --      24.54%
Russell 2000 Value Index                          23.48%     16.24%     16.24%     16.24%

[GRAPHIC] MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, value stocks could under-perform growth stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell its securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. Bond prices generally fall when interest rates rise and longer-maturity will increase volatility Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

-------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                           Class A    Class B    Class C
-------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                         5.00%      none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less              none(2)    5.00%      1.00%

-------------------------------------------------------------------------------------------
Annual operating expenses(3)                                  Class A    Class B    Class C
-------------------------------------------------------------------------------------------
Management fee                                                   0.90%      0.90%      0.90%
Distribution and service (12b-1) fees                            0.30%      1.00%      1.00%
Other expenses                                                   1.03%      1.03%      1.03%
Total fund operating expenses                                    2.23%      2.93%      2.93%
Contractual expense reimbursement (at least until 4-30-08)       0.58%      0.58%      0.58%
Net annual operating expenses                                    1.65%      2.35%      2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

------------------------------------------------------------------------------------------------------
Expenses                                                      Year 1      Year 3     Year 5    Year 10
------------------------------------------------------------------------------------------------------
Class A                                                          $659     $1,109     $1,585     $2,893
Class B with redemption                                          $738     $1,152     $1,692     $3,045
Class B without redemption                                       $238     $  852     $1,492     $3,045
Class C with redemption                                          $338     $  852     $1,492     $3,211
Class C without redemption                                       $238     $  852     $1,492     $3,211

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated." (3) Expense information in this table has been restated to reflect current fees.

--------------------------------------------------------------------------------
SUBADVISER

MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
Managed fund since it began in 2005

Timothy M. Malloy
Managed fund since it began in 2005

Managers share investment strategy decisions

See page 45 for the management biographies.

FUND CODES

Class A             Ticker      JHIAX
                     CUSIP      41013P848
                 Newspaper      --
                SEC number      811-0560
            JH fund number      64

Class B             Ticker      JCIBX
                     CUSIP      41013P830
                 Newspaper      --
                SEC number      811-0560
            JH fund number      164

Class C             Ticker      JSICX
                     CUSIP      41013P822
                 Newspaper      --
                SEC number      811-0560
            JH fund number      564

Sovereign Investors Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On December 31, 2006, that range was $1.41 billion to $446.9 billion.

At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the management team uses fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The management team generally visits companies to evaluate the strength and consistency of their management strategy. Finally, the management team looks for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 '98, 15.56%
Worst quarter: Q3 '02, -13.87%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                              29.14%
1998                                              15.62%
1999                                               5.91%
2000                                               4.08%
2001                                              -6.06%
2002                                             -18.68%
2003                                              19.55%
2004                                               5.23%
2005                                               2.28%
2006                                              14.67%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-06
--------------------------------------------------------------------------------

                                                                                  Life of
                                                 1 year    5 years    10 years    Class C
Class A before tax                                 8.96%      2.65%       5.83%        --
Class A after tax on distributions                 6.96%      1.73%       4.34%        --
Class A after tax on distributions, with sale      7.94%      1.99%       4.47%        --
Class B before tax                                 8.92%      2.64%       5.77%        --
Class C before tax (began 5-1-98)                 12.90%      2.99%         --        2.47%
Standard & Poor's 500 Index                       15.79%      6.19%       8.42%       4.38%

[GRAPHIC] MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information, and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A    Class B    Class C
------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                  5.00%      none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less       none(2)    5.00%      1.00%

------------------------------------------------------------------------------------
Annual operating expenses                              Class A    Class B    Class C
------------------------------------------------------------------------------------
Management fee                                            0.59%      0.59%      0.59%
Distribution and service (12b-1) fees                     0.30%      1.00%      1.00%
Other expenses                                            0.27%      0.27%      0.27%
Total fund operating expenses                             1.16%      1.86%      1.86%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

------------------------------------------------------------------------------------------------
Expenses                                               Year 1      Year 3     Year 5     Year 10
------------------------------------------------------------------------------------------------
Class A                                                   $612       $850     $1,106      $1,839
Class B with redemption                                   $689       $885     $1,206      $1,997
Class B without redemption                                $189       $585     $1,006      $1,997
Class C with redemption                                   $289       $585     $1,006      $2,180
Class C without redemption                                $189       $585     $1,006      $2,180

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

Sovereign Asset Management LLC a division of MFC Global Investment Management (U.S.), LLC

Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

John F. Snyder III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Managers share investment strategy and decisions

See page 45 for the management biographies.

FUND CODES

Class A                            Ticker          SOVIX
                                    CUSIP      47803P302
                                Newspaper         SvInvA
                               SEC number       811-0560
                           JH fund number             29

Class B                            Ticker          SOVBX
                                    CUSIP      47803P401
                                Newspaper         SvInvB
                               SEC number       811-0560
                           JH fund number            129

Class C                            Ticker          SOVCX
                                    CUSIP      47803P609
                                Newspaper             --
                               SEC number       811-0560
                           JH fund number            529

U.S. Global Leaders Growth Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The management team considers U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in higher profit margins and high investment returns.

o Supply consumable products or services so that their revenue streams are recurring.

The management team seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the U.S. Global Leaders Growth Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 '98, 29.43%
Worst quarter: Q3 '98, -16.69%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                              40.68%
1998                                              31.98%
1999                                               7.88%
2000                                               4.15%
2001                                              -6.83%
2002                                             -14.51%
2003                                              19.24%
2004                                               8.51%
2005                                               2.16%
2006                                               1.44%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-06
--------------------------------------------------------------------------------

                                                                                  Life of    Life of
                                                 1 year    5 years    10 years    Class B    Class C
Class A before tax                                -3.64%      1.72%       7.79%        --         --
Class A after tax on distributions                -3.64%      1.70%       7.78%        --         --
Class A after tax on distributions, with sale     -2.37%      1.46%       6.90%        --         --
Class B before tax (began 5-20-02)                -4.32%        --          --       1.32%        --
Class C before tax (began 5-20-02)                -0.32%        --          --         --       1.73%
Standard & Poor's 500 Index*                      15.79%      6.19%       8.42%      7.76%      7.76%
Russell 1000 Growth Index*                         9.07%      2.69%       5.44%      5.18%      5.18%

* As of December 29, 2006, the fund is adding the Russell 1000 Growth Index, another benchmark that the Fund is being measured against on both the consultant and institutional side.

[GRAPHIC] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                           Class A    Class B    Class C
--------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                         5.00%      none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less              none(2)    5.00%      1.00%

--------------------------------------------------------------------------------------------
Annual operating expenses                                     Class A    Class B    Class C
--------------------------------------------------------------------------------------------
Management fee                                                   0.75%      0.75%      0.75%
Distribution and service (12b-1) fees                            0.25%      1.00%      1.00%
Other expenses                                                   0.31%      0.31%      0.31%
Total fund operating expenses                                    1.31%      2.06%      2.06%
Contractual expense reimbursement (at least until 4-30-08)       0.03%      0.03%      0.03%
Net annual operating expenses                                    1.28%      2.03%      2.03%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------------------------
Expenses                                                      Year 1      Year 3     Year 5     Year 10
--------------------------------------------------------------------------------------------------------
Class A                                                          $624    $892        $1,180      $1,998
Class B with redemption                                          $706    $943        $1,306      $2,195
Class B without redemption                                       $206    $643        $1,106      $2,195
Class C with redemption                                          $306    $643        $1,106      $2,387
Class C without redemption                                       $206    $643        $1,106      $2,387

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

Sustainable Growth Advisers, LP

Responsible for day-to-day investment management
Founded in 2003
Supervised by the adviser

PORTFOLIO MANAGERS

Gordon M. Marchand, CFA, CIC
Managed fund since 1995

George P. Fraise
Joined fund team in 2000

Robert L. Rohn
Joined fund team in 2003

Managers share investment strategy and decisions

See page 45 for the management biographies.

FUND CODES

Class A                          Ticker           USGLX
                                  CUSIP       409902830
                              Newspaper      USGlobLdrs
                             SEC number        811-1677
                         JH fund number              26

Class B                          Ticker           USLBX
                                  CUSIP       409902822
                              Newspaper              --
                             SEC number        811-1677
                         JH fund number             126

Class C                          Ticker           USLCX
                                  CUSIP       409902814
                              Newspaper              --
                             SEC number        811-1677
                         JH fund number             526

--------------------------------------------------------------------------------
Your account

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

o Distribution and service (12b-1) fees of 0.30% (0.25% for Classic Value, Classic Value II, Large Cap Equity, Large Cap Select and U.S. Global Leaders Growth)

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o    No front-end sales charge; all your money goes to work for you right away

o    Distribution and service (12b-1) fees of 1.00%

o A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o    No front-end sales charge; all your money goes to work for you right away

o    Distribution and service (12b-1) fees of 1.00%

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o    directly, by the payment of sales commissions, if any, and

o    indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                            As a % of      As a % of your
Your investment        offering price*         investment
Up to $49,999                    5.00%               5.26%
$50,000 - $99,999                4.50%               4.71%
$100,000 - $249,999              3.50%               3.63%
$250,000 - $499,999              2.50%               2.56%
$500,000 - $999,999              2.00%               2.04%
$1,000,000 and over     See next page

*Offering price is the net asset value per share plus any initial sales charge.

32 YOUR ACCOUNT

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request an SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent, at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------

                                           CDSC on shares
Your investment                                being sold
First $1M - $4,999,999                               1.00%
Next $1 - $5M above that                             0.50%
Next $1 or more above that                           0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                           CDSC on shares
Years after purchase                           being sold
1st year                                             5.00%
2nd year                                             4.00%
3rd or 4th year                                      3.00%
5th year                                             2.00%
6th year                                             1.00%
After 6th year                                       none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                                 CDSC
1st year                                             1.00%
After 1st year                                       none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege - lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention - lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

                                                                YOUR ACCOUNT  33

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans
o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) programs
o    redemptions pursuant to a fund's right to liquidate an account less than
     $1,000
o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
o    to make certain distributions from a retirement plan
o    because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC
o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
o individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA
o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA
o individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)
o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) programs.

Class A shares of John Hancock Classic Value Fund may be offered without front-end sales charges or CDSCs to any shareholder account of Pzena Focused Value Fund registered on this fund's books in the shareholder's name as of November 8, 2002.

Class A shares of John Hancock Large Cap Select Fund may be offered without front-end sales charges or CDSCs to any shareholder account of M.S.B. Fund, Inc. registered on this fund's books in the shareholder's name as of August 22, 2003.

Class A shares of Small Cap Fund may be offered without front-end sales charges or CDSCs to any shareholder account of the Independence Small Cap Portfolio as of December 3, 2004 (including shareholder accounts held in a broker's name or other omnibus account).

Class A shares of John Hancock U.S. Global Leaders Growth Fund may be offered without front-end sales charges or CDSCs to any shareholder account of U.S. Global Leaders Growth Fund registered on this fund's books in the shareholder's name as of May 17, 2002.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details);

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details).

34 YOUR ACCOUNT

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
     o    All John Hancock funds except the Classic Value Fund
          o    non-retirement account: $1,000 o retirement account: $500
          o    group investments: $250
          o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
          o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC
     o    Classic Value Fund

          Effective the close of business on December 13, 2006, the John Hancock Classic Value Fund (the "Fund") was closed to new investors, except as provided below. Shareholders holding accounts in the Fund as of the close of business on December 13, 2006, may continue to purchase additional shares in the Fund into those accounts after that date. Investors who did not maintain an account in the Fund as of the close of business on December 13, 2006, generally will not be permitted to establish an account in the Fund except that new Fund accounts may be established by:

          o participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by September 15, 2006;

          o participants in certain 529 plans that have a signed agreement with John Hancock Funds and offer the Fund as a plan option prior to September 15, 2006 (or were in the process of being established prior to September 15, 2006);

          o individuals or institutions that invest in certain fee-based investment products or mutual fund wrap programs where the Fund has been on a recommended list or in an asset allocation model since, on or before November 30, 2006, through a broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds but only for such period as the Fund remains on such list or model; and

          o    employees of Pzena Investment Management, LLC.

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

YOUR ACCOUNT  35

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

             Opening an account                                       Adding to an account
---------------------------------------------------------------------------------------------------------------------------
By check
---------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
             o    Make out a check for the investment amount,         o    Make out a check for the investment amount,
                  payable to "John Hancock Signature Services,             payable to "John Hancock Signature Services,
                  Inc."                                                    Inc."

             o    Deliver the check and your completed                o    Fill out the detachable investment slip from
                  application to your financial representative,            an account statement. If no slip is
                  or mail them to Signature Services (address              available, include a note specifying the fund
                  below).                                                  name, your share class, your account number
                                                                           and the name(s) in which the account is
                                                                           registered.

                                                                      o    Deliver the check and your investment slip or
                                                                           note to your financial representative, or
                                                                           mail them to Signature Services (address
                                                                           below).
---------------------------------------------------------------------------------------------------------------------------
By exchange
---------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]    o    Call your financial representative or               o    Log on to www.jhfunds.com to process
                  Signature Services to request an exchange.               exchanges between funds.

                                                                      o    Call EASI-Line for automated service 24 hours
                                                                           a day at 1-800-338-8080.

                                                                      o    Call your financial representative or
                                                                           Signature Services to request an exchange.
---------------------------------------------------------------------------------------------------------------------------
By wire
---------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
             o    Deliver your completed application to your          o    Obtain wiring instructions by calling
                  financial representative, or mail it to                  Signature Services.
                  Signature Services.
                                                                      o    Instruct your bank to wire the amount of your
             o    Obtain your account number by calling your               investment.
                  financial representative or Signature
                  Services.                                           Specify the fund name, your choice of share class,
                                                                      the new account number and the name(s) in which
             o    Obtain wiring instructions by calling               the accounts is registered. Your bank may charge a
                  Signature Services.                                 fee to wire funds.

             Specify the fund name, the share class, the new
             account number and the name(s) in which the
             accounts is registered. Your bank may charge a fee
             to wire funds.
---------------------------------------------------------------------------------------------------------------------------
By Internet
---------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
             See "By exchange" and "By wire."                         o    Verify that your bank or credit union is a
                                                                           member of the Automated Clearing House (ACH)
                                                                           system.

                                                                      o    Complete the "Bank Information" section on
                                                                           your account application.

                                                                      o    Log on to www.jhfunds.com to initiate
                                                                           purchases using your authorized bank account.
---------------------------------------------------------------------------------------------------------------------------
By phone
---------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
             See "By exchange" and "By wire."                         o    Verify that your bank or credit union is a
                                                                           member of the Automated Clearing House (ACH)
                                                                           system.

                                                                      o    Complete the "Bank Information" section on
                                                                           your account application.

                                                                      o    Call EASI-Line for automated service 24 hours
                                                                           a at 1-800-338-8080.

                                                                      o    Call your financial representative or call
                                                                           Signature Services between 8 A.M. and 7 P.M.,
                                                                           Eastern Time on most business days.

                                                                      To open or add to an account using the Monthly
                                                                      Automatic Accumulation Program, see "Additional
                                                                      investor services."

-----------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions
and assistance.
-----------------------------------------------------------

36 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                      To sell some or all of your shares

------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
             o    Accounts of any type.                               o    Write a letter of instruction or complete a
                                                                           stock power indicating the fund name, your
             o    Sales of any amount.                                     share class, your account number, the name(s)
                                                                           in which the account is registered and the
                                                                           dollar value or number of shares you wish to
                                                                           sell.

                                                                      o    Include all signatures and any additional
                                                                           documents that may be required (see next
                                                                           page).

                                                                      o    Mail the materials to Signature Services.

                                                                      o    A check will be mailed to the name(s) and
                                                                           address in which the account is registered,
                                                                           or otherwise according to your letter of
                                                                           instruction.
------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
             o    Most accounts.                                      o    Log on to www.jhfunds.com to initiate
                                                                           redemptions from your funds.
             o    Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
             o    Most accounts.                                      o    Call EASI-Line for automated service 24 hours
                                                                           a day at 1-800-338-8080.
             o    Sales of up to $100,000.
                                                                      o    Call your financial representative or call
                                                                           Signature Services between 8 A.M. and 7 P.M.,
                                                                           Eastern Time on most business days.
------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
             o    Requests by letter to sell any amount.              o    To verify that the Internet or telephone
                                                                           redemption privilege is in place on an
             o    Requests by Internet or phone to sell up to              account or to request the form to add it to
                  $100,000.                                                an existing account, call Signature Services.

                                                                      o    Funds requested by wire will generally be
                                                                           wired next business day. A $4 fee will be
                                                                           deducted from your account. Your bank may
                                                                           also charge a fee for this service.

                                                                      o    Funds requested by EFT are generally
                                                                           available by the second business day. Your
                                                                           bank may charge you a fee for this service.
------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
             o    Accounts of any type.                               o    Obtain a current prospectus for the fund into
                                                                           which you are exchanging by Internet or by
             o    Sales of any amount.                                     calling your financial representative or
                                                                           Signature Services.

                                                                      o    Log on to www.jhfunds.com to process
                                                                           exchanges between your funds.

                                                                      o    Call EASI-Line for automated service 24 hours
                                                                           a day at 1-800-338-8080.

                                                                      o    Call your financial representative or
                                                                           Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                YOUR ACCOUNT  37

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days;

o you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

----------------------------------------------------------------------------------------------------------
Seller                                                   Requirements for written requests [GRAPHIC]
----------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts        o    Letter of instruction.
(custodial accounts for minors).
                                                         o    On the letter, the signatures of all persons
                                                              authorized to sign for the account, exactly
                                                              as the account is registered.

                                                         o    Medallion signature guarantee if applicable
                                                              (see above).

Owners of corporate, sole proprietorship, general        o    Letter of instruction.
partner or association accounts.
                                                         o    Corporate business/organization resolution
                                                              certified within the past 12 months or a John
                                                              Hancock Funds business/organization
                                                              certification form.

                                                         o    On the letter and the resolution, the
                                                              signature of the person(s) authorized to sign
                                                              for the account.

                                                         o    Medallion signature guarantee if applicable
                                                              (see above).

Owners or trustees of trust accounts.                    o    Letter of instruction.

                                                         o    On the letter, the signature(s) of the
                                                              trustee(s).

                                                         o    Copy of the trust document certified within
                                                              the past 12 months or a John Hancock Funds
                                                              trust certification form.

                                                         o    Medallion signature guarantee if applicable
                                                              (see above).

Joint tenancy shareholders with rights of                o    Letter of instruction signed by surviving
survivorship with a deceased co-tenant(s).                    tenant.

                                                         o    Copy of death certificate.

                                                         o    Medallion signature guarantee if applicable
                                                              (see above).

                                                         o    Inheritance tax waiver (if applicable).

Executors of shareholder estates.                        o    Letter of instruction signed by executor.

                                                         o    Copy of order appointing executor, certified
                                                              within the past 12 months.

                                                         o    Medallion signature guarantee if applicable
                                                              (see above).

                                                         o    Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other        o    Call 1-800-225-5291 for instructions.
sellers or account types not listed above.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------

38 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 39

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of a fund's portfolio and may result in a fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease a fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of shares" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply

40 YOUR ACCOUNT
name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance;

o    after any changes of name or address of the registered owner(s);

o    in all other circumstances, every quarter.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced Fund and Sovereign Investors Fund typically declare and pay income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

                                                                 YOUR ACCOUNT 41

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check for your first investment amount payable to "John Hancock Signature Services, Inc." in an amount satisfying the applicable minimum initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock funds offer a range of retirement plans, including traditional and ROTH IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 (except Classic Value) or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

42 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Balanced, Classic Value, Classic Value II, Growth Trends, Large Cap Equity, Large Cap Select, Mid Cap Equity, Multi Cap Growth, Small Cap, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Large Cap Equity, Large Cap Select, Mid Cap Equity, Small Cap, Small Cap Equity, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Classic Value II, Core Equity and Small Cap Funds rely on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The funds, therefore, are able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

                                                                    |------------|
                                                                    |Shareholders|---------------------------|
                                                                    |------------|                           |
                                                                           |                                 |
              |--                                                          |                                 |
              |                                    |------------------------------------------------|        |
              |                                    |          Financial services firms and          |        |
              |                                    |             their representatives              |        |
              |                                    |                                                |        |
              |                                 |--|    Advise current and prospective share-       |        |
              |     Distribution and            |  |  holders on their fund investments, often      |        |
              |   shareholder services          |  |  in the context of an overall financial plan.  |        |
              |                                 |  |------------------------------------------------|        |
              |                                 |                                                            |
              |                                 |                                                            |
              |       |-------------------------------------------|          |------------------------------------------|
              |       |        Principal distributor              |          |              Transfer agent              |
              |       |       John Hancock Funds, LLC             |          |  John Hancock Signature Services, Inc.   |
              |       |                                           |          |                                          |
              |       | Markets the funds and distributes shares  |          | Handles shareholder services, including  |
              |       |through selling brokers, financial planners|          |recordkeeping and statements, distribution|
              |       |   and other financial representatives.    |          |  of dividends and processing of buy and  |
              |--     |-------------------------------------------|          |             sell requests.               |
                                           |                                 |------------------------------------------|
                                           |                                                        |
                                           ----------------------------------------------------------
                                                                         |
|---------------------------------|                                      |
|          Subadvisers            |                                      |  |--------------------------------------|           -|
|  Independence Investments LLC   |  |--------------------------------|  |  |             Custodian                |            |
|         53 State Street         |  |      Investment adviser        |  |  |                                      |            |
|        Boston, MA 02109         |  |                                |  |  |       The Bank of New York           |            |
|                                 |  |  John Hancock Advisers, LLC    |  |  |          One Wall Street             |   Asset    |
| Pzena Investment Management, LLC|--|     601 Congress Street        |  |  |        New York, NY 10286            | management |
|     120 West 45(th) Street      |  |    Boston, MA 02210-2805       |  |  |                                      |            |
|       New York, NY 10036        |  |                                |  |  |Holds the funds' assets, settles all  |            |
|                                 |  |Manages the funds' business and |  |  |portfolio trades and collects most of |            |
|   Shay Assets Management, Inc.  |  |   investment activities.       |  |  |   the valuation data required for    |            |
|     230 West Monroe Street      |  |--------------------------------|  |  |    calculating each fund's NAV.      |            |
|       Chicago, IL 60606         |                  |                   |  |--------------------------------------|           -|
|                                 |                  |                   |                  |
|      MFC Global Investment      |                  ----------------------------------------
|      Management (U.S.), LLC     |                                      |
|      101 Huntington Avenue      |                       |-----------------------------|
|         Boston, MA 02199        |                       |          Trustees           |
|                                 |                       |Oversee the funds' activities|
| Sustainable Growth Advisers, LP |                       |-----------------------------|
|         3 Stamford Plaza        |
|  301 Tresser Blvd., Suite 1310  |
|       Stamford, CT 06901        |
|                                 |
| Provide portfolio management to |
|          certain funds.         |
|---------------------------------|

                                                                 FUND DETAILS 43

Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                           % of net assets
--------------------------------------------------------------------------------
Balanced                                                                0.60%
Classic Value                                                           0.83
Classic Value II                                                        0.00*
Core Equity                                                             0.75
Growth Trends                                                           0.65*
Large Cap Equity                                                        0.625
Large Cap Select                                                        0.62*
Mid Cap Equity                                                          0.00*
Multi Cap Growth                                                        0.18*
Small Cap                                                               0.90
Small Cap Equity                                                        0.70
Small Cap Intrinsic Value                                               0.32*
Sovereign Investors                                                     0.59
U.S. Global Leaders Growth                                              0.72*

*After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders, as follows:

Annual report dated December 31, 2006 Balanced Fund, Classic Value Fund, Classic Value Fund II, Core Equity Fund, Large Cap Equity Fund, Large Cap Select Fund, Small Cap Intrinsic Value Fund, Sovereign Investors Fund, U.S. Global Leaders Growth Fund

Annual report dated October 31, 2006 Growth Trends Fund, Mid Cap Equity Fund, Multi Cap Growth Fund, Small Cap Fund, Small Cap Equity Fund

Subadvisers
Independence Investments LLC (Independence), subadvises Core Equity Fund and Small Cap Fund. Founded in 1982, Independence is a subsidiary of Convergent Capital Management LLC, a wholly owned subsidiary of City National Corporation and managed approximately $8 billion in assets as of December 31, 2006.

Pzena Investment Management, LLC (PIM) subadvises Classic Value Fund and Classic Value Fund II and was investment adviser to Classic Value Fund's predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.

Shay Assets Management, Inc. (SAM) subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $3.5 billion in assets as of December 31, 2006, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)), subadvises Balanced, Growth Trends, Large Cap Equity, Mid Cap Equity, Multi Cap Growth, Small Cap Equity, Small Cap Intrinsic Value and Sovereign Investors Funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2006, had total assets under management of approximately $26 billion.

Sustainable Growth Advisers, LP (SGA) subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of December 31, 2006 were approximately $3.5 billion.

44  FUND DETAILS

MANAGEMENT BIOGRAPHIES
--------------------------------------------------------------------------------

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Antonio DeSpirito III
----------------------------------------------
Principal and portfolio manager, Pzena
 Investment Management, LLC (since 1996)
Joined subadviser in 1996
Began business career in 1993

Barry H. Evans, CFA
----------------------------------------------
President, chief fixed income
 officer and chief operating officer, MFC
 Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, chief fixed income officer and chief operating officer, John
 Hancock Advisers, LLC (1986-2005)
Began business career in 1986

John C. Forelli, CFA
----------------------------------------------
Senior vice president, Independence
 Investments LLC
Joined subadviser in 1990
Began business career in 1984

George P. Fraise
----------------------------------------------
Principal, Sustainable Growth Advisers, LP
 (since 2003)
Executive vice president, Yeager, Wood &
 Marshall, Inc. (2000-2003)
Began business career in 1987

Jeffrey N. Given, CFA
----------------------------------------------
Vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Second vice president, John Hancock
 Advisers, LLC (1993-2005)
Began business career in 1993

Charles S. Glovsky
----------------------------------------------
Senior vice president, Independence
 Investments LLC
Joined subadviser in 2000
Began business career in 1979

John P. Goetz
----------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena
 Investment Management, LLC
Director of research, Pzena Investment
 Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

Roger C. Hamilton
----------------------------------------------
Vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Vice president and portfolio manager, John
 Hancock Advisers, LLC (2003-2005)
Analyst, John Hancock Advisers, LLC
 (1994-2003)
Began business career in 1980

Timothy E. Keefe, CFA
----------------------------------------------
Executive vice president and chief equity officer, MFC Global Investment Management
 (U.S.), LLC
Joined subadviser in 2005
Senior vice president and chief equity officer,
 John Hancock Advisers, LLC (2004-2005)
Partner and portfolio manager, Thomas
 Weisel Partners (2000-2004)
Began business career in 1987

Jay C. Leu, CFA
----------------------------------------------
Principal and senior vice president,
 Independence Investments LLC
Joined subadviser in 1997
Began business career in 1987

Timothy M. Malloy
----------------------------------------------
Vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Second vice president, John Hancock
 Advisers, LLC (2004-2005)
Investment analyst, Thomas Weisel Partners
 (2000-2004)
Began business career in 1993

Gordon M. Marchand, CFA, CIC
----------------------------------------------
Principal, Sustainable Growth Advisers, LP
 (since 2003)
Chief financial and operating officer,
 Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1977

John J. McCabe
----------------------------------------------
Senior vice president, Shay Assets
 Management, Inc.
Joined subadviser in 1995
Began business career in 1965

Henry E. Mehlman, CFA
----------------------------------------------
Vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
 (2002-2005)
Senior portfolio manager, The Colony Group
 (2001-2002)
Began business career in 1972

Alan E. Norton, CFA
----------------------------------------------
Senior vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, John Hancock Advisers,
 LLC (2002-2005)
Senior portfolio manager, The Colony Group
 (2001-2002)
Began business career in 1987

Thomas P. Norton, CFA
----------------------------------------------
Vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
 (2002-2005)
Investment manager, Baring Asset
 Management (1997-2002)
Began business career in 1986

Richard S. Pzena
----------------------------------------------
Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment
Management, LLC
Began business career in 1980

Robert L. Rohn
----------------------------------------------
Principal, Sustainable Growth Advisers, LP
 (since 2003)
Chairman and chief executive officer,
 W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

FUND DETAILS  45

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES (continued)

John F. Snyder III
----------------------------------------------
Executive vice president, MFC Global
 Investment Management (U.S.), LLC
Joined subadviser in 1983
Executive vice president, John Hancock
 Advisers, LLC (1991-2005)
Began business career in 1971

Mark F. Trautman
----------------------------------------------
Vice president, Shay Assets
 Management, Inc.
Joined subadviser in 1995
Began business career in 1986

Lisa A. Welch
----------------------------------------------
Vice president, MFC Global
 Investment Management (U.S.), LLC
Joined subadviser in 2005
Vice president and portfolio manager,
 John Hancock Advisers, LLC (2002-2005)
Analyst, John Hancock Advisers, LLC
 (1996-2002)
Began business career in 1986

46 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund
Figures  for  the  years  ended  12-31-03,  12-31-04  and  12-31-05  audited  by
Deloitte-Touche   LLP   and   for   the   year   ended   12-31-06   audited   by
PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                    12-31-02(1)     12-31-03(1)     12-31-04(1)     12-31-05(1)     12-31-06
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  12.02        $  9.61         $  11.15        $  11.67       $  12.60
Net investment income(2)                            0.23           0.17             0.19            0.13           0.18
Net realized and unrealized gain (loss)
 on investments                                    (2.40)          1.56             0.56            1.41           1.54
Total from investment operations                   (2.17)          1.73             0.75            1.54           1.72
Less distributions
From net investment income                         (0.24)         (0.19)           (0.23)          (0.16)         (0.20)
From net realized gain                                --             --               --           (0.45)         (0.73)
                                                   (0.24)         (0.19)           (0.23)          (0.61)         (0.93)
Net asset value, end of period                  $   9.61        $ 11.15         $  11.67        $  12.60       $  13.39
Total return(3)(%)                                (18.19)         18.21             6.78(4)        13.36(4)       13.75(4)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     85        $    88         $     86        $     92       $    111
Ratio of net expenses to average net
 assets (%)                                         1.39           1.41             1.35            1.35           1.28
Ratio of gross expenses to average net
 assets (%)                                         1.39           1.41             1.39(5)         1.37 5         1.28(5)
Ratio of net investment income to average
 net assets (%)                                     2.15           1.70             1.72            1.13           1.35
Portfolio turnover (%)                                86             60               56              88             60

CLASS B SHARES  PERIOD ENDED                    12-31-02(1)     12-31-03(1)     12-31-04(1)     12-31-05(1)     12-31-06
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  12.01        $  9.61         $  11.15        $  11.67       $  12.60
Net investment income(2)                            0.16           0.10             0.11            0.05           0.09
Net realized and unrealized gain (loss)
 on investments                                    (2.40)          1.56             0.56            1.41           1.54
Total from investment operations                   (2.24)          1.66             0.67            1.46           1.63
Less distributions
From net investment income                         (0.16)         (0.12)           (0.15)          (0.08)         (0.11)
From net realized gain                                --             --               --           (0.45)         (0.73)
                                                   (0.16)         (0.12)           (0.15)          (0.53)         (0.84)
Net asset value, end of period                  $   9.61        $ 11.15         $  11.67        $  12.60       $  13.39
Total return(3)(%)                                (18.71)         17.42             6.05(4)        12.59(4)       12.97(4)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     28        $    30         $     27        $     27       $     27
Ratio of net expenses to average net
 assets (%)                                         2.09           2.11             2.04            2.05           1.97
Ratio of gross expenses to average net
 assets (%)                                         2.09           2.11             2.08(5)         2.07(5)        1.97(5)
Ratio of net investment income to average
 net assets (%)                                     1.44           1.00             1.03            0.43           0.66
Portfolio turnover (%)                                86             60               56              88             60

FUND DETAILS  47

CLASS C SHARES  PERIOD ENDED                    12-31-02(1)     12-31-03(1)     12-31-04(1)     12-31-05(1)     12-31-06
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  12.01        $  9.61         $  11.15        $  11.67       $  12.60
Net investment income(2)                            0.16           0.10             0.11            0.05           0.09
Net realized and unrealized gain (loss)
 on investments                                    (2.40)          1.56             0.56            1.41           1.54
Total from investment operations                   (2.24)          1.66             0.67            1.46           1.63
Less distributions
From net investment income                         (0.16)         (0.12)           (0.15)          (0.08)         (0.11)
From net realized gain                                --             --               --           (0.45)         (0.73)
                                                   (0.16)         (0.12)           (0.15)          (0.53)         (0.84)
Net asset value, end of period                  $   9.61        $ 11.15         $  11.67        $  12.60       $  13.39
Total return(3)(%)                                (18.71)         17.42             6.04(4)        12.59(4)       12.96(4)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $      2        $     4         $      5        $      6       $     10
Ratio of net expenses to average net assets (%)     2.09           2.11             2.05            2.05           1.97
Ratio of gross expenses to average net
 assets (%)                                         2.09           2.11             2.09(5)         2.07(5)        1.97(5)
Ratio of net investment income to average
 net assets (%)                                     1.46           0.99             1.00            0.43           0.64
Portfolio turnover (%) 86 60 56 88 60

(1) Audited by previous auditor.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.

48 FUND DETAILS

Classic Value Fund
Figures for the years ended 12-31-02, 12-31-03, 12-31-04, 12-31-05 and 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                4-30-02(1)    12-31-02(2,3)     12-31-03     12-31-04     12-31-05    12-31-06
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  16.08        $  18.16        $  15.07     $  20.27     $  23.01    $  24.64
Net investment income(4)                       0.05            0.05            0.20         0.17         0.15        0.23
Net realized and unrealized gain (loss)
 on investments                                2.42           (2.68)           5.25         2.73         1.88        3.84
Total from investment operations               2.47           (2.63)           5.45         2.90         2.03        4.07
Less distributions
From net investment income                    (0.06)          (0.02)          (0.13)       (0.09)       (0.10)      (0.19)
From net realized gain                        (0.33)          (0.44)          (0.12)       (0.07)       (0.30)      (0.85)
                                              (0.39)          (0.46)          (0.25)       (0.16)       (0.40)      (1.04)
Net asset value, end of period             $  18.16        $  15.07        $  20.27     $  23.01     $  24.64    $  27.67
Total return(5)(%)                            15.67(6)       (14.00)(6,7)     36.25(6)     14.28(6)      8.81(6)    16.54
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $     22        $     22        $    145     $  1,223     $  3,017    $  5,987
Ratio of net expenses to average net
 assets (%)                                    1.25            1.27(8)         1.16         1.30         1.32        1.30
Ratio of gross expenses to average net
 assets (%)                                    2.01(9)         2.57(8,9)       1.52(9)      1.40(9)      1.36(9)     1.30
Ratio of net investment income to average
 net assets (%)                                0.34            0.44(8)         1.13         0.81         0.65        0.89
Portfolio turnover (%)                           38              47(7)           25           16           27          20

CLASS B SHARES  PERIOD ENDED                             12-31-02(10)      12-31-03     12-31-04     12-31-05    12-31-06
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  14.11        $  15.05     $  20.24     $  22.89    $  24.42
Net investment income (loss)(4)                                  --(11)        0.07         0.01        (0.03)       0.04
Net realized and unrealized gain
 on investments                                                0.94            5.24         2.71         1.86        3.79
Total from investment operations                               0.94            5.31         2.72         1.83        3.83
Less distributions
From net investment income                                       --              --(11)       --           --          --
From net realized gain                                           --           (0.12)       (0.07)       (0.30)      (0.85)
                                                                 --           (0.12)       (0.07)       (0.30)      (0.85)
Net asset value, end of period                             $  15.05        $  20.24     $  22.89     $  24.42    $  27.40
Total return(5)(%)                                             6.66(6,7)      35.36(6)     13.44(6)      7.99(6)    15.68
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      1        $     47     $    200     $    296    $    332
Ratio of net expenses to average net
 assets (%)                                                    2.10(8)         1.91         2.05         2.07        2.01
Ratio of gross expenses to average net
 assets (%)                                                    6.82(8,9)       2.27(9)      2.15(9)      2.11(9)     2.01
Ratio of net investment income (loss)
 to average net assets (%)                                    (0.06)(8)        0.38         0.03        (0.11)       0.17
Portfolio turnover (%)                                           47(7)           25           16           27          20

FUND DETAILS  49

CLASS C SHARES  PERIOD ENDED                               12-31-02(10)    12-31-03     12-31-04     12-31-05    12-31-06
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  14.11        $  15.05     $  20.24     $  22.89    $   24.42
Net investment income (loss)(4)                                 --(11)         0.07         0.01        (0.02)        0.03
Net realized and unrealized gain
 on investments                                                0.94            5.24         2.71         1.85         3.79
Total from investment operations                               0.94            5.31         2.72         1.83         3.82
Less distributions
From net investment income                                       --              --(11)       --           --           --
From net realized gain                                           --           (0.12)       (0.07)       (0.30)       (0.85)
                                                                 --           (0.12)       (0.07)       (0.30)       (0.85)
Net asset value, end of period                             $  15.05        $  20.24     $  22.89     $  24.42    $   27.39
Total return(5)(%)                                             6.66(6,7)      35.36(6)     13.44(6)      7.99(6)     15.64
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      1        $     82     $    423      $   832    $   1,132
Ratio of net expenses to average net assets (%)                2.10(8)         1.91         2.05         2.07         2.05
Ratio of gross expenses to average net assets (%)              6.82(8,9)       2.26(9)      2.15(9)      2.11(9)      2.05
Ratio of net investment income (loss) to
 average net assets (%)                                       (0.10)(8)        0.39         0.04        (0.10)        0.13
Portfolio turnover (%)                                           47(7)           25           16           27           20

(1)  Audited by previous auditors.
(2) Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional shares of Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund.
(3)  Effective 12-31-02, the fiscal year changed from April 30 to December 31.
(4)  Based on the average of the shares outstanding.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)  Not annualized.
(8)  Annualized.
(9) Does not take into consideration expense reductions during the periods shown.
(10) Class B and Class C shares began operations on 11-11-02.
(11) Less that $0.01 per share.

50 FUND DETAILS

Classic Value Fund II

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                             12-31-06(1)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $     10.00
Net investment income(2)                                                       0.03
Net realized and unrealized gain on investments                                1.40
Total from investment operations                                               1.43
Less distributions
From net investment income                                                    (0.01)
From net realized gain                                                        (0.03)
                                                                              (0.04)
Net asset value, end of period                                          $     11.39
Total return(3)(%)                                                            14.29(4,7)
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $        39
Ratio of net expenses to average net assets (%)                                1.30(5)
Ratio of gross expenses to average net assets (%)                              2.24(5,6)
Ratio of net investment income to average net assets (%)                       0.63(5)
Portfolio turnover (%)                                                           12(7)

CLASS B SHARES PERIOD ENDED                                             12-31-06(1)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $     10.00
Net investment loss(2)                                                        (0.01)
Net realized and unrealized gain on investments                                1.40
Total from investment operations                                               1.39
Less distributions
From net realized gain                                                        (0.03)
Net asset value, end of period                                          $     11.36
Total return(3)(%)                                                            13.86(4,7)
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $         6
Ratio of net expenses to average net assets (%)                                2.05(5)
Ratio of gross expenses to average net assets (%)                              2.99(5,6)
Ratio of net investment loss to average net assets (%)                        (0.11)(5)
Portfolio turnover (%)                                                           12(7)

FUND DETAILS  51

CLASS C SHARES PERIOD ENDED                                             12-31-06(1)
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $10.00
Net investment loss(2)                                                     (0.01)
Net realized and unrealized gain on investments                             1.40
Total from investment operations                                            1.39
Less distributions
From net realized gain                                                     (0.03)
Net asset value, end of period                                            $11.36
Total return(3)(%)                                                         13.86(4),(7)
---------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $   15
Ratio of net expenses to average net assets (%)                             2.05(5)
Ratio of gross expenses to average net assets (%)                           2.99(5),(6)
Ratio of net investment loss to average net assets (%)                     (0.15)(5)
Portfolio turnover (%)                                                        12(7)

(1)  Beginning of operations from 7-7-06 through 12-31-06.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)  Annualized.
(6) Does not take into consideration expense reductions during the periods shown.
(7)  Not annualized.

52 FUND DETAILS

Core Equity Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                       12-31-02    12-31-03    12-31-04    12-31-05    12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 26.61     $ 20.53     $ 25.39     $ 27.62     $ 29.72
Net investment income (loss)(1)                                      (0.02)         --(2)     0.10        0.01        0.09
Net realized and unrealized gain (loss) on investments               (6.06)       4.86        2.13        2.09        3.86
Total from investment operations                                     (6.08)       4.86        2.23        2.10        3.95
Net asset value, end of period                                     $ 20.53     $ 25.39     $ 27.62     $ 29.72     $ 33.67
Total return(3)(%)                                                  (22.85)      23.67        8.78(4)     7.60(4)    13.29(4)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   184     $   201     $   193     $   195     $   198
Ratio of net expenses to average net assets (%)                       1.60        1.61        1.52        1.47        1.47
Ratio of gross expenses to average net assets (%)                     1.60        1.61        1.57(5)     1.52(5)     1.50(5)
Ratio of net investment income (loss) to average net assets (%)      (0.10)      (0.02)       0.41        0.03        0.28
Portfolio turnover (%)                                                  64(6)       70          68          54          78

CLASS B SHARES PERIOD ENDED                                       12-31-02    12-31-03    12-31-04    12-31-05    12-31-06
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $ 25.71     $ 19.70     $ 24.19     $ 26.12     $ 27.91
Net investment loss(1)                                               (0.18)      (0.15)      (0.08)      (0.18)      (0.13)
Net realized and unrealized gain (loss) on investments               (5.83)       4.64        2.01        1.97        3.63
Total from investment operations                                     (6.01)       4.49        1.93        1.79        3.50
Net asset value, end of period                                     $ 19.70     $ 24.19     $ 26.12     $ 27.91     $ 31.41
Total return(3)(%)                                                  (23.38)      22.79        7.98(4)     6.85(4)    12.54(4)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   253     $   252     $   197     $   140     $   101
Ratio of net expenses to average net assets (%)                       2.30        2.31        2.22        2.18        2.17
Ratio of gross expenses to average net assets (%)                     2.30        2.31        2.27(5)     2.23(5)     2.20(5)
Ratio of net investment loss to average net assets (%)               (0.80)      (0.72)      (0.33)      (0.68)      (0.44)
Portfolio turnover (%)                                                  64(6)       70          68          54          78

                                                                FUND DETAILS  53

CLASS C SHARES PERIOD ENDED                                       12-31-02    12-31-03    12-31-04    12-31-05    12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $25.70      $19.69      $24.18      $26.11      $27.90
Net investment loss(1)                                               (0.18)      (0.15)      (0.08)      (0.18)      (0.13)
Net realized and unrealized gain (loss) on investments               (5.83)       4.64        2.01        1.97        3.62
Total from investment operations                                     (6.01)       4.49        1.93        1.79        3.49
Net asset value, end of period                                      $19.69      $24.18      $26.11      $27.90      $31.39
Total return(3)(%)                                                  (23.39)      22.80        7.98(4)     6.86(4)    12.51(4)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   23      $   24      $   20      $   16      $   14
Ratio of net expenses to average net assets (%)                       2.30        2.31        2.22        2.18        2.17
Ratio of gross expenses to average net assets (%)                     2.30        2.31        2.27(5)     2.23(5)     2.20(5)
Ratio of net investment loss to average net assets (%)               (0.80)      (0.72)      (0.31)      (0.68)      (0.43)
Portfolio turnover (%)                                                  64(6)       70          68          54          78

(1)  Based on the average of the shares outstanding.
(2)  Less than $0.01 per share.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)  Excludes merger activity.

54 FUND DETAILS

Growth Trends Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                       10-31-02    10-31-03    10-31-04    10-31-05      10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 5.87      $ 4.49      $ 5.51      $ 5.67        $ 6.27
Net Investment loss(1)                                               (0.05)      (0.03)      (0.04)         --(2),(6)  (0.03)
Net realized and unrealized gain (loss) on investments               (1.33)       1.05        0.20        0.60          0.67
Total from investment operations                                     (1.38)       1.02        0.16        0.60          0.64
Net asset value, end of period                                      $ 4.49      $ 5.51      $ 5.67      $ 6.27        $ 6.91
Total return(3),(4)(%)                                              (23.51)      22.72        2.90       10.58         10.21
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   65      $   69      $   58      $   46        $   40
Ratio of net expenses to average net assets (%)                       1.65        1.65        1.65        1.65          1.65
Ratio of gross expenses to average net assets(5)(%)                   1.88        2.02        1.86        1.95          2.00
Ratio of net investment income (loss) to average net assets (%)      (0.91)      (0.64)      (0.62)       0.01(6)      (0.48)
Portfolio turnover (%)                                                  68          76          40          27            70

CLASS B SHARES PERIOD ENDED                                       10-31-02    10-31-03    10-31-04    10-31-05      10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 5.83      $ 4.42      $ 5.40      $ 5.51        $ 6.06
Net Investment loss(1)                                               (0.09)      (0.06)      (0.07)      (0.04)(6)     (0.07)
Net realized and unrealized gain (loss) on investments               (1.32)       1.04        0.18        0.59          0.63
Total from investment operations                                     (1.41)       0.98        0.11        0.55          0.56
Net asset value, end of period                                      $ 4.42      $ 5.40      $ 5.51      $ 6.06        $ 6.62
Total return(3),(4)(%)                                              (24.19)      22.17        2.04        9.98          9.24
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  102      $  104      $   85      $   66        $   53
Ratio of net expenses to average net assets (%)                       2.35        2.35        2.35        2.35          2.35
Ratio of gross expenses to average net assets(5)(%)                   2.58        2.72        2.56        2.65          2.70
Ratio of net investment loss to average net assets (%)               (1.61)      (1.34)      (1.32)      (0.67)(6)     (1.18)
Portfolio turnover (%)                                                  68          76          40          27            70

CLASS C SHARES PERIOD ENDED                                       10-31-02    10-31-03    10-31-04    10-31-05      10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 5.83      $ 4.42      $ 5.40      $ 5.51        $ 6.06
Net Investment loss(1)                                               (0.09)      (0.06)      (0.07)      (0.04)(6)     (0.07)
Net realized and unrealized gain (loss) on investments               (1.32)       1.04        0.18        0.59          0.63
Total from investment operations                                     (1.41)       0.98        0.11        0.55          0.56
Net asset value, end of period                                      $ 4.42      $ 5.40      $ 5.51      $ 6.06        $ 6.62
Total return(3),(4)(%)                                              (24.19)      22.17        2.04        9.98          9.24
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   42      $   41      $    31     $   23        $   19
Ratio of net expenses to average net assets (%)                       2.35        2.35        2.35        2.35          2.35
Ratio of gross expenses to average net assets(5)(%)                   2.58        2.72        2.56        2.65          2.70
Ratio of net investment loss to average net assets (%)               (1.61)      (1.34)      (1.32)      (0.66)(6)     (1.17)
Portfolio turnover (%)                                                  68          76          40          27            70

(1)  Based on the average of the shares outstanding.
(2)  Less than $0.01 per share.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6) Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

                                   Percentage
                 Per share         of net assets
Class A          $0.04             0.61%
Class B           0.04             0.62
Class C           0.04             0.62

                                                                FUND DETAILS  55

Large Cap Equity Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 audited by Deloitte & Touche LLP and for the year ended 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                       12-31-02(1) 12-31-03(1) 12-31-04(1) 12-31-05(1)   12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                $19.10      $11.85      $14.61      $15.19        $17.66
Net investment income (loss)(2)                                         --(3)     0.01        0.06       (0.02)        (0.04)
Net realized and unrealized gain (loss) on investments               (7.23)       2.75        0.54        2.49          3.61
Total from investment  operations                                    (7.23)       2.76        0.60        2.47          3.57
Less distributions
From net investment income                                              --          --       (0.02)         --            --
From net realized gain                                               (0.02)         --          --          --            --
                                                                     (0.02)         --       (0.02)         --            --
Net asset value, end of period                                      $11.85      $14.61      $15.19      $17.66        $21.23
Total return(4)(%)                                                  (37.83)      23.29        4.14(5)    16.26(5)      20.22(5)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  365      $  376      $  325      $  343        $  463
Ratio of net expenses to average net assets (%)                       1.28        1.35        1.29        1.25          1.21
Ratio of gross expenses to average net assets (%)                     1.28        1.35        1.34(6)     1.30(6)       1.23(6)
Ratio of net investment income (loss) to average net assets (%)       0.02        0.10        0.44       (0.12)        (0.22)
Portfolio turnover (%)                                                 114         140          97          74            78

CLASS B SHARES PERIOD ENDED                                       12-31-02(1) 12-31-03(1) 12-31-04(1) 12-31-05(1)   12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $18.55      $11.42      $13.98      $14.45       $ 16.67
Net investment loss(2)                                               (0.11)      (0.08)      (0.05)      (0.13)        (0.18)
Net realized and unrealized gain (loss) on investments               (7.00)       2.64        0.52        2.35          3.40
Total from investment operations                                     (7.11)       2.56        0.47        2.22          3.22
Less distributions
From net realized gain                                               (0.02)         --          --          --            --
Net asset value, end of period                                      $11.42      $13.98      $14.45      $16.67       $ 19.89
Total return(4)(%)                                                  (38.31)      22.42        3.36(5)    15.36(5)       19.32(5)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  290      $  267      $  196      $  153       $   118
Ratio of net expenses to average net assets (%)                       2.03        2.10        2.04        2.01          1.96
Ratio of gross expenses to average net assets (%)                     2.03        2.10        2.09(6)     2.06(6)       1.98(6)
Ratio of net investment loss to average net assets (%)               (0.74)      (0.66)      (0.35)      (0.88)        (0.98)
Portfolio turnover (%)                                                 114         140          97          74            78

56 FUNDDETAILS

CLASS C SHARES PERIOD ENDED                                       12-31-02(1) 12-31-03(1) 12-31-04(1) 12-31-05(1)  12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 18.55      $11.42      $13.98      $14.45       $ 16.67
Net investment loss(2)                                               (0.11)      (0.08)      (0.05)      (0.13)        (0.18)
Net realized and unrealized gain (loss) on investments               (7.00)       2.64        0.52        2.35          3.40
Total from investment                                                (7.11)       2.56        0.47        2.22          3.22
Less distributions
From net realized gain                                               (0.02)         --          --          --            --
Net asset value, end of period                                     $ 11.42      $13.98      $14.45      $16.67       $ 19.89
Total return(4)(%)                                                  (38.31)      22.42        3.36(5)    15.36(5)      19.32(5)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   40      $   35      $   25      $   20       $   34
Ratio of net expenses to average net assets (%)                       2.03        2.10        2.04        2.01         1.96
Ratio of gross expenses to average net assets (%)                     2.03        2.10        2.09(6)     2.06(6)      1.98(6)
Ratio of net investment loss to average net assets (%)               (0.75)      (0.66)      (0.36)      (0.87)       (0.97)
Portfolio turnover (%)                                                 114         140          97          74           78

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3)  Less than $0.01 per share.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Does not take into consideration expense reductions during the periods shown.

                                                                 FUND DETAILS 57

Large Cap Select Fund
Figures for the years ended 12-31-03, 12-31-04, 12-31-05 and 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                       12-31-02(1) 12-31-03(2) 12-31-04    12-31-05     12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 18.78      $15.27      $17.80      $18.44       $ 17.60
Net investment income (loss)(3)                                         --(4)    (0.01)       0.08        0.05          0.08
Net realized and unrealized gain (loss) on investments               (2.83)       2.63        0.84       (0.48          2.46
Total from investment operations                                     (2.83)       2.62        0.92       (0.43)         2.54
Less distributions
From net investment income                                              --          --       (0.07)      (0.04)        (0.08)
From net realized gain                                               (0.68)      (0.09)      (0.21)      (0.37)        (0.86)
                                                                     (0.68)      (0.09)      (0.28)      (0.41)        (0.94)
Net asset value, end of period                                     $ 15.27      $17.80      $18.44      $17.60       $ 19.20
Total return(5),(6)(%)                                              (15.08)      17.15        5.17       (2.38)        14.37
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $    50      $   55      $   65      $   58       $    60
Ratio of net expenses to average net assets (%)                       1.38        1.51        1.34        1.36          1.35
Ratio of gross expenses to average net assets(7)(%)                   1.48        1.89        1.44        1.47          1.48
Ratio of net investment income (loss) to average net assets (%)      (0.01)      (0.03)       0.45        0.26          0.46
Portfolio turnover (%)                                                  18          22          13          23            12

CLASS B SHARES PERIOD ENDED                                                   12-31-03(8) 12-31-04    12-31-05      12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE    OPERATING    PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $16.29      $17.76      $18.33       $ 17.39
Net investment loss(3)                                                           (0.03)      (0.03)      (0.09)        (0.05)
Net realized and unrealized gain (loss) on investments                            1.59        0.81       (0.48)         2.41
Total from investment operations                                                  1.56        0.78       (0.57)         2.36
Less distributions
From net realized gain                                                           (0.09)      (0.21)      (0.37)        (0.86)
Net asset value, end of period                                                  $17.76      $18.33      $17.39       $ 18.89
Total return(5),(6)(%)                                                            9.57(9)     4.40       (3.14)        13.52
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                         $    2      $    6      $    5       $     4
Ratio of net expenses to average net assets (%)                                   2.13(10)    2.09        2.11          2.10
Ratio of gross expenses to average net assets(7)(%)                               3.02(10)    2.19        2.22          2.23
Ratio of net investment loss to average net assets (%)                           (0.49)      (0.18)      (0.50)        (0.29)
Portfolio turnover (%)                                                              22(9)       13          23            12

58 FUND DETAILS

CLASS C SHARES PERIOD ENDED                                       12-31-03(8) 12-31-04    12-31-05    12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 16.29      $17.76      $18.33      $17.39
Net investment loss(3)                                               (0.03)         --(4)    (0.09)      (0.05)
Net realized and unrealized gain (loss) on investments                1.59        0.78       (0.48)       2.41
Total from investment operations                                      1.56        0.78       (0.57)       2.36
Less distributions
From net realized gain                                               (0.09)      (0.21)      (0.37)      (0.86)
Net asset value, end of period                                     $ 17.76      $18.33      $17.39      $18.89
Total return(5),(6)(%)                                                9.57(9)     4.40       (3.14)      13.52
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $     1      $    6      $    7      $    3
Ratio of net expenses to average net assets (%)                       2.13(10)    2.09        2.11        2.10
Ratio of gross expenses to average net assets(7)(%)                   3.02(10)    2.19        2.22        2.23
Ratio of net investment loss to average net assets (%)               (0.45)(10)  (0.01)      (0.49)      (0.30)
Portfolio turnover (%)                                                  22(9)       13          23          12

(1)  Audited by previous auditor.
(2) Effective 8-25-03, shareholders of the former M.S.B. Fund, Inc. became owners of an equal number of full and fractional Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.
(3)  Based on the average of the shares outstanding.
(4)  Less than $0.01 per share.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Does not take into consideration expense reductions during the periods shown.
(8)  Class B and Class C shares began operations on 8-25-03.
(9)  Not annualized.
(10) Annualized.

                                                                 FUND DETAILS 59

Mid Cap Equity Fund
Figures for the years ended 10-31-03, 10-31-04 and 10-31-05 audited by Deloitte & Touche LLP and for the year ended 10-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                   10-31-03(1),(2) 10-31-04(2) 10-31-05(2) 10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.00         $11.35      $11.61      $13.38
Net investment loss(3)                                            (0.01)         (0.06)      (0.08)      (0.08)
Net realized and unrealized gain on investments                    1.36           0.50        2.38        1.38
Total from investment operations                                   1.35           0.44        2.30        1.30
Less distributions
From net realized gain                                               --          (0.18)      (0.53)      (1.74)
Net asset value, end of period                                  $ 11.35         $11.61      $13.38      $12.94
Total return(4),(5)(%)                                            13.50(6)        3.92       20.31       10.31
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $     2         $    2      $    2      $    3
Ratio of net expenses to average net assets (%)                    1.20(7)        1.20        1.20        1.38
Ratio of gross expenses to average net assets(8)(%)                6.20(7)        2.42        2.97        4.25
Ratio of net investment loss to average net assets (%)            (0.57)(7)      (0.56)      (0.65)      (0.66)
Portfolio turnover (%)                                               48(6)          46          63          47

CLASS B SHARES PERIOD ENDED                                   10-31-03(1),(2) 10-31-04(2) 10-31-05(2) 10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.00         $11.33      $11.54      $13.23
Net investment loss(3)                                            (0.03)         (0.12)      (0.14)      (0.17)
Net realized and unrealized gain on investments                    1.36           0.51        2.36        1.38
Total from investment operations                                   1.33           0.39        2.22        1.21
Less distributions
From net realized gain                                               --          (0.18)      (0.53)      (1.74)
Net asset value, end of period                                  $ 11.33         $11.54      $13.23      $12.70
Total return(4),(5)(%)                                            13.30(6)        3.49       19.72        9.67
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              --(9)          --(9)       --(9)   $    1
Ratio of net expenses to average net assets (%)                    1.90(7)        1.65        1.65        2.05
Ratio of gross expenses to average net assets(8)(%)                6.90(7)        2.87        3.42        4.92
Ratio of net investment loss to average net assets (%)            (1.27)(7)      (1.01)      (1.10)      (1.35)
Portfolio turnover (%)                                               48(6)          46          63          47

60 FUND DETAILS

CLASS C SHARES PERIOD ENDED                                   10-31-03(1),(2) 10-31-04(2) 10-31-05(2) 10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.00          $11.33      $11.54      $13.23
Net investment loss(3)                                           (0.03)          (0.12)      (0.14)      (0.16)
Net realized and unrealized gain on investments                   1.36            0.51        2.36        1.38
Total from investment operations                                  1.33            0.39        2.22        1.22
Less distributions
From net realized gain                                              --           (0.18)      (0.53)      (1.74)
Net asset value, end of period                                  $11.33          $11.54      $13.23      $12.71
Total return(4),(5)(%)                                           13.30(6)         3.49       19.72        9.76
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             --(9)           --(9)       --(9)       --(9)
Ratio of net expenses to average net assets (%)                   1.90(7)         1.65        1.65        1.98
Ratio of gross expenses to average net assets(8)(%)               6.90(7)         2.87        3.42        4.85
Ratio of net investment loss to average net assets (%)           (1.27)(7)       (1.01)      (1.10)      (1.28)
Portfolio turnover (%)                                              48(6)           46          63          47

(1)  Class A, Class B and Class C shares began operations on 8-4-03.
(2)  Audited by previous auditor.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)  Not annualized.
(7)  Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)  Less than $500,000.

                                                                FUND DETAILS  61

Multi Cap Growth Fund
Figures for the years ended 10-31-03, 10-31-04 and 10-31-05 audited by Deloitte & Touche LLP and for the years ended 10-31-02 and 10-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                   10-31-02(1)     10-31-03(1) 10-31-04(1) 10-31-05(1)   10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  6.78          $ 5.71      $ 7.33      $ 7.92       $  8.56
Net investment loss(2)                                           (0.06)          (0.03)      (0.05)      (0.03)        (0.06)
Net realized and unrealized gain (loss) on investments           (0.91)           1.65        0.64        0.67          1.68
Total from investment operations                                 (0.97)           1.62        0.59        0.64          1.62
Less distributions
From net investment income                                       (0.10)             --          --          --            --
Net asset value, end of period                                 $  5.71          $ 7.33      $ 7.92      $ 8.56       $ 10.18
Total return(3),(4)(%)                                          (14.24)          28.37        8.05        8.08         18.93
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $     2          $    3      $    5      $    6       $     7
Ratio of net expenses to average net assets (%)                   1.40            1.40        1.40        1.40          1.40
Ratio of gross expenses to average net assets(5)(%)               4.05            3.29        2.51        2.40          1.97
Ratio of net investment loss to average net assets (%)           (0.96)          (0.55)      (0.71)      (0.40)        (0.60)
Portfolio turnover (%)                                             103              66          64          56            24

CLASS B SHARES PERIOD ENDED                                   10-31-02(1)     10-31-03(1) 10-31-04(1) 10-31-05(1)   10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  6.74          $ 5.68      $ 7.24      $ 7.77       $  8.34
Net investment loss(2)                                           (0.11)          (0.08)      (0.10)      (0.09)        (0.12)
Net realized and unrealized gain (loss) on investments           (0.89)           1.64        0.63        0.66          1.63
Total from investment operations                                 (1.00)           1.56        0.53        0.57          1.51
Less distributions
From net investment income                                       (0.06)             --          --          --            --
Net asset value, end of period                                 $  5.68          $ 7.24      $ 7.77      $ 8.34       $  9.85
Total return(3),(4)(%)                                          (14.80)          27.46        7.32        7.34         18.11
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $     1          $    3      $    3      $    3       $     4
Ratio of net expenses to average net assets (%)                   2.10            2.10        2.06        2.10          2.07
Ratio of gross expenses to average net assets(5)(%)               4.75            3.99        3.17        3.10          2.64
Ratio of net investment loss to average net assets (%)           (1.66)          (1.27)      (1.37)      (1.04)        (1.26)
Portfolio turnover (%)                                             103              66          64          56            24

62 FUND DETAILS

CLASS C SHARES PERIOD ENDED                                   10-31-02(1)     10-31-03(1) 10-31-04(1) 10-31-05(1)   10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  6.74          $ 5.68      $ 7.24      $ 7.77       $  8.34
Net investment loss(2)                                           (0.11)          (0.08)      (0.11)      (0.08)        (0.12)
Net realized and unrealized gain (loss) on investments           (0.89)           1.64        0.64        0.65          1.62
Total from investment operations                                 (1.00)           1.56        0.53        0.57          1.50
Less distributions
From net investment income                                       (0.06)             --          --          --            --
Net asset value, end of period                                 $  5.68          $ 7.24      $ 7.77      $ 8.34       $  9.84
Total return(3),(4)(%)                                          (14.79)          27.46        7.32        7.34         17.99
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $     1          $    1      $    2      $    1       $     2
Ratio of net expenses to average net assets (%)                   2.09            2.10        2.10        2.10          2.10
Ratio of gross expenses to average net assets(5)(%)               4.74            3.99        3.21        3.10          2.67
Ratio of net investment loss to average net assets (%)           (1.65)          (1.26)      (1.39)      (0.99)        (1.30)
Portfolio turnover (%)                                             103              66          64          56            24

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.

                                                                 FUND DETAILS 63

Small Cap Fund
Figures were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                   10-31-02(1)     10-31-03    10-31-04    10-31-05(2)   10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.99          $ 8.22      $10.06      $11.44       $ 11.56
Net investment loss(3)                                           (0.16)          (0.05)      (0.09)      (0.11)        (0.12)
Net realized and unrealized gain on investments                   0.36(4)         2.22        1.61        1.61          1.24
Total from investment operations                                  0.20            2.17        1.52        1.50          1.12
Less distributions
From net realized gain                                           (4.97)          (0.33)      (0.14)      (1.38)        (0.05)
Net asset value, end of period                                 $  8.22          $10.06      $11.44      $11.56       $ 12.63
Total return(5),(6)(%)                                           (3.59)          27.41       15.25       13.44          9.71
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $    11          $   16      $   28      $  105       $   162
Ratio of net expenses to average net assets (%)                   2.28            1.18        1.23        1.57          1.59
Ratio of gross expenses to average net assets(7)(%)               2.69            2.60        2.23        1.65          1.60
Ratio of net investment loss to average net assets (%)           (1.92)          (0.57)      (0.80)      (0.99)        (0.98)
Portfolio turnover (%)                                              92              79         129         145            74

CLASS B SHARES PERIOD ENDED                                                                          10-31-05(2),(8)  10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                                                                   (0.17)        (0.20)
Net realized and unrealized gain on investments                                                           0.45          1.23
Total from investment operations                                                                          0.28          1.03
Less distributions From net realized gain                                                                   --         (0.05)
Net asset value, end of period                                                                        $  11.49       $ 12.47
Total return(5),(6)(%)                                                                                    2.50(9)       8.99
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                               $      9       $    11
Ratio of net expenses to average net assets (%)                                                           2.27          2.29
Ratio of gross expenses to average net assets(7)(%)                                                       2.35          2.30
Ratio of net investment loss to average net assets (%)                                                   (1.67)(10)    (1.67)
Portfolio turnover (%)                                                                                     145(9)         74

64 FUND DETAILS

CLASS C SHARES PERIOD ENDED                                                                          10-31-05(5),(8)  10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                 $  11.21         $  11.49
Net investment loss(3)                                                                                  (0.17)           (0.20)
Net realized and unrealized gain on investments                                                          0.45             1.23
Total from investment operations                                                                         0.28             1.03
Less distributions From net realized gain                                                                  --            (0.05)
Net asset value, end of period                                                                       $  11.49         $  12.47
Total return(5),(6)(%)                                                                                   2.50(9)          8.99
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                              $     31         $     44
Ratio of net expenses to average net assets (%)                                                          2.27(10)         2.29
Ratio of gross expenses to average net assets(7)(%)                                                      2.35(10)         2.30
Ratio of net investment loss to average net assets (%)                                                  (1.67)(10)       (1.68)
Portfolio turnover (%)                                                                                    145(9)            74


(1) On 6-24-02, the Advisors' Inner Circle Fund Independence Small Cap Portfolio acquired the assets and liabilities of the UAM Independence Small Cap Portfolio, a series of the UAM Funds, Inc. The operations of the Advisers' Inner Circle Fund Independence Small Cap Portfolio prior to the acquisition were those of the predecessor fund, the UAM Independence Small Cap Portfolio.
(2) Effective 12-3-04, shareholders of the former Independence Small Cap Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A shares of John Hancock Small Cap Fund.
(3)  Based on the average of the shares outstanding.
(4) The per share amount does not accord with the aggregate net losses on investments because of the sales and repurchase of the Fund's shares in relation to fluctuating market value of the investments in the Fund.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(7) Does not take into consideration expense reductions during the periods shown.
(8)  Class B and Class C shares began operations on 12-6-04.
(9)  Not annualized.
(10) Annualized.

                                                                 FUND DETAILS 65

Small Cap Equity Fund
Figures for the years ended 10-31-03, 10-31-04, 10-31-05 and 10-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                   10-31-02(1)     10-31-03    10-31-04    10-31-05     10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 16.59          $11.43      $15.61     $ 17.38     $  20.00
Net investment loss(2)                                           (0.16)          (0.12)      (0.13)      (0.20)       (0.21)
Net realized and unrealized gain (loss) on investments           (4.83)           4.30        1.90        2.82         2.21
Total from investment operations                                 (4.99)           4.18        1.77        2.62         2.00
Less distributions
From net realized gain                                           (0.17)             --          --          --           --
Net asset value, end of period                                 $ 11.43          $15.61      $17.38     $ 20.00     $  22.00
Total return(3)(%)                                              (30.44)          36.57       11.34(4)    15.07(4)     10.00(4)

------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $   201          $  220      $  213    $    214     $    620
Ratio of net expenses to average net assets (%)                   1.58            1.83        1.48        1.42         1.40
Ratio of gross expenses to average net assets (%)                 1.58            1.83        1.51(5)     1.47(5)      1.42(5)
Ratio of net investment loss to average net assets (%)           (1.00)          (0.91)      (0.79)      (1.05)       (1.00)
Portfolio turnover (%)                                              44              52          54          38           30

CLASS B SHARES PERIOD ENDED                                   10-31-02(1)     10-31-03    10-31-04   10-31-05      10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 16.02          $10.96      $14.85    $  16.43     $  18.77
Net investment loss(2)                                           (0.26)          (0.19)      (0.24)      (0.31)       (0.34)
Net realized and unrealized gain (loss) on investments           (4.63)           4.08        1.82        2.65         2.07
Total from investment operations                                 (4.89)           3.89        1.58        2.34         1.73
Less distributions
From net realized gain                                           (0.17)             --          --          --           --
Net asset value, end of period                                 $ 10.96          $14.85      $16.43    $  18.77     $  20.50
Total return(3)(%)                                              (30.90)          35.49       10.64(4)    14.24(4)      9.22(4)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $   175          $  191      $  168    $    140     $    189
Ratio of net expenses to average net assets (%)                   2.28            2.53        2.18        2.12         2.10
Ratio of gross expenses to average net assets (%)                 2.28            2.53        2.21(5)     2.17(5)      2.12(5)
Ratio of net investment loss to average net assets (%)           (1.70)          (1.61)      (1.48)      (1.75)       (1.71)
Portfolio turnover (%)                                              44              52          54          38           30

66 FUND DETAILS

CLASS C SHARES PERIOD ENDED                                   10-31-02(1)     10-31-03    10-31-04    10-31-05     10-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 16.02          $10.96      $14.86    $  16.43        18.97
Net investment loss(2)                                           (0.26)          (0.20)      (0.24)      (0.31)       (0.35)
Net realized and unrealized gain (loss) on investments           (4.63)           4.10        1.81        2.65         2.08
Total from investment operations                                 (4.89)           3.90        1.57        2.34         1.73
Less distributions
From net realized gain                                           (0.17)             --          --          --           --
Net asset value, end of period                                 $ 10.96          $14.86      $16.43    $  18.77     $  20.50
Total return(3)(%)                                              (30.90)          35.58       10.57(4)    14.24(4)      9.22(4)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $    63          $   74      $   59    $     48     $     54
Ratio of net expenses to average net assets (%)                   2.28            2.52        2.17        2.12         2.10
Ratio of gross expenses to average net assets (%)                 2.28            2.52        2.20(5)     2.17(5)      2.12(5)
Ratio of net investment loss to average net assets (%)           (1.70)          (1.61)      (1.47)      (1.75)       (1.71)
Portfolio turnover (%)                                              44              52          54          38           30

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.

                                                                 FUND DETAILS 67

Small Cap Intrinsic Value Fund
Figures for the year ended 12-31-05 audited by Deloitte & Touche LLP and for the year ended 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                   12-31-05(1,2)   12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.00          $10.86
Net investment loss(3)                                           (0.01)          (0.07)(10)
Net realized and unrealized gain on investments                   1.72            3.21
Total from investment operations                                  1.71            3.14
Less Distributions From net realized gain                        (0.85)          (0.30)
Net asset value, end of period                                 $ 10.86          $13.70
Total return(4),(6)(%)                                           17.28(5)        28.99
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $     3          $   30
Ratio of net expenses to average net assets (%)                   1.45(7)         1.65
Ratio of gross expenses to average net assets(8)(%)               4.89(7)         2.23
Ratio of net investment loss to average net assets (%)           (0.08)(7)       (0.58)(10)
Portfolio turnover (%)                                              97(5)           82

CLASS B SHARES PERIOD ENDED                                   12-31-05(1,2)   12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.00          $10.81
Net investment loss(3)                                           (0.05)          (0.16)(10)
Net realized and unrealized gain on investments                   1.71            3.20
Total from investment operations                                  1.66            3.04
Less distributions From net realized gain                        (0.85)          (0.30)
Net asset value, end of period                                 $ 10.81          $13.55
Total return(4),(6)(%)                                           16.78(5)        28.20
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                             --(9)       $    3
Ratio of net expenses to average net assets (%)                   1.95(7)         2.35
Ratio of gross expenses to average net assets(8)(%)               5.39(7)         2.93
Ratio of net investment loss to average net assets (%)           (0.57)(7)       (1.25)(10)
Portfolio turnover (%)                                              97(5)           82

68 FUND DETAILS

CLASS C SHARES PERIOD ENDED                                   12-31-05(1,2)   12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.00          $10.81
Net investment loss(3)                                           (0.05)          (0.16)(10)
Net realized and unrealized gain on investments                   1.71            3.20
Total from investment operations                                  1.66            3.04
Less distributions From net realized gain                        (0.85)          (0.30)
Net asset value, end of period                                 $ 10.81          $13.55
Total return(4),(6)(%)                                           16.78(5)        28.20
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             --(9)       $    8
Ratio of net expenses to average net assets (%)                   1.95(7)         2.35
Ratio of gross expenses to average net assets(8)(%)               5.39(7)         2.93
Ratio of net investment loss to average net assets (%)           (0.57)(7)       (1.27)(10)
Portfolio turnover (%)                                              97(5)           82

(1)  Audited by previous auditor.
(2)  Beginning of operations from 2-28-05 through 12-31-05.
(3)  Based on the average of the shares outstanding during the period.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7)  Annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9)  Less than $500,000.
(10) Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

                                                     Percentage
                                Per share         of net assets
---------------------------------------------------------------
Class A                         $0.03             0.27%
---------------------------------------------------------------
Class B                          0.03             0.27
---------------------------------------------------------------
Class C                          0.03             0.27
---------------------------------------------------------------

                                                                FUND DETAILS  69

Sovereign Investors Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 audited by Deloitte & Touche LLP and for the year ended 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                   12-31-02(1)   12-31-03(1)   12-31-04(1)   12-31-05(1)   12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  19.88       $ 15.81       $ 18.74       $ 19.54       $ 18.51
Net investment income(2)                                          0.24          0.14          0.17          0.18          0.20
Net realized and unrealized gain (loss) on investments           (3.94)         2.93          0.80          0.27          2.51
Total from investment operations                                 (3.70)         3.07          0.97          0.45          2.71
Less distributions
From net investment income                                       (0.25)        (0.14)        (0.17)        (0.18)        (0.21)
From net realized gain                                           (0.12)           --            --         (1.30)        (2.07)
                                                                 (0.37)        (0.14)        (0.17)        (1.48)        (2.28)
Net asset value, end of period                                $  15.81       $ 18.74       $ 19.54       $ 18.51       $ 18.94
Total return(3)(%)                                              (18.68)        19.55          5.23          2.28(4)      14.67(4)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $    908       $   998       $   936       $   818       $   810
Ratio of net expenses to average net assets (%)                   1.17          1.24          1.20          1.19          1.16
Ratio of gross expenses to average net assets (%)                 1.17          1.24          1.20          1.20          1.17
Ratio of net investment income to average net assets (%)          1.36          0.85          0.91          0.92          1.04
Portfolio turnover (%)                                              85            47            20            30            36

CLASS B SHARES PERIOD ENDED                                   12-31-02(1)   12-31-03(1)   12-31-04(1)   12-31-05(1)   12-31-06
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  19.86       $ 15.79       $ 18.71       $ 19.49       $ 18.46
Net investment income(2)                                          0.12          0.03          0.03          0.04          0.07
Net realized and unrealized gain (loss) on investments           (3.94)         2.92          0.80          0.27          2.50
Total from investment operations                                 (3.82)         2.95          0.83          0.31          2.57
Less distributions
From net investment income                                       (0.13)        (0.03)        (0.05)        (0.04)        (0.07)
From net realized gain                                           (0.12)           --            --         (1.30)        (2.07)
                                                                 (0.25)        (0.03)        (0.05)        (1.34)        (2.14)
Net asset value, end of period                                $  15.79       $ 18.71       $ 19.49       $ 18.46       $ 18.89
Total return(3)(%)                                              (19.29)        18.75          4.45          1.57(4)      13.92(4)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $    328       $   315       $   232       $   155       $   111
Ratio of net expenses to average net assets (%)                   1.87          1.94          1.90          1.89          1.86
Ratio of gross expenses to average net assets (%)                 1.87          1.94          1.90          1.90(5)       1.87(5)
Ratio of net investment income to average net assets (%)          0.65          0.16          0.18          0.21          0.34
Portfolio turnover (%)                                              85            47            20            30            36

70 FUND DETAILS

CLASS C SHARES PERIOD ENDED              12-31-02(1)  12-31-03(1)  12-31-04(1)  12- 31-05(1)  12-31-06
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   19.88    $   15.81    $   18.73    $   19.52    $   18.49
Net investment income(2)                       0.12         0.03         0.04         0.04         0.07
Net realized and unrealized gain (loss)
 on investments                               (3.94)        2.92         0.80         0.27         2.50
Total from investment operations              (3.82)        2.95         0.84         0.31         2.57
Less distributions
From net investment income                    (0.13)       (0.03)       (0.05)       (0.04)       (0.07)
From net realized gain                        (0.12)          --           --        (1.30)       (2.07)
                                              (0.25)       (0.03)       (0.05)       (1.34)       (2.14)
Net asset value, end of period            $   15.81    $   18.73    $   19.52 $      18.49    $   18.92
Total return(3)(%)                           (19.27)       18.73         4.50         1.57(4)     13.90(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $      24    $      32    $      27    $      17    $      15
Ratio of net expenses to average net
 assets (%)                                    1.87         1.94         1.90         1.89         1.86
Ratio of gross expenses to average
 net assets (%)                                1.87         1.94         1.90         1.90(5)      1.87(5)
Ratio of net investment income to
 average net assets (%)                        0.67         0.14         0.19         0.21         0.34
Portfolio turnover (%)                           85           47           20           30           36

(1) Audited by previous auditor.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Does not take into consideration expense reductions during the period shown.

FUND DETAILS 71

U.S. Global Leaders Growth Fund
Figures for the years ended 12-31-03, 12-31-04, 12-31-05 and 12-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                6-30-02(1,2)  12-31-02(1,3)   12-31-03     12-31-04   12-31-05    12-31-06
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   24.98      $   24.03      $   21.57     $  25.72   $ 27.84     $  28.44
Net investment income (loss)(4)               (0.09)          0.01             --(5)      0.15     (0.04)          --(5)
Net realized and unrealized gain
 (loss) on investments                        (0.86)         (2.47)          4.15         2.04      0.64         0.41
Total from investment operations              (0.95)         (2.46)          4.15         2.19      0.60         0.41
Less distributions
From net investment income                       --             --             --        (0.07)       --           --
Net asset value, end of period            $   24.03      $   21.57      $   25.72     $  27.84   $ 28.44     $  28.85
Total return(6)(%)                            (3.80)(7)     (10.24)(7,8)    19.24(7)      8.51      2.16(7)      1.44(7)
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                            $     150      $     237           $392     $    893   $ 1,271     $  1,263
Ratio of net expenses to average
 net assets (%)                                1.37           1.27 9         1.35         1.32      1.28         1.28
Ratio of gross expenses to average
 net assets (%)                                1.40(10)       1.36(9,10)     1.36(10)     1.32      1.33(10)     1.32(10)
Ratio of net investment income
 (loss) to average net assets (%)             (0.36)          0.07(9)       (0.02)        0.57     (0.14)          --(5)
Portfolio turnover (%)                            3              1(8)          15           16        28(11)       34

CLASS B SHARES PERIOD ENDED               6-30-02(1,12)   12-31-02(1,3)    12-31-03    12-31-04    12-31-05    12-31-06
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   25.81      $   24.01      $   21.47     $  25.41   $ 27.36     $  27.75
Net investment loss(4)                        (0.02)         (0.07)         (0.18)       (0.05)    (0.24)       (0.20)
Net realized and unrealized gain
 (loss) on investments                        (1.78)         (2.47)          4.12         2.00      0.63         0.39
Total from investment operations              (1.80)         (2.54)          3.94         1.95      0.39         0.19
Net asset value, end of period            $   24.01      $   21.47      $   25.41     $  27.36   $ 27.75     $  27.94
Total return(6)(%)                            (6.97)(7,8)   (10.58)(7,8)    18.35(7)      7.67      1.43(7)      0.68(7)
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $      12      $      73      $     164     $    208   $   218     $    151
Ratio of net expenses to average
 net assets (%)                                2.13(9)        2.02(9)        2.10         2.07      2.03         2.03
Ratio of gross expenses to average
 net assets (%)                                2.39(9,10)     2.11(9,10)     2.11(10)     2.07      2.08(10)     2.07(10)
Ratio of net investment loss to
 average net assets (%)                       (0.93)(9)      (0.67)(9)      (0.77)       (0.21)    (0.88)       (0.75)
Portfolio turnover (%)                            3              1(8)          15           16        28(11)       34

72 FUND DETAILS

CLASS C SHARES PERIOD ENDED                6-30-02(1,12)  12-31-02(1,3)    12-31-03   12-31-04  12-31-05    12-31-06
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $25.81        $ 24.01       $ 21.47     $ 25.41    $27.36      $27.75
Net investment loss(4)                         (0.02)         (0.07)        (0.18)      (0.04)    (0.24)      (0.20)
Net realized and unrealized gain (loss)
 on investments                                (1.78)         (2.47)         4.12        1.99      0.63        0.39
Total from investment operations               (1.80)         (2.54)         3.94        1.95      0.39        0.19
Net asset value, end of period                $24.01        $ 21.47       $ 25.41     $ 27.36    $27.75      $27.94
Total return(6)(%)                             (6.97)(7,8)   (10.58)(7,8)   18.35(7)     7.67      1.43(7)     0.68(7)
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)       $    6        $    49       $   160     $   246    $  284      $  186
Ratio of net expenses to average
 net assets (%)                                 2.12(9)        2.02(9)       2.10        2.07      2.03        2.03
Ratio of gross expenses to average
 net assets (%)                                 2.38(9,10)     2.11(9,10)    2.11(10)    2.07      2.08(10)    2.07(10)
Ratio of net investment loss to
 average net assets (%)                        (0.96)(9)      (0.67)(9)     (0.77)      (0.17)    (0.88)      (0.75)
Portfolio turnover (%)                             3              1(8)         15          16        28(11)      34

(1)  Audited by previous auditor.
(2) Effective 5-17-02, shareholders of the former U.S. Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.
(3)  Effective 12-31-02, the fiscal year changed from June 30 to December 31.
(4)  Based on the average of the shares outstanding.
(5)  Less than $0.01 per share.
(6) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(7) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(8)  Not annualized.
(9)  Annualized.
(10) Does not take into consideration expense reductions during the periods shown.
(11) Excludes merger activity.
(12) Class B and Class C shares began operations on 5-20-02.

FUND DETAILS 73

Appendix

--------------------------------------------------------------------------------
Historical Performance of Corresponding John Hancock Classic Value Fund

The John Hancock Classic Value Fund II (Classic Value II), a series of John Hancock Funds (JHF), commenced operations on July 7, 2006, and has no performance information to present in the prospectus. Classic Value II is similar to another fund of JHF,

Classic Value Fund (Classic Value). Classic Value II is subadvised by the same investment adviser as Classic Value and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as Classic Value. In choosing domestic securities for Classic Value II, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) In choosing individual securities for Classic Value, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.)

This Appendix presents historical performance information for the Class A, Class B and Class C shares of Classic Value. Because of the similarities between Classic Value II and Classic Value, this information may help provide an indication of Classic Value II's risks by showing how a similar fund has performed historically. The performance of Classic Value, however, does not represent, and is not a substitute for, the performance of Classic Value II, and you should not assume that Classic Value II will have the same future performance as Classic Value. The future performance of Classic Value II may be greater or less than the performance of Classic Value due to, among other things, the number of the holdings in and composition of the portfolio in Classic Value II, as well as the asset size and cash flow differences between Classic Value II and Classic Value.

Performance information -- a bar chart and a table -- is presented on the following pages for the shares of Classic Value that correspond to Classic Value
II. The bar chart shows how Classic Value's total return has varied from year to year, while the table shows performance of its Class A, Class B and Class C shares over time (as compared with broad-based market indexes for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to Classic Value had not reimbursed certain expenses of those funds during the periods shown.

The Class A, Class B and Class C shares of Classic Value have front-end or deferred sales charges. The Class A, Class B and Class C shares of Classic Value II have the same front-end or deferred sales charges as Classic Value. The other expenses of the Class A, Class B and Class C shares of Classic Value, including their Rule 12b-1 fees, are substantially the same for Classic Value II's Class A, Class B and Class C shares.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

74 FUND DETAILS

John Hancock Funds: Classic Value Fund

Corresponding to: Classic Value Fund II

Class A, total returns
Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 `98, -21.97%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

MORNINGSTAR RATING(TM)
* * * *

Overall rating for Classic Value Fund as of December 31, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The Classic Value Fund (Class A) was rated 3 stars out of 1,111, 5 stars out of 835 and 5 stars out of 397 large value funds for the 3-, 5- and 10-year periods ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Classic Value Fund II currently do not have a Morningstar rating. Any future ratings assigned to Classic Value Fund II may be different from the Morningstar Rating(TM) for the Class A, B and C shares of the corresponding Classic Value Fund.

Net assets of Classic Value Fund as of December 31, 2006: $9,037,272,530

PAST PERFORMANCE

The graph shows how Classic Value Fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of Classic Value Fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, Classic Value Fund's predecessor. On November 8, 2002, Classic Value Fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of Classic Value Fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas Classic Value Fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

1997                    24.57%
1998                    -5.67%
1999                     0.29%
2000                    35.88%
2001                    13.07%
2002                    -6.37%
2003                    36.25%
2004                    14.28%
2005                     8.81%
2006                    16.54%

                                                                    Life of    Life of
                             1 year    3 year    5 year   10 year    Class B   Class C
-------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-06
-------------------------------------------------------------------------------------
Class A before tax           10.69%    11.24%    11.92%    12.26%       --        --
Class A after tax
 on distributions             9.86%    10.76%    11.38%    11.41%       --        --
Class A after tax on
 distributions, with sale     7.53%     9.52%    10.17%    10.46%       --        --
Class B before tax
 (began 11-11-02)            10.68%    11.52%       --        --     18.61%       --
Class C before tax
 (began 11-11-02)            14.64%    12.31%       --        --        --     18.88%
--------------------------------------------------------------------------------------
Average annual total returns (without sales charges) for periods ending  12-31-06
--------------------------------------------------------------------------------------
Class A before tax           16.54%    13.16%    13.08%    12.84%       --        --
Class A after tax on
 distributions               15.66%    12.67%    12.53%    11.98%       --        --
Class A after tax on
 distributions,
 with sale                   11.36%    11.20%    11.20%    10.99%       --        --
Standard & Poor's
 500 Index*                  15.79%    10.44%     6.19%     8.42%    14.41%    14.41%
Russell 1000 Value Index*    22.24%    15.09%    10.86%    11.00%    18.85%    18.85%

* Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor's 500 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor's 500 Index.

FUND DETAILS 75

Appendix

--------------------------------------------------------------------------------
Historical Performance of Corresponding MFC Global (U.S.) Small Cap Opportunity Composite

The following table presents the past performance of the MFC Global (U.S.) Small Cap Opportunity Composite performance information (the "Composite"), which consists of an account managed by MFC Global (U.S.), which serves as the subadviser to the John Hancock Small Cap Intrinisic Value Fund (the "Fund"). The Composite is comprised of all fee paying accounts under discretionary management by MFC Global (U.S.) that have investment objectives, policies and strategies substantially similar to those of the Fund. MFC Global (U.S.) has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of MFC Global (U.S.) in managing small cap portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund's estimated expenses in the Composite would have lowered the Composite's performance results.

The historical performance of the MFC Global (U.S.) Small Cap Opportunity composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund's future results.

You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund's risks. The Fund's actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not adversely impact the Fund's performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund's fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.

Total returns (gross of fees):
Best quarter: Q2 `03, 17.88%
Worst quarter: Q3 `02, -15.17%

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------

                    Gross of fees    Net of fees
2002                    -3.68%         -4.64%
2003                    51.76%         50.30%
2004                    14.43%         13.36%
2005                    15.84%         14.85%
2006                    28.76%         27.50%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                    Since
                                              1 year            inception*
SCO Composite -- Gross of fees                28.76%               20.81%
SCO Composite -- Net of fees                  27.50%               19.67%
--------------------------------------------------------------------------------
Russell 2000(R) Index                         18.37%               12.50%

*The Composite's inception date was December 1, 2001.

Index (reflect no fees or taxes)
Russell 2000(R) Index, an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index, which represents 98% of the investable U.S. equity market.

76 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI as well as legal and regulatory matters. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC              EQTPN   5/07

[Logo] John Hancock
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

-----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
-----------------------------------

[JOHN HANCOCK(R) LOGO]
----------------------
    MUTUAL FUNDS
                                                                    John Hancock
                                                             International Funds

--------------------------------------------------------------------------------

                                          CLASS A, CLASS B AND CLASS C SHARES

                                             Greater China Opportunities Fund

                                             International Classic Value Fund

--------------------------------------------------------------------------------

Prospectus
5.1.2007

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
      JOHN HANCOCK INTERNATIONAL FUNDS
      --------------------------------------------------------------------------
      Greater China Opportunities Fund                                         4
      International Classic Value Fund                                         6

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Choosing a share class                                                   8
      How sales charges are calculated                                         9
      Sales charge reductions and waivers                                      9
      Opening an account                                                      11
      Buying shares                                                           12
      Selling shares                                                          13
      Transaction policies                                                    15
      Dividends and account policies                                          17
      Additional investor services                                            18

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      19
      Management biographies                                                  21
      Financial highlights                                                    22

      APPENDIX
      --------------------------------------------------------------------------
      Historical performance of corresponding
         Pzena International Value Composite                                  26

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock International Funds

These funds seek long-term growth by investing primarily in common stocks of foreign companies. Each fund has its own strategy and risk profile.

Who may want to invest

These funds may be appropriate for investors who:

o     are seeking to diversify a portfolio of domestic investments

o are seeking access to markets that can be less accessible to individual investors

o     are seeking funds for the growth portion of an asset allocation portfolio

o     are investing for goals that are many years in the future

International funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment whose value may vary substantially

o     want to limit your exposure to foreign securities

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock international funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2006, managed approximately $40 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[LOGO]

Past performance

The fund's total return, measured year-by-year and over time.

[LOGO]

Main risks

The major risk factors associated with the fund.

[LOGO]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Greater China Opportunities Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies located in China, Hong Kong or Taiwan (Greater China). These companies (1) have securities that are traded principally on stock exchanges in Greater China countries, (2) are organized under the laws of and conduct business in a Greater China country or (3) derive more than half of their revenues from Greater China operations. Equity securities include common and preferred stocks and their equivalents.

The fund is non-diversified and may invest more than 5% of its assets in securities of individual companies.

In managing the portfolio, the manager combines top-down sector allocation with bottom-up stock selection. The manager continually assesses the macro environment to determine the attractiveness of different business segments. She then uses fundamental financial analysis to identify leading companies of any size that she believes offer growth potential at a reasonable price.

The manager performs periodic quantitative analysis to monitor changes in valuation. Decisions to buy or sell a security may be based on factors including price-to-earnings ratio, price-to-book ratio, return on equity, price-to-earnings to growth ratio and cash flow, as well as changes to management structure and/or the macro environment.

The fund may invest up to 20% of its assets in securities of companies located outside of Greater China, with an emphasis on companies that are positioned to benefit from economic growth in Greater China.

The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '06, 25.57%
Worst quarter: Q2 '06, 3.26%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

MSCI China Index, an unmanaged market capitalization weighted index of Chinese companies available to non-domestic investors.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                      2006
                                     ------
                                     70.34%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-06
--------------------------------------------------------------------------------

                                                         Life of   Life of   Life of
                                                1 year   Class A   Class B   Class C
-------------------------------------------------------------------------------------
Class A before tax (began 6-8-05)                61.82%    45.38%       --        --
-------------------------------------------------------------------------------------
Class A after tax on distributions               60.26%    44.37%       --        --
-------------------------------------------------------------------------------------
Class A after tax on distributions with sales    40.07%    38.46%       --        --
-------------------------------------------------------------------------------------
Class B before tax (began 6-8-05)                64.15%       --     47.16%       --
-------------------------------------------------------------------------------------
Class C before tax (began 6-8-05)                68.15%       --        --     49.21%
-------------------------------------------------------------------------------------
MSCI China Index                                 82.87%    62.08%    62.08%    62.08%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. Because the fund focuses on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets such as China, Hong Kong and Taiwan.

The fund's management strategy has a significant influence on fund performance. Greater China stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks. If certain investments or industries do not perform as expected, or if the manager's securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of companies and industries represent a large portion of the Greater China market as a whole. Consequently, the fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

To the extent the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

---------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A    Class B   Class C
---------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%      none      none
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)    5.00%     1.00%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A    Class B   Class C
---------------------------------------------------------------------------------------------
Management fee                                                     1.00%      1.00%     1.00%
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                              0.30%      1.00%     1.00%
---------------------------------------------------------------------------------------------
Other expenses                                                     0.62%      0.62%     0.62%
---------------------------------------------------------------------------------------------
Total fund operating expenses                                      1.92%      2.62%     2.62%
---------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-29-08)         0.00%      0.00%     0.00%
---------------------------------------------------------------------------------------------
Net annual operating expenses                                      1.92%      2.62%     2.62%
---------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement through February 29, 2008 if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                            Year 1       Year 3       Year 5     Year 10
--------------------------------------------------------------------------------
Class A                             $  685     $  1,073     $  1,485    $  2,631
--------------------------------------------------------------------------------
Class B with redemption             $  765     $  1,114     $  1,590    $  2,784
--------------------------------------------------------------------------------
Class B without redemption          $  265     $    814     $  1,390    $  2,784
--------------------------------------------------------------------------------
Class C with redemption             $  365     $    814     $  1,390    $  2,954
--------------------------------------------------------------------------------
Class C without redemption          $  265     $    814     $  1,390    $  2,954

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."
--------------------------------------------------------------------------------

SUBADVISER

MFC Global Investment Management (U.S.A.), Limited

Responsible for day-to-day investment management
A subsidiary of Manulife Financial Corporation Supervised by the adviser

PORTFOLIO MANAGER

Pauline Dan, CFA
Primarily responsible for fund management
Managed fund since it began in 2005

See page 21 for the management biographies.

FUND CODES

Class A   Ticker           JCOAX
          CUSIP            409902624
          Newspaper        --
          SEC number       811-4630
          JH fund number   08

Class B   Ticker           JCOBX
          CUSIP            409902616
          Newspaper        --
          SEC number       811-4630
          JH fund number   108

Class C   Ticker           JCOCX
          CUSIP            409902590
          Newspaper        --
          SEC number       811-4630
          JH fund number   508

International Classic Value Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic "deep value" strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or "deep value" portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the subadviser generally screens a universe of the 1,500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the sub-adviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging-market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

-------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                          Class A     Class B   Class C
-------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                        5.00%       none      none
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less             none(2)     5.00%     1.00%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Annual operating expenses                                    Class A     Class B   Class C
-------------------------------------------------------------------------------------------
Management fee                                                  1.05%       1.05%     1.05%
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                           0.30%       1.00%     1.00%
-------------------------------------------------------------------------------------------
Other expenses                                                  1.32%       1.32%     1.32%
-------------------------------------------------------------------------------------------
Total fund operating expenses                                   2.67%       3.37%     3.37%
-------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)      1.15%       1.15%     1.15%
-------------------------------------------------------------------------------------------
Net annual operating expenses                                   1.52%       2.22%     2.22%
-------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------
Expenses                                        Year 1    Year 3     Year 5    Year 10
--------------------------------------------------------------------------------------
Class A                                         $  647   $ 1,184   $  1,747   $  3,272
--------------------------------------------------------------------------------------
Class B with redemption                         $  725   $ 1,229   $  1,856   $  3,421
--------------------------------------------------------------------------------------
Class B without redemption                      $  225   $   929   $  1,656   $  3,421
--------------------------------------------------------------------------------------
Class C with redemption                         $  325   $   929   $  1,656   $  3,581
--------------------------------------------------------------------------------------
Class C without redemption                      $  225   $   929   $  1,656   $  3,581
--------------------------------------------------------------------------------------


1     A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS

A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Managed fund since inception

Managers share investment strategy and decisions.

See page 21 for the management biographies.

FUND CODES

Class A      Ticker           JHFAX
             CUSIP            409902483
             Newspaper        --
             SEC number       811-1677
             JH fund number   19

Class B      Ticker           JHFBX
             CUSIP            409902475
             Newspaper        --
             SEC number       811-1677
             JH fund number   119

Class C      Ticker           JHFDX
             CUSIP            409902467
             Newspaper        --
             SEC number       811-1677
             JH fund number   519

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.

o     Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o     directly, by the payment of sales commissions, if any; and

o     indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

8 YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                                     As a % of   As a % of your
Your investment                                offering price*       investment
--------------------------------------------------------------------------------
Up to $49,999                                             5.00%            5.26%
--------------------------------------------------------------------------------
$50,000 - $99,999                                         4.50%            4.71%
--------------------------------------------------------------------------------
$100,000 - $249,999                                       3.50%            3.63%
--------------------------------------------------------------------------------
$250,000 - $499,999                                       2.50%            2.56%
--------------------------------------------------------------------------------
$500,000 - $999,999                                       2.00%            2.04%
--------------------------------------------------------------------------------
$1,000,000 and over                                   See below

* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other open-end John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request an SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------

                                                                 CDSC on shares
Your investment                                                      being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                                     1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                                   0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                                 0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                                                 CDSC on shares
Years after purchase                                                 being sold
--------------------------------------------------------------------------------
1st year                                                                   5.00%
--------------------------------------------------------------------------------
2nd year                                                                   4.00%
--------------------------------------------------------------------------------
3rd or 4th year                                                            3.00%
--------------------------------------------------------------------------------
5th year                                                                   2.00%
--------------------------------------------------------------------------------
6th year                                                                   1.00%
--------------------------------------------------------------------------------
After 6th year                                                             none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                                                       CDSC
--------------------------------------------------------------------------------
1st year                                                                   1.00%
--------------------------------------------------------------------------------
After 1st year                                                             none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include

                                                                  YOUR ACCOUNT 9

Accumulation and Combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) programs

o     redemptions pursuant to a fund's right to liquidate an account less than
      $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back into the original account type from which it was converted

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

10 YOUR ACCOUNT

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $500

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

      Important information about opening a new account To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

      For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

      For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

              Opening an account                                                Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Make out a check for the investment amount, payable to      o     Make out a check for the investment amount,
                    "John Hancock Signature Services, Inc."                           payable to "John Hancock Signature Services,
                                                                                      Inc."
              o     Deliver the check and your completed application to your
                    financial representative, or mail them to Signature         o     Fill out the detachable investment slip from
                    Services (address below).                                         an account state- ment. If no slip is
                                                                                      available, include a note specifying the fund
                                                                                      name, your share class, your account number
                                                                                      and the name(s) in which the account is
                                                                                      registered.

                                                                                o     Deliver the check and your investment slip or
                                                                                      note to your financial representative, or mail
                                                                                      them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Call your financial representative or Signature Services    o     Log on to www.jhfunds.com to process exchanges
                    to request an exchange.                                           between funds.

                                                                                o     Call EASI-Line for automated service 24 hours
                                                                                      a day at 1-800-338-8080.

                                                                                o     Call your financial representative or
                                                                                      Signature Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Deliver your completed application to your financial        o     Obtain wiring instructions by calling
                    representative, or mail it to Signature Services.                 Signature Services.

              o     Obtain your account number by calling your financial        o     Instruct your bank to wire the amount of your
                    representative or Signature Services.                             investment.

              o     Obtain wiring instructions by calling Signature Services.   Specify the fund name, your choice of share class,
                                                                                the new account number and the name(s) in which the
                                                                                account is registered. Your bank may charge a fee to
              Specify the fund name, your choice of share class, the new        wire funds.
              account number and the name(s) in which the account is
              registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        See "By exchange" and "By wire."                                  o     Verify that your bank or credit union is a
                                                                                      member of the Automated Clearing House (ACH)
                                                                                      system.

                                                                                o     Complete the "Bank Information" section on
                                                                                      your account application.

                                                                                o     Log on to www.jhfunds.com to initiate
                                                                                      purchases using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        See "By exchange" and "By wire."                                  o     Verify that your bank or credit union is a
                                                                                      member of the Automated Clearing House (ACH)
                                                                                      system.

                                                                                o     Complete the "Bank Information" section on
                                                                                      your account application.

                                                                                o     Call EASI-Line for automated service 24 hours
                                                                                      a day at 1-800-338-8080.

                                                                                o     Call your financial representative or call
                                                                                      Signature Services between 8 A.M. and 7 P.M.,
                                                                                      Eastern Time on most business days.

                                                                                To open or add to an account using the Monthly
                                                                                Automatic Accumulation Program, see "Additional
                                                                                investor services."

---------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------------

12 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Accounts of any type.                                       o     Write a letter of instruction or complete a
                                                                                      stock power indicating the fund name, your
              o     Sales of any amount.                                              share class, your account number, the name(s)
                                                                                      in which the account is registered and the
                                                                                      dollar value or number of shares you wish to
                                                                                      sell.

                                                                                o     Include all signatures and any additional
                                                                                      documents that may be required (see next
                                                                                      page).

                                                                                o     Mail the materials to Signature Services.

                                                                                o     A check will be mailed to the name(s) and
                                                                                      address in which the account is registered, or
                                                                                      otherwise according to your letter of
                                                                                      instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Most accounts.                                              o     Log on to www.jhfunds.com to initiate
                                                                                      redemptions from your funds.
              o     Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Most accounts.                                              o     Call EASI-Line for automated service 24 hours
                                                                                      a day at 1-800-338-8080.
              o     Sales of up to $100,000.
                                                                                o     Call your financial representative or call
                                                                                      Signature Services between 8 A.M. and 7 P.M.,
                                                                                      Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Requests by letter to sell any amount.                      o     To verify that the Internet or telephone
                                                                                      redemption privilege is in place on an
              o     Requests by Internet or phone to sell up to $100,000.             account, or to request the form to add it to
                                                                                      an existing account, call Signature Services.

                                                                                o     Funds requested by wire will generally be
                                                                                      wired the next business day. A $4 fee will be
                                                                                      deducted from your account. Your bank may also
                                                                                      charge a fee for this service.

                                                                                o     Funds requested by EFT are generally available
                                                                                      by the second business day. Your bank may
                                                                                      charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Accounts of any type.                                       o     Obtain a current prospectus for the fund into
                                                                                      which you are exchanging by Internet or by
              o     Sales of any amount.                                              calling your financial representative or
                                                                                      Signature Services.

                                                                                o     Log on to www.jhfunds.com to process exchanges
                                                                                      between your funds.

                                                                                o     Call EASI-Line for automated service 24 hours
                                                                                      a day at 1-800-338-8080.

                                                                                o     Call your financial representative or
                                                                                      Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                 YOUR ACCOUNT 13

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.)

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                          Requirements for written requests                             [LOGO]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial    o     Letter of instruction.
accounts for minors).
                                                                o     On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or    o     Letter of instruction.
association accounts.
                                                                o     Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds
                                                                      business/organization certification form.

                                                                o     On the letter and the resolution, the signature of the
                                                                      person(s) authorized to sign for the account.

                                                                o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                           o     Letter of instruction.

                                                                o     On the letter, the signature(s) of the trustee(s).

                                                                o     Copy of the trust document certified within the past 12 months or a John Hancock Funds' trust certification form.

                                                                o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a   o     Letter of instruction signed by surviving tenant.
deceased co-tenant(s).
                                                                o     Copy of death certificate.

                                                                o     Medallion signature guarantee if applicable (see above).

                                                                o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                               o     Letter of instruction signed by executor.

                                                                o     Copy of order appointing executor, certified within the past
                                                                      12 months.

                                                                o     Medallion signature guarantee if applicable (see above).

                                                                o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or    o     Call 1-800-225-5291 for instructions.
account types not listed above.

------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------------

14 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 15

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of a fund's portfolio, and may result in a fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease a fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

16 YOUR ACCOUNT

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check for your first investment amount payable to "John Hancock Signature Services, Inc." in an amount satisfying the initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock funds offer a range of retirement plans, including traditional and ROTH IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

18 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock international funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Greater China Opportunities and International Classic Value Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Greater China Opportunities Fund have the power to change the fund's policy of investing at least 80% of its assets in companies located in the Greater China region without shareholder approval. Greater China Opportunities Fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The International Classic Value Fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change.

This order does not, however, permit the Adviser to appoint a sub-adviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Management fees The management fees paid to the investment adviser by the John Hancock international funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                           % of net assets
--------------------------------------------------------------------------------
Greater China Opportunities                                               1.00%
--------------------------------------------------------------------------------
International Classic Value Fund                                          0.00%*
--------------------------------------------------------------------------------

*     After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders as follows:

Annual report dated October 31, 2006 Greater China Opportunities Fund

Annual report dated December 31, 2006 International Classic Value Fund

                                                                    ------------

                                                                    Shareholders ----------------------|
                                                                                                       |
                                                                    ------------                       |
                                                                           |                           |
                                                                           |                           |
                  |---                               -------------------------------------------       |
                  |                                                                                    |
                  |                                         Financial services firms and               |
                  |                                            their representatives                   |
                  |                                                                                    |
                  |                          | ----- Advise current and prospective shareholders ------|
                  |                          |            on their fund investments, often             |
                  |    Distribution and      |              in the context of an overall               |
                  |  shareholder services    |                     financial plan.                     |
                  |                          |                                                         |
                  |                          |      -------------------------------------------        |
                  |                          |                                                         |
                  |      -------------------------------------------    -----------------------------------------------------
                  |
                  |                 Principal distributor                                Transfer agent
                  |
                  |                John Hancock Funds, LLC                   John Hancock Signature Services, Inc.
                  |
                  |       Markets the funds and distributes shares      Handles shareholder services, including recordkeeping
                  |      through selling brokers, financial planners        and statements, distribution of dividends and
                  |         and other financial representatives.                processing of buy and sell requests.
                  |
                  |---   -------------------------------------------    -----------------------------------------------------
                                              |                                                           |
                                              |-----------------------------------------------------------|
                                                                       |
  -------------------------------    -------------------------------   |-------------------------------------             ---|
                                                                       |                                                     |
            Subadvisers                    Investment adviser          |           Custodian                                 |
                                                                       |                                                     |
        MFC Global Investment          John Hancock Advisers, LLC      |       The Bank of New York                          |
    Management (U.S.A.) Limited            601 Congress Street         |          One Wall Street                            |
       200 Bloor Street East              Boston, MA 02210-2805        |        New York, NY 10286                 Asset     |
     Toronto, Ontario, Canada                                          |                                         management  |
              M4W IE5                                                  |                                                     |
                                                                       |                                                     |
 Pzena Investment Management, LLC                                      |   Holds the funds' assets, settles all              |
       120 West 45th Street            Manages the funds' business and |  portfolio trades and collects most of              |
      New York, NY 10036                    investment activities.     |      the valuation  data required for               |
                                                                       |       calculating the funds' NAV.                   |
 Provide portfolio management to                                       |                                                     |
        certain funds.                 ------------------------------- |  -------------------------------------           ---|
-------------------------------------                                  |
                                                          |            |                  |
                                                            ------------------------------
                                                                       |
                                                            ------------------------------
                                                                       Trustees

                                                            Oversee the funds' activities.

                                                            ------------------------------

                                                                 FUND DETAILS 19

Subadvisers Pzena Investment Management, LLC (PIM) subadvises International Classic Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.

MFC Global Investment (U.S.A.) Limited (MFC Global) sub-advises Greater China Opportunities Fund. MFC Global is a corporation subject to the laws of Canada and is an indirect wholly owned subsidiary of Manulife Financial Corporation, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and MFC Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. As of December 31, 2006, MFC Global had total assets under management of approximately $10.9 billion.

20 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock international funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Pauline Dan, CFA
--------------------------------------------------------------------------------
Senior portfolio manager, Asia Pacific Equities,
  MFC Global Investment Management
  (U.S.A.), Limited
Joined subadviser in 2004
Director and portfolio manager,
  I.G. Investment Management
  (Hong Kong) Limited (2000-2004)
Began business career in 1991

John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena
  Investment Management, LLC
Director of Research, Pzena Investment
  Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

A. Rama Krishna, CFA
--------------------------------------------------------------------------------
Managing principal and portfolio manager,
  Pzena Investment Management, LLC
Joined subadviser in 2003
Chief investment officer and other positions,
  Citigroup Asset Management (1998-2003)
Began business career in 1987

Michael D.Peterson
--------------------------------------------------------------------------------
Principal and portfolio manager (since 1998), director of research (since 2005), Pzena
  Investment Management, LLC
Joined subadviser in 1998
Began business career in 1992

                                                                 FUND DETAILS 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Greater China Opportunities Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                               10-31-05(1) 10-31-06
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.00    $  10.24
--------------------------------------------------------------------------------
Net investment income(2)                                       0.03        0.16
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                0.21        5.43
--------------------------------------------------------------------------------
Total from investment operations                               0.24        5.59
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                       --       (0.01)
--------------------------------------------------------------------------------
From net realized gain                                           --       (0.04)
--------------------------------------------------------------------------------
                                                                 --       (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period                             $  10.24    $  15.78
--------------------------------------------------------------------------------
Total return(3,4)(%)                                           2.40(5)    54.74
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $     12    $     79
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                1.93(6)     1.89
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)           4.44(6)     1.92
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)       0.68(6)     1.14
--------------------------------------------------------------------------------
Portfolio turnover (%)                                           28(5)       57
--------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                               10-31-05(1) 10-31-06
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.00    $  10.21
--------------------------------------------------------------------------------
Net investment income(2)                                       0.02        0.09
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                0.19        5.37
--------------------------------------------------------------------------------
Total from investment operations                               0.21        5.46
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net realized gain                                           --       (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                             $  10.21    $  15.63
--------------------------------------------------------------------------------
Total return(3,4) (%)                                          2.10(5)    53.59
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      1    $     16
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                2.63(6)     2.59
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)           5.14(6)     2.62
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)       0.43(6)     0.63
--------------------------------------------------------------------------------
Portfolio turnover (%)                                           28(5)       57
--------------------------------------------------------------------------------

22 FUND DETAILS

CLASS C SHARES  PERIOD ENDED                               10-31-05(1) 10-31-06
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.00    $  10.21
--------------------------------------------------------------------------------
Net investment income(2)                                       0.03        0.08
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                0.18        5.38
--------------------------------------------------------------------------------
Total from investment operations                               0.21        5.46
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net realized gain                                           --       (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                             $  10.21    $  15.63
--------------------------------------------------------------------------------
Total return(3,4) (%)                                          2.10(5)    53.59
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      1    $     13
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                2.62(6)     2.59
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)           5.13(6)     2.62
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)       0.61(6)     0.55
--------------------------------------------------------------------------------
Portfolio turnover (%)                                           28(5)       57
--------------------------------------------------------------------------------

(1)   Beginning of operations from 6-9-05 through 10-31-05.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the period shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the period shown.

                                                                FUND DETAILS  23

International Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                        12-31-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  10.00
--------------------------------------------------------------------------------
Net investment income(2)                                                0.05
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         1.08
--------------------------------------------------------------------------------
Total from investment operations                                        1.13
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income gain                                        (0.04)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.06)
--------------------------------------------------------------------------------
                                                                       (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  11.03
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                  11.25(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $     19
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.52(6)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)                    2.67(6)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                0.60(6)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    20(5)

CLASS B SHARES  PERIOD ENDED                                        12-31-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  10.00
--------------------------------------------------------------------------------
Net investment loss(2)                                                 (0.01)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         1.09
--------------------------------------------------------------------------------
Total from investment operations                                        1.08
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.03)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.06)
--------------------------------------------------------------------------------
                                                                       (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  10.99
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                  10.79(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $      1
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         2.22(6)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)                    3.37(6)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                 (0.17)(6)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    20(5)
--------------------------------------------------------------------------------

24 FUND DETAILS

CLASS C SHARES  PERIOD ENDED                                        12-31-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  10.00
--------------------------------------------------------------------------------
Net investment loss(2)                                                 (0.02)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         1.08
--------------------------------------------------------------------------------
Total from investment operations                                        1.06
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.03)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.06)
--------------------------------------------------------------------------------
                                                                       (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  10.97
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                  10.59(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $      4
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         2.22(6)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)                    3.37(6)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                 (0.28)(6)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    20(5)
--------------------------------------------------------------------------------

(1)   Beginning of operations from 2-28-06 through 12-31-06.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the period shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the period shown.

                                                                FUND DETAILS  25

Appendix

--------------------------------------------------------------------------------
Historical Performance of Corresponding Pzena International Value Composite

The following table presents the past performance of the Pzena International Value Composite (the "Composite"), which consists of an account managed by Pzena Investment Management LLC (Pzena), which serves as the subadviser to John Hancock International Classic Value Fund (the "Fund"). The Composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Fund. Pzena has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Pzena in managing international portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund's estimated expenses in the Composite would have lowered the Composite's performance results.

The historical performance of the Pzena International composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund's future results. You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund's risks. The Fund's actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not adversely impact the Fund's performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund's fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.

Total returns (gross of fees):

Best quarter: Q4 '04, 14.07%
Worst quarter: Q2 '05, -1.71%

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                             2004     2005     2006
                            ------------------------
Gross of fees               23.70%   16.92%   22.63%
Net of fees                 22.38%   15.79%   21.29%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
                                                                         Since
                                                            1 year   inception*
--------------------------------------------------------------------------------
PIV Composite -- Gross of fees                               22.63%      21.04%
--------------------------------------------------------------------------------
PIV Composite -- Net of fees                                 21.29%      19.79%
--------------------------------------------------------------------------------
MSCI EAFE(R) Index                                           26.34%      19.93%
--------------------------------------------------------------------------------

*     The Composite's inception date was January 1, 2004.

Index

MSCI EAFE(R) Index -- an unmanaged index of freely traded stocks of foreign companies.

26 FUND DETAILS

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock international funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC                                       INTPN 5/07

--------------------------------------------------------------------------------

[JOHN HANCOCK(R) LOGO]
   the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

---------------------------------------

Now available: electronic delivery
www.jhfunds.com/edelivery

---------------------------------------

[LOGO] John Hancock(R)
       --------------
        MUTUAL FUNDS



                                                                    John Hancock
                                                                    Equity Funds
--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS I
--------------------------------------------------------------------------------
                                                                   Balanced Fund
                                                              Classic Value Fund
                                                           Classic Value Fund II
                                                                Core Equity Fund
                                                           Large Cap Equity Fund
                                                           Large Cap Select Fund
                                                             Mid Cap Equity Fund
                                                                  Small Cap Fund
                                                           Small Cap Equity Fund
                                                  Small Cap Intrinsic Value Fund
                                                        Sovereign Investors Fund
                                                 U.S. Global Leaders Growth Fund
--------------------------------------------------------------------------------
Prospectus
5.1.2007

--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK EQUITY FUNDS
--------------------------------------------------------------------------------
Balanced Fund                                                     4
Classic Value Fund                                                6
Classic Value Fund II                                             8
Core Equity Fund                                                 10
Large Cap Equity Fund                                            12
Large Cap Select Fund                                            14
Mid Cap Equity Fund                                              16
Small Cap Fund                                                   18
Small Cap Equity Fund                                            20
Small Cap Intrinsic Value Fund                                   22
Sovereign Investors Fund                                         24
U.S. Global Leaders Growth Fund                                  26


YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy shares                                               28
Opening an account                                               28
Buying shares                                                    30
Selling shares                                                   31
Transaction policies                                             33
Dividends and account policies                                   35
Additional investor services                                     35


FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                               36
Management biographies                                           37
Financial highlights                                             38


APPENDIX
--------------------------------------------------------------------------------
Historical performance of corresponding
  John Hancock Classic Value Fund                                50
Historical performance of corresponding
  MFC Global (U.S.) Small Cap Opportunity Composite              52


FOR MORE INFORMATION                                             BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Equity Funds
These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm
All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2006, managed approximately $40 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[graphic] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals

[graphic] Past performance
The fund's total return, measured year-by-year and over time

[graphic] Main risks
The major risk factors associated with the fund

[graphic] Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses

Balanced Fund

[graphic] GOAL AND STRATEGY
The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

With regard to the fund's equity securities, the management team looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The management team uses fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The management team also considers an issuer's dividend-paying prospects and overall financial strength.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 9.92%
Worst quarter: Q1 '03, -0.71%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2003     18.87%
2004      7.31%
2005     14.02%
2006     14.29%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                       1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 3-1-02)                      14.29%          6.81%
--------------------------------------------------------------------------------
Class I after tax on distributions                     11.76%          5.46%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale           9.56%          5.11%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                            15.79%          6.67%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index            3.78%          5.11%
--------------------------------------------------------------------------------

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_| Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
|_|  Certain derivatives could produce disproportionate losses.
|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
|_| Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.
|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.60%
--------------------------------------------------------------------------------
Other expenses                                                             0.20%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.80%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $82       $255       $444        $990

--------------------------------------------------------------------------------
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffrey N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           SVBIX
             CUSIP            47803P807
             Newspaper        --
             SEC number       811-0560
             JH fund number   432

Classic Value Fund                     Fund is generally closed to new investors
                              (see "OPENING AN ACCOUNT" on page 28 for details).

[graphic] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

|_| cheap on the basis of current price to estimated normal level of earnings |_| current earnings below normal levels
|_|  a sound plan to restore earnings to normal
|_|  a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 20.72%
Worst quarter: Q1 '03, -5.57%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2003     36.81%
2004     14.77%
2005      9.28%
2006     17.01%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                       1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 11-11-02)                    17.01%          20.27%
--------------------------------------------------------------------------------
Class I after tax on distributions                     15.97%          19.62%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale          11.66%          17.55%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                           15.79%          14.41%
--------------------------------------------------------------------------------
Russell 1000 Value Index*                              22.24%          18.85%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor's 500 Index. After this date, the fund changed the indexes to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor's 500 Index.

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_| In a down market, higher-risk securities could become harder to value or to sell at a fair price.
|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.83%
--------------------------------------------------------------------------------
Other expenses                                                             0.11%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.94%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 0.05%
--------------------------------------------------------------------------------
Net annual operating expenses                                              0.89%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $91       $295       $515      $1,150

--------------------------------------------------------------------------------
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

Antonio DeSpirito III
Joined fund team in 2006

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           JCVIX
             CUSIP            409902756
             Newspaper        --
             SEC number       811-1677
             JH fund number   438

Classic Value Fund II

[graphic] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power.

The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

|_| cheap on the basis of current price to estimated normal level of earnings |_| current earnings below normal levels
|_|  a sound plan to restore earnings to normal
|_|  a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_| In a down market, higher-risk securities could become harder to value or to sell at a fair price.
|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.80%
--------------------------------------------------------------------------------
Other expenses                                                             1.08%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.88%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 0.94%
--------------------------------------------------------------------------------
Net annual operating expenses                                              0.94%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $96       $499       $929      $2,124

--------------------------------------------------------------------------------
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since inception

John P. Goetz
Managed fund since inception

Antonio DeSpirito III
Managed fund since inception

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           JHNIX
             CUSIP            409902392
             Newspaper        --
             SEC number       811-1677
             JH fund number   435

Core Equity Fund

[graphic] GOAL AND STRATEGY
The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks, ADRs and their equivalents) which are primarily large-capitalization stocks.

The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have improving fundamentals and attractive valuations. The subadviser's investment research team performs fundamental research, develops financial projections and monitors consensus-based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:

|_|  value, meaning they appear to be underpriced
|_|  improving fundamentals, meaning they show potential for strong growth

The portfolio managers construct and manage the portfolio using the ranked list. This process results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 11.69%
Worst quarter: Q1 '03, -3.39%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Index, an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2003     24.38%
2004      9.39%
2005      8.19%
2006     13.93%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                       1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 3-1-02)                      13.93%          5.96%
--------------------------------------------------------------------------------
Class I after tax on distributions                     13.93%          5.96%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale           9.05%          5.15%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                           15.79%          6.67%
--------------------------------------------------------------------------------
Russell 1000 Index*                                    15.46%          7.79%+
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund compared its performance to the Standard & Poor's 500 Index. The fund changed the index to which it compares its performance to the Russell 1000 Index which will allow for a broader investment universe.

+    Return as of closest month end to inception date.

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_|  Certain derivatives could produce disproportionate losses.
|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
|_| Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information, and social or political instability.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.75%
--------------------------------------------------------------------------------
Other expenses                                                             0.14%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.89%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $91       $284       $493      $1,096

--------------------------------------------------------------------------------
SUBADVISER
Independence Investments LLC

Responsible for day-to-day investment management
A subsidiary of Convergent Capital Management LLC
Founded in 1982
Supervised by the adviser

PORTFOLIO MANAGERS
John C. Forelli, CFA
Joined fund team in 2004

Jay C. Leu, CFA
Joined fund team in 2004

Managers share investment strategy and decisions

See page 37 for the management biographies.


FUND CODES

Class I      Ticker           JHCIX
             CUSIP            409902848
             Newspaper        --
             SEC number       811-1677
             JH fund number   423

Large Cap Equity Fund

[graphic] GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value.

These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.

The fund may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE
The graph shows the fund's calendar year total returns, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 12.52%
Worst quarter: Q2 '02, -19.74%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2002     -37.55%
2003      24.85%
2004       4.68%
2005      16.75%
2006      20.78%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                        Life of
                                              1 year       5 year       Class I
--------------------------------------------------------------------------------
Class I before tax (began 3-1-01)             20.78%       2.85%        1.44%
--------------------------------------------------------------------------------
Class I after tax on distributions            20.78%       2.78%        1.11%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale 13.50%       2.40%        1.05%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                   15.79%       6.19%        4.08%
--------------------------------------------------------------------------------

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

|_|  Certain derivatives could produce disproportionate losses.
|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
|_| Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                            0.625%
--------------------------------------------------------------------------------
Other expenses                                                            0.145%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.77%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $79       $246       $428      $954

--------------------------------------------------------------------------------
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2004
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           JLVIX
             CUSIP            41013P608
             Newspaper        --
             SEC number       811-0560
             JH fund number   450

Large Cap Select Fund

[graphic] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade, short-term securities. In these and other cases, the fund may not achieve its goal.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE
The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q4 '06, 6.70%
Worst quarter: Q3 '04, -4.34%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2004      5.54%
2005     -1.98%
2006     14.87%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                       1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 8-25-03)                     14.87%          8.32%
--------------------------------------------------------------------------------
Class I after tax on distributions                     13.68%          7.65%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale          10.49%          6.96%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                            15.79%          13.24%
--------------------------------------------------------------------------------

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.75%
--------------------------------------------------------------------------------
Other expenses                                                             0.33%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.08%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 0.13%
--------------------------------------------------------------------------------
Net fund operating expenses                                                0.95%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $97       $331       $583      $1,306

--------------------------------------------------------------------------------
SUBADVISER
Shay Assets Management, Inc.

Responsible for day-to-day investment management
Founded in 1981
Supervised by the adviser

PORTFOLIO MANAGERS
John J. McCabe
Managed fund since 1991

Mark F. Trautman
Managed fund since 1993

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           JHLIX
             CUSIP            409902715
             Newspaper        --
             SEC number       811-1677
             JH fund number   449

Mid Cap Equity Fund

[graphic] GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of medium-capitalization companies (companies in the capitalization range of the Standard & Poor's MidCap 400 Index, which was $500 million to $10.62 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents. The fund will primarily invest in securities of U.S. companies.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and attractive valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE
The graph shows the fund's calendar year total return, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q4 '04, 9.71%
Worst quarter: Q2 '06, -7.13%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's MidCap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.
Standard & Poor's MidCap 400/Citigroup Growth Index, an unmanaged index comprised of stocks representing approximately half of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2004     12.39%
2005     17.19%
2006      5.88%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                       1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 8-4-03)                       5.88%          15.28%
--------------------------------------------------------------------------------
Class I after tax on distributions                      5.30%          13.77%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale           4.62%          12.78%
--------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index*                    10.31%          16.99%
--------------------------------------------------------------------------------
Standard & Poor's MidCap 400/Citigroup Growth Index*    5.90%          13.81%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor's MidCap 400 Index. After this date, the fund changed the indexes to which it compares its performance to a single index, the Standard & Poor's MidCap 400/Citigroup Growth Index, which better represents the fund and its strategy of investment in mid-cap growth stocks.

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market causing the fund to underperform investments that focus either on small-or on large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_|  Certain derivatives could produce disproportionate losses.
|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)
--------------------------------------------------------------------------------

Management fee                                                             0.80%
--------------------------------------------------------------------------------
Other expenses                                                             3.01%
--------------------------------------------------------------------------------
Total fund operating expenses                                              3.81%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-29-08)                 2.86%
--------------------------------------------------------------------------------
Net annual operating expenses                                              0.95%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $97       $899       $1,721    $3,862

(1) Expense information in this table has been restated to reflect current fees.

--------------------------------------------------------------------------------
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS
Henry E. Mehlman, CFA
Managed fund since it began in 2003

Alan E. Norton, CFA
Managed fund since it began in 2003

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           JCEIX
             CUSIP            478032717
             Newspaper        --
             SEC number       811-3390
             JH fund number   481

Small Cap Fund

[graphic] GOAL AND STRATEGY
The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (which, for purposes of this fund, are those companies with market capitalizations under $2 billion, or market capitalizations within the range of market capitalization of the companies in the Russell 2000 Index or the Standard & Poor's Small Cap 600 Index).

In managing the portfolio, the portfolio manager selects securities using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that he believes are likely to show improving fundamental prospects with an identifiable catalyst for change. Such catalysts may include, but are not limited to, a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The portfolio manager attempts to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The portfolio manager additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The fund may sell a security if, among other reasons, it reaches the target price set by the portfolio manager; the manager decides that the stock is statistically overvalued; or the portfolio manager believes earnings expectations or the fundamental outlook for the company have deteriorated.

The fund may purchase other types of securities that are not primary investment vehicles, such as U.S. dollar-denominated foreign securities and ADRs, certain exchange-traded funds (ETFs) and certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q1 '06, 10.27%
Worst quarter: Q2 '06, -8.87%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2005     4.72%
2006     7.81%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                       1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 12-6-04)                      7.81%           8.12%
--------------------------------------------------------------------------------
Class I after tax on distributions                      7.81%           8.08%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale           5.07%           6.94%
--------------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index                  15.12%          12.02%*
--------------------------------------------------------------------------------
Russell 2000 Index                                     18.37%          11.98%
--------------------------------------------------------------------------------

*    Return as of closest month end to inception date.

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies or the quantitative screening parameters do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_| Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information, and social or political instability.
|_|  Certain derivatives could produce disproportionate losses.
|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.90%
--------------------------------------------------------------------------------
Other expenses                                                             0.18%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.08%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-29-08)                 0.00%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.08%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                   $110       $343       $595      $1,317

--------------------------------------------------------------------------------
SUBADVISER
Independence Investments LLC

Responsible for day-to-day investment management
A subsidiary of Convergent Capital Management LLC
Founded in 1982
Supervised by the adviser

PORTFOLIO MANAGER
Charles S. Glovsky, CFA
Managed fund since 1998

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           DSIIX
             CUSIP            41014V869
             Newspaper        --
             SEC number       811-4079
             JH fund number   482

Small Cap Equity Fund

[graphic] GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $68 million to $3.1 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 20.71%
Worst quarter: Q3 '02, -23.88%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.
Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.
Russell 2000 Growth Index, an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2002     -43.96%
2003      50.22%
2004      13.50%
2005       8.81%
2006       7.49%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                        Life of
                                              1 year       5 year       Class I
--------------------------------------------------------------------------------
Class I before tax (began 8-15-01)             7.49%        2.25%        2.49%
--------------------------------------------------------------------------------
Class I after tax on distributions             7.49%        2.25%        2.46%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale  4.87%        1.92%        2.12%
--------------------------------------------------------------------------------
Russell 2000 Index*                           18.37%       11.39%       11.07%
--------------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index*        15.12%       12.50%       12.05%
--------------------------------------------------------------------------------
Russell 2000 Growth Index*                    13.35%        6.93%        6.96%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund compared its performance to both the Russell 2000 Index and the Standard & Poor's Small Cap 600 Index. After this date, the fund changed the indexes to which it compares its performance to a single index, the Russell 2000 Growth Index, which better represents the fund and its strategy of investment in small-cap growth stocks.

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_| Certain derivatives, such as short sales, could produce disproportionate losses.
|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
|_| Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.70%
--------------------------------------------------------------------------------
Other expenses                                                             0.15%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.85%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $87       $271       $471      $1,049

--------------------------------------------------------------------------------
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS
Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 37 for the management biographies.


FUND CODES

Class I      Ticker           SPVIX
             CUSIP            409905841
             Newspaper        --
             SEC number       811-3999
             JH fund number   427

Small Cap Intrinsic Value Fund

[graphic] GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $68 million to $3.1 billion as of December 31,
2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the management team emphasizes a value-oriented, bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 35% of assets in foreign securities. The fund may invest up to 20% of assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q4 '06, 14.89%
Worst quarter: Q3 '06, -1.60%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Russell 2000 Index, offers investors access to the small-cap segment of the U.S. equity universe. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000 includes the smallest 2,000 securities in the Russell 3000.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2006     29.55%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                       1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 2-15-05)                     29.55%          25.72%
--------------------------------------------------------------------------------
Class I after tax on distributions                     28.61%          23.46%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale          19.25%          20.72%
--------------------------------------------------------------------------------
Russell 2000 Index                                     18.37%          13.54%
--------------------------------------------------------------------------------

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investment that focus on medium- or large-capitalization stocks. Similarly, value stocks could underperform growth stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell its securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_|  Certain derivatives could produce disproportionate losses.
|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.
|_| Any bonds held by the fund could be downgraded in credit quality or go into default. Bond prices generally fall when interest rates rise and longer-maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)
--------------------------------------------------------------------------------

Management fee                                                             0.90%
--------------------------------------------------------------------------------
Other expenses                                                             0.88%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.78%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 0.58%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.20%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                   $122       $504       $910      $2,047

(1) Expense information in this table has been restated to reflect current fees.

--------------------------------------------------------------------------------
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Managed fund since it began in 2005

Timothy M. Malloy
Managed fund since it began in 2005

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           JHIIX
             CUSIP            41013P814
             Newspaper        --
             SEC number       811-0560
             JH fund number   464

Sovereign Investors Fund

[graphic] GOAL AND STRATEGY
The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On December 31, 2006, that range was $1.41 billion to $446.9 billion.

At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE
The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q4 '04, 6.70%
Worst quarter: Q3 '04, -2.25%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2004      5.73%
2005      2.76%
2006     15.21%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                       1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 12-1-03)                     15.21%           8.86%
--------------------------------------------------------------------------------
Class I after tax on distributions                     12.90%           7.44%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale          12.11%           7.24%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                            15.79%          11.58%
--------------------------------------------------------------------------------

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_|  Certain derivatives could produce disproportionate losses.
|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
|_| Foreign investments carry additional risks, including inadequate or inaccurate financial information, and social or political instability.
|_| Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.59%
--------------------------------------------------------------------------------
Other expenses                                                             0.12%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.71%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $73       $227       $395      $883

--------------------------------------------------------------------------------
SUBADVISER

Sovereign Asset Management LLC a division of MFC Global Investment Management (U.S.), LLC

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS
John F. Snyder III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Managers share investment strategy and decisions
See page 37 for the management biographies.


FUND CODES

Class I      Ticker           SOIIX
             CUSIP            47803P880
             Newspaper        --
             SEC number       811-0560
             JH fund number   429

U.S. Global Leaders Growth Fund

[graphic] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

|_| Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.
|_| Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[graphic] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 10.20%
Worst quarter: Q2 '06, -7.12%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2003     19.77%
2004      8.94%
2005      2.64%
2006      1.88%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                       1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 5-20-02)                      1.88%          2.92%
--------------------------------------------------------------------------------
Class I after tax on distributions                      1.88%          2.86%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale           1.22%          2.47%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                           15.79%          7.76%
--------------------------------------------------------------------------------
Russell 1000 Growth Index*                              9.07%          5.18%
--------------------------------------------------------------------------------

* As of December 29, 2006, the fund is adding the Russell 1000 Growth Index, another benchmark that the fund is being measured against on both the consultant and institutional side.

[graphic] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_| If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
|_| In a down market, higher-risk securities could become harder to value or to sell at a fair price.
|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

--------------------------------------------------------------------------------
[graphic] YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.75%
--------------------------------------------------------------------------------
Other expenses                                                             0.12%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.87%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 0.03%
--------------------------------------------------------------------------------
Net annual operating expenses                                              0.84%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $86       $275       $479      $1,070

--------------------------------------------------------------------------------
SUBADVISER
Sustainable Growth Advisers, LP
Responsible for day-to-day investment management
Founded in 2003
Supervised by the adviser

PORTFOLIO MANAGERS
Gordon M. Marchand, CFA, CIC
Managed fund since 1995

George P. Fraise
Joined fund team in 2000

Robert L. Rohn
Joined fund team in 2003

Managers share investment strategy and decisions
See page 37 for the management biographies.

FUND CODES

Class I      Ticker           USLIX
             CUSIP            409902798
             Newspaper        --
             SEC number       811-1677
             JH fund number   426

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES
Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares -- see OPENING AN ACCOUNT:

     |_|  Retirement and other benefit plans
     |_|  Endowment funds and foundations
     |_| Any state, county or city, or its instrumentality, department, authority or agency
     |_| Accounts registered to insurance companies, trust companies and bank trust departments
     |_| Investment companies both affiliated and not affiliated with the adviser
     |_| Investors who participate in fee-based, wrap and other investment platform programs
     |_|  Any entity that is considered a corporation for tax purposes
     |_| Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2    Determine if you are eligible, by referring to "Who can buy shares."

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund's sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party.

     The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum levels for subsequent purchases to existing accounts.

     John Hancock Classic Value Fund
     Effective the close of business on December 13, 2006, the John Hancock Classic Value Fund (the Fund) was closed to new investors, except as provided below. Shareholders holding accounts in the Fund as of the close of business on December 13, 2006 may continue to purchase additional shares in the Fund into those accounts after that date. Investors who did not maintain an account in the Fund as of the close of business on December 13, 2006, generally will not be permitted to establish an account in the Fund except that new Fund accounts may be established by:

     |_| participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by September 15, 2006;
     |_| participants in certain 529 plans that have a signed agreement with John Hancock Funds and offer the Fund as a plan option prior to September 15, 2006 (or were in the process of being established prior to September 15, 2006);
     |_| individuals or institutions that invest in certain fee-based investment products or mutual fund wrap programs where the Fund has been on a recommended list or in an asset allocation model since, on or before November 30, 2006, through a broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds but only for such period as the Fund remains on such list or model; and
     |_|  employees of Pzena Investment Management.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5    Make your initial investment using the table on the next page.

     Important information about opening a new account
     To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
     Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

     For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

     For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

|_| directly, by the payment of sales commissions, if any and |_| indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation,

28 YOUR ACCOUNT
which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

                                                                 YOUR ACCOUNT 29

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                   Opening an account                                           Adding to an account
----------------------------------------------------------------------------------------------------------------------------------
By check
[graphic]          [_]  Make out a check for the investment                     [_]  Make out a check for the investment
                        amount, payable to "John Hancock                             amount payable to "John Hancock
                        Signature Services, Inc."                                    Signature Services, Inc."
                                                                                [_]  If your account statement has a
                   [_]  Deliver the check and your                                   detachable investment slip, please
                        completed application to your                                complete in its entirety. If no
                        financial representative, or mail                            slip is available, include a note
                        them to Signature Services (address                          specifying the fund name(s), your
                        below).                                                      share class, your account number
                                                                                     and the name(s) in which the
                                                                                     account is registered.
                                                                                [_]  Deliver the check and investment
                                                                                     slip or note to your financial
                                                                                     representative, or mail them to
                                                                                     Signature Services (address below).
----------------------------------------------------------------------------------------------------------------------------------
By exchange
----------------------------------------------------------------------------------------------------------------------------------
[graphic]          [_]  Call your financial representative                      [_]  Call your financial representative
                        or Signature Services to request an                          or Signature Services to request an
                        exchange.                                                    exchange.
                   [_]  You may only exchange Class I shares                    [_]  You may only exchange Class I
                        for other Class I shares or Money                            shares for other Class I shares or
                        Market Fund Class A shares.                                  Money Market Fund Class A shares.
----------------------------------------------------------------------------------------------------------------------------------
By wire
----------------------------------------------------------------------------------------------------------------------------------
[graphic]          [_]  Deliver your completed application                      [_]  Obtain wiring instructions by
                        to your financial representative or                          calling Signature Services.
                        mail it to Signature Services.                          [_]  Instruct your bank to wire the
                   [_]  Obtain your account number by                                amount of your investment.
                        calling your financial
                        representative or Signature                             Specify the fund name, the share class,
                        Services.                                               the new account number and the name(s)
                   [_]  Obtain wiring instructions by                           in which the account is registered. Your
                        calling Signature Services.                             bank may charge a fee to wire funds.

                   Specify the fund name, the share class,
                   the new account number and the name(s)
                   in which the account is registered. Your
                   bank may charge a fee to wire funds.
----------------------------------------------------------------------------------------------------------------------------------
By phone
----------------------------------------------------------------------------------------------------------------------------------
[graphic]          See "By exchange" and "By wire."                             [_]  Verify that your bank or credit
                                                                                     union is a member of the Automated
                                                                                     Clearing House (ACH) system.
                                                                                [_]  Complete the "To Purchase, Exchange
                                                                                     or Redeem Shares via Telephone" and
                                                                                     "Bank Information" sections on your
                                                                                     account application.
                                                                                [_]  Call Signature Services between
                                                                                     8:30 A.M. and 5:00 P.M., Eastern
                                                                                     Time on most business days to
                                                                                     verify that these features are in
                                                                                     place on your account.
                                                                                [_]  Call your financial representative
                                                                                     or Signature Services with the fund
                                                                                     name(s), your share class, your
                                                                                     account number, the name(s) in
                                                                                     which the account is registered and
                                                                                     the amount of your investment.

-----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
-----------------------------------------------

30 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                                To sell some or all of your shares
----------------------------------------------------------------------------------------------------------------------------------
By letter
----------------------------------------------------------------------------------------------------------------------------------
[graphic]          [_]  Sales of any amount.                                    [_]  Write a letter of instruction
                                                                                     indicating the fund name, your
                                                                                     account number, your share class,
                                                                                     the name(s) in which the account is
                                                                                     registered and the dollar value or
                                                                                     number of shares you wish to sell.
                                                                                [_]  Include all signatures and any
                                                                                     additional documents that may be
                                                                                     required (see next page).
                                                                                [_]  Mail the materials to Signature
                                                                                     Services.
                                                                                [_]  A check or wire will be sent
                                                                                     according to your letter of
                                                                                     instruction.
                                                                                [_]  Certain requests will require a
                                                                                     Medallion signature guarantee.
                                                                                     Please refer to "Selling shares in
                                                                                     writing" on the next page.
----------------------------------------------------------------------------------------------------------------------------------
By phone
----------------------------------------------------------------------------------------------------------------------------------
[graphic]          Amounts up to $100,000:
                   [_]  Most accounts.                                          [_]  Redemption proceeds of up to
                                                                                     $100,000 may be sent by wire or by
                                                                                     check. A check will be mailed to
                                                                                     the exact name(s) and address on
                                                                                     the account.
                                                                                [_]  To place your request with a
                                                                                     representative at John Hancock
                                                                                     Funds, call Signature Services
                                                                                     between 8:30 A.M. and 5:00 P.M.,
                                                                                     Eastern Time on most business days
                                                                                     or your financial representative.

                   Amounts up to $5 million:
                   [_]  Available to the following types of                     [_]  Redemption proceeds exceeding
                        accounts: custodial accounts held                            $100,000 must be wired to your
                        by banks, trust companies or                                 designated bank account.
                        broker-dealers; endowments and                          [_]  Redemption proceeds exceeding
                        foundations; corporate accounts;                             $100,000 and sent by check will
                        group retirement plans; and pension                          require a letter of instruction
                        accounts (excluding IRAs, 403(b)                             with a Medallion signature
                        plans and all John Hancock                                   guarantee. Please refer to "Selling
                        custodial retirement accounts).                              shares in writing" on the next
                                                                                     page.
----------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
----------------------------------------------------------------------------------------------------------------------------------
[graphic]          [_]  Requests by letter to sell any                          [_]  To verify that the telephone
                        amount.                                                      redemption privilege is in place on
                   [_]  Qualified requests by phone to sell                          an account or to request the forms
                        up to $5 million (accounts with                              to add it to an existing account
                        telephone redemption privileges).                            call Signature Services.
                                                                                [_]  Amounts of $5 million or more will
                                                                                     be wired on the next business day.
                                                                                [_]  Amounts up to $100,000 may be sent
                                                                                     by EFT or by check. Funds from EFT
                                                                                     transactions are generally
                                                                                     available by the second business
                                                                                     day. Your bank may charge a fee for
                                                                                     this service.
----------------------------------------------------------------------------------------------------------------------------------
By exchange
----------------------------------------------------------------------------------------------------------------------------------
[graphic]    [_]  Sales of any amount.                                          [_]  Obtain a current prospectus for the
                                                                                     fund into which you are exchanging
                                                                                     by calling your financial
                                                                                     representative or Signature
                                                                                     Services.
                                                                                [_]  You may only exchange Class I
                                                                                     shares for other Class I shares or
                                                                                     Money Market Fund Class A shares.
                                                                                [_]  Call your financial representative
                                                                                     or Signature Services to request an
                                                                                     exchange.

                                                                 YOUR ACCOUNT 31

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

|_|  your address of record has changed within the past 30 days;
|_| you are selling more than $100,000 worth of shares and are requesting payment by check;
|_| you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts);
|_| you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

----------------------------------------------------------------------------------------------------------------------------------
Seller                                                                          Requirements for written requests         [GRAPHIC]
----------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial                    |_|  Letter of instruction.
accounts for minors).                                                           |_|  On the letter, the signatures of all
                                                                                     persons authorized to sign for the
                                                                                     account, exactly as the account is
                                                                                     registered.
                                                                                |_|  Medallion signature guarantee if
                                                                                     applicable (see above).
----------------------------------------------------------------------------------------------------------------------------------

Owners of corporate, sole proprietorship, general partner or                    |_|  Letter of instruction.
association accounts.                                                           |_|  Corporate business/organization
                                                                                     resolution certified within the past 12
                                                                                     months or a John Hancock Funds
                                                                                     business/organization certification
                                                                                     form.
                                                                                |_|  On the letter and the resolution, the
                                                                                     signature of the person(s) authorized to
                                                                                     sign for the account.
                                                                                |_|  Medallion signature guarantee if
                                                                                     applicable (see above).
----------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of retirement plan, pension trust and                        |_|  Letter of instruction.
trust accounts.                                                                 |_|  On the letter, the signature(s) of the
                                                                                     trustee(s).
                                                                                |_|  Copy of the trust document certified
                                                                                     within the past 12 months or a John
                                                                                     Hancock Funds trust certification form.
                                                                                |_|  Medallion signature guarantee if
                                                                                     applicable (see above).
----------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a                   |_|  Letter of instruction signed by
deceased co-tenant(s).                                                               surviving tenant.
                                                                                |_|  Copy of death certificate.
                                                                                |_|  Medallion signature guarantee if
                                                                                     applicable (see above).
                                                                                |_|  Inheritance tax waiver (if applicable).
----------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                               |_|  Letter of instruction signed by
                                                                                     executor.
                                                                                |_|  Copy of order appointing executor,
                                                                                     certified within the past 12 months.
                                                                                |_|  Medallion signature guarantee if
                                                                                     applicable (see above).
                                                                                |_|  Inheritance tax waiver (if applicable).
----------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or                    |_|  Call 1-888-972-8696 for instructions.
account types not listed above.
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
-----------------------------------------------

32 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES
Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A fund may change or cancel its exchange policies at any time upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 33

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of a fund's portfolio and may result in a fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease a fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|_| A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
|_| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
|_| A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of shares" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

34 YOUR ACCOUNT

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

|_| after every transaction (except a dividend reinvestment) that affects your account balance;
|_|  after any changes of name or address of the registered owner(s);
|_|  in all other circumstances, at least quarterly.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced Fund and Sovereign Investors Fund typically pay income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES
Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

                                                                 YOUR ACCOUNT 35

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE
Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of Balanced, Classic Value, Classic Value II, Large Cap Equity, Large Cap Select, Mid Cap Equity, Small Cap, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Large Cap Equity, Large Cap Select, Mid Cap Equity, Small Cap, Small Cap Equity, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% policy.

Classic Value II, Core Equity and Small Cap Funds rely on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The funds, therefore, are able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fees paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                         % of net assets
--------------------------------------------------------------------------------
Balanced                                                                0.60%
--------------------------------------------------------------------------------
Classic Value                                                           0.83
--------------------------------------------------------------------------------
Classic Value II                                                        0.00*
--------------------------------------------------------------------------------
Core Equity                                                             0.75
--------------------------------------------------------------------------------
Large Cap Equity                                                        0.625
--------------------------------------------------------------------------------
Large Cap Select                                                        0.62*
--------------------------------------------------------------------------------
Mid Cap Equity                                                          0.00*
--------------------------------------------------------------------------------
Small Cap                                                               0.90
--------------------------------------------------------------------------------
Small Cap Equity                                                        0.70
--------------------------------------------------------------------------------
Small Cap Intrinsic Value                                               0.32*
--------------------------------------------------------------------------------
Sovereign Investors                                                     0.59
--------------------------------------------------------------------------------
U.S. Global Leaders Growth                                              0.72*
--------------------------------------------------------------------------------

*After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders, as follows:

Annual report dated December 31, 2006 Balanced Fund, Classic Value Fund, Classic Value Fund II, Core Equity Fund, Large Cap Equity Fund, Large Cap Select Fund, Small Cap Intrinsic Value Fund, Sovereign Investors Fund, U.S. Global Leaders Growth Fund

Annual report dated October 31, 2006 Mid Cap Equity Fund, Small Cap Fund, Small Cap Equity Fund

Subadvisers Independence Investments LLC (Independence), 53 State Street, Boston, MA 02109, subadvises Core Equity Fund and Small Cap Fund. Founded in 1982, Independence is a subsidiary of Convergent Capital Management LLC, a wholly owned subsidiary of City National Corporation and managed approximately $8 billion in assets as of December 31, 2006.

Pzena Investment Management, LLC (PIM), 120 West 45th Street, New York, NY 10036, subadvises Classic Value Fund and Classic Value Fund II and was investment adviser to Classic Value's predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.

MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)), 101 Huntington Avenue, Boston, MA 02199, subadvises Balanced, Large Cap Equity, Mid Cap Equity, Small Cap Equity, Small Cap Intrinsic Value and Sovereign Investors Funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2006, had total assets under management of approximately $26 billion.

Shay Assets Management, Inc. (SAM), 230 West Monroe Street, Chicago, IL 60606, subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $3.5 billion in assets as of December 31, 2006, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP (SGA), 3 Stamford Plaza, 301 Tresser Blvd., Suite 1310, Stamford, CT 06901, subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of December 31, 2006 were approximately $3.5 billion.

36 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES
Below is an alphabetical list of the portfolio managers for the John Hancock equity funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Antonio DeSpirito III
------------------------------------
Principal and portfolio manager, Pzena
  Investment  Management,  LLC (since 1996)
Joined subadviser in 1996
Began business career in 1993

Barry H. Evans, CFA
------------------------------------
President, chief fixed income officer and chief operating officer, MFC Global Investment
  Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, chief fixed income officer and chief operating officer, John Hancock
  Advisers, LLC (1986-2005)
Began business career in 1986

John C. Forelli, CFA
------------------------------------
Senior vice president,
  Independence Investment LLC
Joined subadviser in 1990
Began business career in 1984

George P. Fraise
------------------------------------
Principal, Sustainable Growth Advisers, LP
  (since 2003)
Executive vice president, Yeager, Wood &
  Marshall, Inc. (2000-2003)
Began business career in 1987

Jeffrey N. Given, CFA
------------------------------------
Vice president,  MFC Global Investment
  Management (U.S.), LLC
Joined subadviser in 2005
Second vice president,  John Hancock
  Advisers,  LLC  (1998-2005)
Began business career in 1993

Charles S. Glovsky, CFA
------------------------------------
Senior vice president,
  Independence Investment LLC
Joined subadviser in 2000
Began business career in 1979

John P. Goetz
------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena
  Investment Management, LLC
Director of research, Pzena Investment
  Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

Roger C. Hamilton
------------------------------------
Vice president, MFC Global Investment
  Management (U.S.), LLC
Joined subadviser in 2005
Vice president and portfolio manager, John
  Hancock Advisers, LLC (2003-2005)
Analyst, John Hancock Advisers, LLC
  (1994-2003)
Began business career in 1980

Timothy E. Keefe, CFA
------------------------------------
Executive vice president and chief equity officer, MFC Global Investment
  Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president and chief equity officer,
  John Hancock Advisers, LLC (2004-2005)
Partner and portfolio manager, Thomas
  Weisel Partners (2000-2004)
Began business career in 1987

Jay C. Leu, CFA
------------------------------------
Principal and senior vice president,
  Independence Investment LLC
Joined subadviser in 1997
Began business career in 1987

Timothy M. Malloy
------------------------------------
Vice president, MFC Global Investment
  Management (U.S.), LLC
Joined subadviser in 2005
Second vice president, John Hancock
  Advisers, LLC (2004-2005)
Investment analyst, Thomas Weisel
  Partners (2000-2004)
Began business career in 1993

Gordon M. Marchand, CFA, CIC
------------------------------------
Principal, Sustainable Growth Advisers, LP
  (since 2003)
Chief financial and operating officer of
  Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1977

John J. McCabe
------------------------------------
Senior vice president, Shay Assets
  Management, Inc.
Joined subadviser in 1995
Began business career in 1965

Henry E. Mehlman, CFA
------------------------------------
Vice president, MFC Global Investment
  Management (U.S.), LLC
Joined subadviser 2005
Vice president, John Hancock Advisers, LLC
  (2002-2005)
Senior portfolio manager, The Colony Group
 (2001-2002)
Began business career in 1972

Alan E. Norton, CFA
------------------------------------
Senior vice president, MFC Global Investment
  Management (U.S.), LLC
Joined subadviser 2005
Vice president, John Hancock Advisers, LLC
  (2002-2005)
Senior portfolio manager, The Colony Group
  (2001-2002)
Began business career in 1987

Richard S. Pzena
------------------------------------
Founder, managing principal and chief
  executive officer (since 1995) and co-chief investment officer (since 2005), Pzena
  Investment Management, LLC
Began business career in 1980

Robert L. Rohn
------------------------------------
Principal, Sustainable Growth Advisers, LP
  (since 2003)
Chairman and chief executive officer,
  W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

John F. Snyder III
------------------------------------
Executive vice president, MFC Global
  Investment Management (U.S.), LLC
Joined subadviser in 1983
Executive vice president, John Hancock
  Advisers, LLC (1991-2005)
Began business career in 1971

Mark F. Trautman
------------------------------------
Vice president, Shay Assets
  Management, Inc.
Joined subadviser in 1995
Began business career in 1986

                                                                 FUND DETAILS 37

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP and for the year ended 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                    12-31-02(1),(4)  12-31-03(1)  12-31-04(1)  12-31-05(1)  12-31-06
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $11.93          $9.61       $11.15       $11.67       $12.61
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                           0.21           0.23         0.25         0.19         0.24
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (2.26)          1.56         0.55         1.43         1.54
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (2.05)          1.79         0.80         1.62         1.78
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        (0.27)         (0.25)       (0.28)       (0.23)       (0.26)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                               --             --           --        (0.45)       (0.73)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (0.27)         (0.25)       (0.28)       (0.68)       (0.99)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.61         $11.15       $11.67       $12.61       $13.40
------------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                              (17.29)(5)      18.87         7.31        14.02        14.29
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $7             $7           $6           $7           $4
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                        1.15(6)        0.89         0.83         0.84         0.80
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)           2.59(6)        2.22         2.25         1.63         1.81
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               86(5)          60           56           88           60
------------------------------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Class I shares began operations on 3-1-01.
(5)  Not annualized.
(6)  Annualized.

38 FUND DETAILS

Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                    12-31-02(1)    12-31-03     12-31-04     12-31-05     12-31-06
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $14.11         $15.08       $20.30       $23.05       $24.69
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                           0.03           0.27         0.27         0.26         0.34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                    0.94           5.26         2.73         1.88         3.86
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.97           5.53         3.00         2.14         4.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                           --          (0.19)       (0.18)       (0.20)       (0.31)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                               --          (0.12)       (0.07)       (0.30)       (0.85)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     --          (0.31)       (0.25)       (0.50)       (1.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.08         $20.30       $23.05       $24.69       $27.73
------------------------------------------------------------------------------------------------------------------------------------
Total return(3),(4) (%)                                            6.87(5)       36.81        14.77         9.28        17.01
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $6            $23         $206         $665       $1,567
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                    0.77(6)        0.76         0.86         0.89         0.89
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)               5.49(6)        1.12         1.01         0.98         0.94
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)           1.62(6)        1.54         1.25         1.09         1.30
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               47(5)          25           16           27           20
------------------------------------------------------------------------------------------------------------------------------------

(1)  Class I shares began operations on 11-11-02.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)  Not annualized.
(6)  Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

                                                                 FUND DETAILS 39

Classic Value Fund II
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                                                12-31-06(1)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                         $10.00
----------------------------------------------------------------------------------------------------------
Net investment income(2)                                                                       0.04
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                1.41
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                               1.45
----------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income                                                                    (0.03)
----------------------------------------------------------------------------------------------------------
From net realized gain                                                                        (0.03)
----------------------------------------------------------------------------------------------------------
                                                                                              (0.06)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $11.39
----------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                                           14.50(4),(7)
----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                          $4
----------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                                                0.94(5)
----------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                                              1.88(5),(6)
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                                       0.74(5)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                           12(7)
----------------------------------------------------------------------------------------------------------

(1)  Beginning of operations from 7-7-06 through 12-31-06.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)  Annualized.
(6) Does not take into consideration expense reductions during the periods shown.
(7)  Not annualized.

40 FUND DETAILS

Core Equity Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                    12-31-02(4)    12-31-03     12-31-04     12-31-05     12-31-06
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $26.15         $20.63       $25.66       $28.07       $30.37
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                           0.06           0.12         0.26         0.16         0.22
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (5.58)          4.91         2.15         2.14         4.01
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (5.52)          5.03         2.41         2.30         4.23
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $20.63         $25.66       $28.07       $30.37       $34.60
------------------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                              (21.11)(5)      24.38         9.39         8.19        13.93
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $2             $2           --(6)        --(6)        --(6)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                        1.26(7)         1.06        0.92         0.90         0.89
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)           0.33(7)         0.53        1.00         0.54         0.68
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               64(3)          70           68          54            78
------------------------------------------------------------------------------------------------------------------------------------

(1)  Based on the average of the shares outstanding.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Excludes merger activity.
(4)  Class I shares began operations on 3-1-02.
(5)  Not annualized.
(6)  Less than $500,000.
(7)  Annualized.

                                                                 FUND DETAILS 41

Large Cap Equity Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP; and figures for the year ended 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                    12-31-02(1)    12-31-03(1)  12-31-04(1)  12-31-05(1)  12-31-06
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $19.11         $11.91       $14.87       $15.46       $18.05
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                           0.07           0.08         0.15         0.06         0.11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (7.25)          2.88         0.54         2.53         3.64
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (7.18)          2.96         0.69         2.59         3.75
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                           --             --        (0.10)          --           --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                            (0.02)            --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (0.02)            --        (0.10)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $11.91         $14.87       $15.46       $18.05       $21.80
------------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                              (37.55)         24.85         4.68        16.75        20.78
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $1             --(4)        --(4)        --(4)        $4
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                    0.81           0.84         0.79         0.78         0.77
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)           0.49           0.62         0.98         0.35         0.54
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              114            140           97           74           78
------------------------------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Less than $500,000.

42 FUND DETAILS

Large Cap Select Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                    12-31-03(5)    12-31-04     12-31-05     12-31-06
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $16.29         $17.83       $18.46       $17.62
-----------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                           0.04           0.15         0.12         0.16
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             1.59           0.84        (0.48)        2.47
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.63           0.99        (0.36)        2.63
-----------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income                                           --          (0.15)       (0.11)       (0.16)
-----------------------------------------------------------------------------------------------------------------------
From net realized gain                                            (0.09)         (0.21)       (0.37)       (0.86)
-----------------------------------------------------------------------------------------------------------------------
                                                                  (0.09)         (0.36)       (0.48)       (1.02)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $17.83         $18.46       $17.62       $19.23
-----------------------------------------------------------------------------------------------------------------------
Total return(2),(3) (%)                                           10.00(6)        5.54        (1.98)       14.87
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $3             $3           $3           $3
-----------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                    0.95(7)        0.95         0.95         0.95
-----------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(4) (%)               1.84(7)        1.05         1.06         1.08
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)           0.61(7)        0.83         0.67         0.85
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               22(6)          13           23           12
-----------------------------------------------------------------------------------------------------------------------

(1)  Based on the average of the shares outstanding.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) Does not take into consideration expense reductions during the periods shown.
(5)  Class I shares began operations on 8-25-03.
(6)  Not annualized.
(7)  Annualized.

                                                                 FUND DETAILS 43

Mid Cap Equity Fund
Figures for the years ended 10-31-03, 10-31-04 and 10-31-05 were audited by Deloitte & Touche LLP; figures for the year ended 10-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                    12-31-03(1),(2)  12-31-04(1)  12-31-05(1)  12-31-06
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.00         $11.35       $11.66       $13.47
-----------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                            (0.01)         (0.03)       (0.04)       (0.03)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                    1.36           0.52         2.38         1.40
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.35           0.49         2.34         1.37
-----------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net realized gain                                               --          (0.18)       (0.53)       (1.74)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $11.35         $11.66       $13.47       $13.10
-----------------------------------------------------------------------------------------------------------------------
Total return(4),(5) (%)                                           13.50(6)        4.37        20.58        10.82
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              --(7)          --(7)        --(7)        --(7)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                    0.90(8)        0.90         0.90         0.94
-----------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(9) (%)               5.90(8)        2.12         2.67         3.81
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)            (0.27)(8)      (0.26)       (0.35)       (0.23)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               48(6)          46           63           47
-----------------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Class I shares began operations on 8-4-03.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)  Not annualized.
(7)  Less than $500,000.
(8)  Annualized.
(9) Does not take into consideration expense reductions during the periods shown.

44 FUND DETAILS

Small Cap Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                                   10-31-05(1)  10-31-06
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $11.21       $11.60
------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                                           (0.05)       (0.06)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                   0.44        1.24
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  0.39        1.18
------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------
From net realized gain                                                              --        (0.05)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $11.60       $12.73
------------------------------------------------------------------------------------------------------------
Total return(3),(4) (%)                                                           3.48(5)     10.20
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                            $34          $40
------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                                   1.10(6)      1.08
------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                                 1.18(6),(7)  1.08
------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                           (0.53)(6)    (0.47)
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                             145           74
------------------------------------------------------------------------------------------------------------

(1)  Class I shares began operations on 12-6-04.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5)  Not annualized.
(6)  Annualized.
(7) Does not take into consideration expense reductions during the period shown.

                                                                 FUND DETAILS 45

Small Cap Equity Fund
Figures for the years ended 10-31-03, 10-31-04, 10-31-05 and 10-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                    10-31-02(1)    10-31-03     10-31-04     10-31-05     10-31-06
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $16.61         $11.53       $15.86       $17.77       $20.56
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                            (0.09)         (0.02)       (0.03)       (0.10)       (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (4.82)          4.35         1.94         2.89         2.27
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (4.91)          4.33         1.91         2.79         2.17
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                            (0.17)            --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $11.53         $15.86       $17.77       $20.56       $22.73
------------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                              (29.91)         37.55        12.04        15.70        10.55
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $14            $17          $21          $25          $23
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                    1.28           1.03         0.86         0.87         0.85
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)            (0.69)         (0.12)       (0.19)       (0.50)       (0.45)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               44             52           54           38           30
------------------------------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

46 FUND DETAILS

Small Cap Intrinsic Value Fund
Figures for the period ended 12-31-05 were audited by Deloitte & Touche LLP; figures for the year ended 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                                   12-31-05(1),(2)    12-31-06
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $10.00           $10.89
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(3)                                                   0.02            (0.03)(10)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                   1.72             3.24
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  1.74             3.21
------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------
From net realized gain                                                           (0.85)           (0.30)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $10.89           $13.80
------------------------------------------------------------------------------------------------------------
Total return(4),(6) (%)                                                          17.58(5)         29.55
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                             --(9)            $1
------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                                   1.15(7)          1.20
------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(8) (%)                              4.59(7)          1.78
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)                   0.22(7)         (0.27)(10)
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                              97(5)            82
------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Beginning of operations from 2-28-05 through 12-31-05.
(3)  Based on the average of the shares outstanding during the period.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7)  Annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9)  Less than $500,000.
(10) Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

                                                       Percentage
                            Per share                 of net assets
     ----------------------------------------------------------------
     Class I                  0.03                        0.23
     ----------------------------------------------------------------

                                                                 FUND DETAILS 47

Sovereign Investors Fund
Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP; figures for the year ended 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                    12-31-03(1),(4)  12-31-04(1)  12-31-05(1)  12-31-06
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $18.09         $18.74       $19.54       $18.51
-----------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                           0.01           0.26         0.27         0.28
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                    0.67           0.80         0.27         2.52
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.68           1.06         0.54         2.80
-----------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income                                        (0.03)         (0.26)       (0.27)       (0.31)
-----------------------------------------------------------------------------------------------------------------------
From net realized gain                                               --             --        (1.30)       (2.07)
-----------------------------------------------------------------------------------------------------------------------
                                                                  (0.03)         (0.26)       (1.57)       (2.38)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $18.74         $19.54       $18.51       $18.93
-----------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                3.78(5)        5.73         2.76        15.21
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $3             $3           $3           --(7)
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                        0.70(6)        0.72         0.72         0.71
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)           0.92(6)        1.38         1.40         1.44
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               47(5)          20           30           36
-----------------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Class I shares began operations on 12-1-03.
(5)  Not annualized.
(6)  Annualized.
(7)  Less than $500,000.

48 FUND DETAILS

U.S. Global Leaders Growth Fund
Figures for the years ended 12-31-03, 12-31-04, 12-31-05 and 12-31-06 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                       6-30-02(1),(10)  12-31-02(1),(2)  2-31-03      12-31-04     12-31-05     12-31-06
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $25.81           $24.04          $21.60       $25.87       $28.00       $28.74
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                             0.01             0.02            0.10         0.25         0.08         0.12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                    (1.78)           (2.46)           4.17         2.06         0.66         0.42
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.77)           (2.44)           4.27         2.31         0.74         0.54
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                             --               --              --        (0.18)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $24.04           $21.60          $25.87       $28.00       $28.74       $29.28
------------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                 (6.86)(5),(6)   (10.15)(5),(6)   19.77         8.94         2.64(5)      1.88(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                $5               $6              $5           $8          $13          $18
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)      0.91(7)          1.11(7)         0.90         0.90         0.85         0.84
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)    1.17(7,8)        1.20(7,8)       0.90         0.90         0.90(8)      0.87(8)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets (%)                                     0.21(7)          0.22(7)         0.43         0.94         0.30         0.43
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                  3(6)             1(6)           15           16           28(9)        34
------------------------------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Effective 12-31-02, the fiscal year changed from June 30 to December 31.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)  Not annualized.
(7)  Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)  Excludes merger activity.
(10) Class I shares began operations on 5-20-02.

                                                                 FUND DETAILS 49

Appendix

--------------------------------------------------------------------------------
Historical Performance of Corresponding John Hancock Classic Value Fund
The John Hancock Classic Value Fund II (Classic Value II), a series of John Hancock Funds (JHF), commenced operations on July 7, 2006, and has no performance information to present in the prospectus. Classic Value II is similar to another fund of JHF, the Classic Value Fund (Classic Value). Classic Value II is subadvised by the same investment adviser as Classic Value and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as Classic Value. In choosing domestic securities for Classic Value II, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) In choosing individual securities for Classic Value, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.)

This Appendix presents historical performance information for the Class I shares of Classic Value. Because of the similarities between Classic Value II and Classic Value, this information may help provide an indication of Classic Value II's risks by showing how a similar fund has performed historically. The performance of Classic Value, however, does not represent, and is not a substitute for, the performance of Classic Value II, and you should not assume that Classic Value II will have the same future performance as Classic Value. The future performance of Classic Value II may be greater or less than the performance of Classic Value due to, among other things, the number of the holdings in and composition of the portfolio in Classic Value II, as well as the asset size and cash flow differences between Classic Value II and Classic Value.

Performance information -- a bar chart and a table -- is presented on the following pages for the shares of Classic Value that correspond to Classic Value
II. The bar chart shows how Classic Value's total return has varied from year to year, while the table shows performance of its Class I shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to Classic Value had not reimbursed certain expenses of those funds during the periods shown.

The Class I shares of Classic Value do not have front-end or deferred sales charges. The Class I shares of Classic Value II also do not have front-end or deferred sales charges. The other expenses of the Class I shares of Classic Value, are substantially the same for Classic Value II's Class I shares.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

50 FUND DETAILS

John Hancock Funds: Classic Value Fund

Corresponding to: Classic Value Fund II

Classic Value Fund Class I, total returns
Best quarter: Q2 '03, 20.72%
Worst quarter: Q1 '03, -5.57%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

MORNINGSTAR RATING(TM)
* * *
Overall rating for Classic Value Fund as of December 31, 2006.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The Classic Value Fund (Class I) was rated 3 stars out of 1,111 large value funds for the 3-year period ended December 31, 2006.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of Classic Value Fund II currently do not have a Morningstar rating. Any future ratings assigned to Classic Value Fund II may be different from the Morningstar Rating(TM) for the Class I shares of the corresponding Classic Value Fund.

Net assets of Classic Value Fund as of December 31, 2006: $9,037,272,530

PAST PERFORMANCE
The graph shows how Classic Value Fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of Classic Value Fund's risks. Past performance before and after taxes does not indicate future results.

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

2003     36.81%
2004     14.77%
2005      9.28%
2006     17.01%

                                                                         Life of
                                                   1 year     3 year     Class I
--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
Class I before tax (began 11-11-02)                17.01%     13.64%     20.27%
--------------------------------------------------------------------------------
Class I after tax on distributions                 15.97%     12.99%     19.62%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale      11.66%     11.52%     17.55%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                       15.79%     10.44%     14.41%
--------------------------------------------------------------------------------
Russell 1000 Value Index*                          22.24%     15.09%     18.85%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor's 500 Index. After this date, the fund changed the indexes to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor's 500 Index.

                                                                 FUND DETAILS 51

Appendix

--------------------------------------------------------------------------------
Historical Performance of Corresponding MFC Global (U.S.) Small Cap Opportunity Composite
The following table presents the past performance of the MFC Global (U.S.) Small Cap Opportunity Composite performance information (the "Composite"), which consists of an account managed by MFC Global (U.S.), which serves as the subadviser to the John Hancock Small Cap Intrinsic Value Fund (the "Fund"). The Composite is comprised of all fee paying accounts under discretionary management by MFC Global (U.S.) that have investment objectives, policies and strategies substantially similar to those of the Fund. MFC Global (U.S.) has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of MFC Global (U.S.) in managing small cap portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund's estimated expenses in the Composite would have lowered the Composite's performance results.

The historical performance of the MFC Global (U.S.) Small Cap Opportunity composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund's future results.

You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund's risks. The Fund's actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not adversely impact the Fund's performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund's fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.

Total returns (gross of fees):
Best quarter: Q2 '03, 17.88%
Worst quarter: Q3 '02, -15.77%

[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]
--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------

2002     -3.68%
         -4.64%
2003     51.76%
         50.30%
2004     14.43%
         13.36%
2005     15.84%
         14.85%
2006     28.76%
         27.50%

[_] Gross of fees   [_] Net of fees

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                        Since
                                                       1 year       inception*
SCO Composite -- Gross of fees                         28.76%          20.81%
--------------------------------------------------------------------------------
SCO Composite -- Net of fees                           27.50%          19.67%
--------------------------------------------------------------------------------
Russell 2000(R) Index                                  18.37%          12.50%
--------------------------------------------------------------------------------

* The Composite's inception date was December 1, 2001.

Index (reflect no fees or taxes)
Russell 2000(R) Index, an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index, which represents 98% of the investable U.S. equity market.

52 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's Statement of Additional Information includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-800-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC        KEQPN   5/07
--------------------------------------------------------------------------------

John Hancock(R) [LOGO]
--------------------
the future is yours


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

--------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
--------------------------------------

[LOGO] John Hancock(R)
----------------------
     Mutual Funds

                                                                    John Hancock
                                                             International Funds

================================================================================

                                                           INSTITUTIONAL CLASS I

                                                Greater China Opportunities Fund

                                                International Classic Value Fund





--------------------------------------------------------------------------------

Prospectus

5.1.2007

================================================================================

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

      JOHN HANCOCK INTERNATIONAL FUNDS
      --------------------------------------------------------------------------
      Greater China Opportunities Fund                                         4
      International Classic Value Fund                                         6

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Who can buy shares                                                       8
      Opening an account                                                       8
      Buying shares                                                           10
      Selling shares                                                          11
      Transaction policies                                                    13
      Dividends and account policies                                          15
      Additional investor services                                            15

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      16
      Management biographies                                                  17
      Financial highlights                                                    18

      APPENDIX
      --------------------------------------------------------------------------
      Historical performance of corresponding
        Pzena International Value Composite                                   20

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock International Funds
These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm
All John Hancock international funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2006, managed approximately $40 billion in assets.

FUND INFORMATION KEY
------------------------------------------
Concise fund-by-fund descriptions
begin on the next page. Each
description provides the following
information:

[CLIP ART]   Goal and strategy
             The fund's particular
             investment goals and the
             strategies it intends to use
             in pursuing those goals

[CLIP ART]   Past performance
             The fund's total return,
             measured year-by-year
             and over time

[CLIP ART]   Main risks
             The major risk factors
             associated with the fund

[CLIP ART]   Your expenses
             The overall costs borne by
             an investor in the fund,
             including sales charges and
             annual expenses

Greater China Opportunities Fund

[CLIP ART] GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies located in China, Hong Kong or Taiwan (Greater China). These companies (1) have securities that are traded principally on stock exchanges in Greater China countries, (2) are organized under the laws of, and conduct business in, a Greater China country or (3) derive more than half of their revenues from Greater China operations. Equity securities include common and preferred stocks and their equivalents.

The fund is non-diversified and may invest more than 5% of its assets in securities of individual companies.

In managing the portfolio, the manager combines top-down sector allocation with bottom-up stock selection. The manager continually assesses the macro environment to determine the attractiveness of different business segments. She then uses fundamental financial analysis to identify leading companies of any size that she believes offer growth potential at a reasonable price.

The manager performs periodic quantitative analysis to monitor changes in valuation. Decisions to buy or sell a security may be based on factors including price-to-earnings ratio, price-to-book ratio, return on equity, price-to-earnings to growth ratio and cash flow, as well as changes to management structure and/or the macro environment.

The fund may invest up to 20% of its assets in securities of companies located outside of Greater China, with an emphasis on companies that are positioned to benefit from economic growth in Greater China.

The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[CLIP ART] PAST PERFORMANCE
           The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q4 '06, 25.74%
Worst quarter: Q2 '06, 3.35%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
MSCI China Index, an unmanaged marketcapitalization-weighted index of Chinese companies available to non-domestic investors.

================================================================================
Class I calendar year total returns
================================================================================

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                      2006
                                     ------
                                     71.21%

================================================================================
Average annual total returns for periods ending 12-31-06
================================================================================
                                                                         Life of
                                                              1 year     Class I
--------------------------------------------------------------------------------
Class I before tax (began 6-8-05)                             71.21%      50.98%
--------------------------------------------------------------------------------
Class I after tax on distributions                            69.17%      49.71%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                 46.11%      43.15%
--------------------------------------------------------------------------------
MSCI China Index                                              82.87%      62.08%

[Clip Art] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. Because the fund focuses on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets such as China, Hong Kong and Taiwan.

The fund's management strategy has a significant influence on fund performance. Greater China stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks. If certain investments or industries do not perform as expected, or if the manager's securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of companies and industries represent a large portion of the Greater China market as a whole. Consequently, the fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

To the extent the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

[Clip Art] YOUR EXPENSES
           Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Annual operating expenses
================================================================================
Management fee                                                             1.00%
--------------------------------------------------------------------------------
Other expenses                                                             0.49%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.49%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-29-08)                 0.00%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.49%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                                   Year 1    Year 3    Year 5    Year 10
================================================================================
Class I                                      $152      $471      $813     $1,779

--------------------------------
SUBADVISER
MFC Global Investment Management
(U.S.A.), Limited

Responsible for day-to-day
investment management A
subsidiary of Manulife Financial
Corporation Supervised by the
adviser

PORTFOLIO MANAGER
Pauline Dan, CFA

Primarily responsible for fund
management Managed fund since it
began in 2005

See page 17 for the management biographies.

FUND CODES
Class I         Ticker          JCOIX
                CUSIP           409902582
                Newspaper       --
                SEC number      811-4630
                JH fund number  408

International Classic Value Fund

[Clip Art] GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic "deep value" strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or "deep value" portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the subadviser generally screens a universe of the 1,500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[Clip Art] PAST PERFORMANCE
           This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

[Clip Art] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

[Clip Art] YOUR EXPENSES
           Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Annual operating expenses
================================================================================
Management fee                                                             1.05%
--------------------------------------------------------------------------------
Other expenses                                                             1.27%
--------------------------------------------------------------------------------
Total fund operating expenses                                              2.32%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 1.15%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.17%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                                   Year 1    Year 3    Year 5    Year 10
================================================================================
Class I                                      $119      $614    $1,136     $2,567

------------------------------------------------
SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS

A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Managed fund since inception

Managers share investment strategy and decisions.

See page 17 for the management biographies.

FUND CODES
Class I         Ticker          JHFDX
                CUSIP           409902459
                Newspaper       --
                SEC number      811-1677
                JH fund number  419

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares -- See
OPENING AN ACCOUNT:

o Retirement and other benefit plans

o Endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Accounts registered to insurance companies, trust companies and bank trust departments

o Investment companies both affiliated and not affiliated with the adviser

o Investors who participate in fee-based, wrap and other investment platform programs

o Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to WHO CAN BUY SHARES.

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund's sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party.

  The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum levels for subsequent purchases to existing accounts.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5 Make your initial investment using the table on page 10 -- or using the table entitled "Buying Shares."

  Important information about opening a new account
  To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
  Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

  For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

  For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

  o directly, by the payment of sales commissions, if any; and

  o indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

8 YOUR ACCOUNT

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, providing transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

                                                                  YOUR ACCOUNT 9

================================================================================
Buying shares
================================================================================

                 Opening an account                                        Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Make out a check for the investment amount, payable     o Make out a check for the investment amount, payable
                   to "John Hancock Signature Services, Inc."                to "John Hancock Signature Services, Inc."

                 o Deliver the check and your completed application to     o If your account statement has a detachable investment
                   your financial representative, or mail them to            slip, please complete in its entirety. If no slip is
                   Signature Services (address below).                       available, include a note specifying the fund
                                                                             name(s), your share class, your account number and
                                                                             the name(s) in which the account is registered.

                                                                           o Deliver the check and your investment slip or note to
                                                                             your financial representative, or mail them to
                                                                             Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Call your financial representative or Signature         o Call your financial representative or Signature
                   Services to request an exchange.                          Services to request an exchange.

                 o You may only exchange Class I shares for other Class    o You may only exchange Class I shares for other Class
                   I shares or Money Market Fund Class A shares.             I shares or Money Market Fund Class A shares.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Deliver your completed application to your financial    o Obtain wiring instructions by calling Signature
                   representative, or mail it to Signature Services.         Services.

                 o Obtain your account number by calling your financial    o Instruct your bank to wire the amount of your
                   representative or Signature Services.                     investment.

                 o Obtain wiring instructions by calling Signature         Specify the fund name(s), your share class, your
                   Services.                                               account number and the name(s) in which the account is
                                                                           registered. Your bank may charge a fee to wire funds.
                 o Instruct your bank to wire the amount of your
                   investment.

                 Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       See "By exchange" and "By wire."                          o Verify that your bank or credit union is a member of
                                                                             the Automated Clearing House (ACH) system.

                                                                           o Complete the "To Purchase, Exchange or Redeem Shares
                                                                             via Telephone" and "Bank Information" section on your
                                                                             account application.

                                                                           o Call Signature Services between 8:30 A.M. and 5:00
                                                                             P.M., Eastern Time on most business days to verify
                                                                             that these features are in place on your account.

                                                                           o Call your financial representative or Signature
                                                                             Services with the fund name(s), your share class,
                                                                             your account number, the name(s) in which the account
                                                                             is registered and the amount of your investment.

----------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
----------------------------------------------------------

10 YOUR ACCOUNT

================================================================================
Selling shares
================================================================================

                                                                           To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Sales of any amount                                     o Write a letter of instruction indicating the fund
                                                                             name, your account number, your share class, the
                                                                             name(s) in which the account is registered and the
                                                                             dollar value or number of shares you wish to sell.

                                                                           o Include all signatures and any additional documents
                                                                             that may be required (see next page).

                                                                           o Mail the materials to Signature Services.

                                                                           o A check or wire will be sent according to your letter
                                                                             of instruction.

                                                                           o Certain requests will require a Medallion signature
                                                                             guarantee. Please refer to "Selling shares in
                                                                             writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       Amounts up to $100,000:                                   o Redemption proceeds of up to $100,000 may be sent by
                                                                             wire or check. A check will be mailed to the exact
                 o Most accounts.                                            name(s) and address on the account.

                                                                           o To place your request with a representative at John
                                                                             Hancock Funds, call Signature Services between
                                                                             between 8:30 A.M. and 5:00 P.M., Eastern Time on most
                                                                             business days, or your financial representative.

                 Amounts up to $5 million:

                 o Available to the following types of accounts:           o Redemption proceeds exceeding $100,000 must be wired
                   custodial accounts held by banks, trust companies or      to your designated bank account.
                   broker-dealers; endowments and foundations; corporate
                   accounts; group retirement plans; and pension           o Redemption proceeds exceeding $100,000 and sent by
                   accounts (excluding IRAs, 403(b) plans and all John       check will require a letter of instruction with a
                   Hancock custodial retirement accounts).                   Medallion signature guarantee. Please refer to
                                                                             "Selling shares in writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Requests by letter to sell any amount.                  o To verify that the telephone redemption privilege is
                                                                             in place on an account, or to request the forms to
                 o Qualified requests by phone to sell up to $5 million      add it to an existing account, call Signature
                   (accounts with telephone redemption privileges).          Services.

                                                                           o Amounts of $5 million or more will be wired on the
                                                                             next business day.

                                                                           o Amounts up to $100,000 may be sent by EFT or by
                                                                             check. Funds from EFT transactions are generally
                                                                             available by the second business day. Your bank may
                                                                             charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Sales of any amount.                                    o Obtain a current prospectus for the fund into which
                                                                             you are exchanging by calling your financial
                                                                             representative or Signature Services.

                                                                           o You may only exchange Class I shares or Money Market
                                                                             Class A shares.

                                                                           o Call your financial representative or Signature
                                                                             Services to request an exchange.

                                                                 YOUR ACCOUNT 11

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares and are requesting payment by check.

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

================================================================================
Seller                                    Requirements for written requests
================================================================================
Owners of individual, joint or            o Letter of instruction.
UGMA/UTMA accounts (custodial accounts
for minors).                              o On the letter, the signatures of all
                                            persons authorized to sign for the
                                            account, exactly as the account is
                                            registered.

                                          o Medallion signature guarantee if
                                            applicable (see above).

--------------------------------------------------------------------------------

Owners of corporate, sole                 o Letter of instruction.
proprietorship, general partner or
association accounts.                     o Corporate business/organization
                                            resolution, certified within the
                                            past 12 months, or a John Hancock
                                            Funds business/organization
                                            certification form.

                                          o On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                          o Medallion signature guarantee if
                                            applicable (see above).

--------------------------------------------------------------------------------

Owners or trustees of retirement plan,    o Letter of instruction.
pension trust and trust accounts.
                                          o On the letter, the signature(s) of
                                            the trustee(s).

                                          o Copy of the trust document certified
                                            within the past 12 months or a John
                                            Hancock Funds trust certification
                                            form.

                                          o Medallion signature guarantee if
                                            applicable (see above).

--------------------------------------------------------------------------------

Joint tenancy shareholders with rights    o Letter of instruction signed by
of survivorship with a deceased             surviving tenant.
co-tenant(s).
                                          o Copy of death certificate.

                                          o Medallion signature guarantee if
                                            applicable (see above).

                                          o Inheritance tax waiver (if
                                            applicable).

--------------------------------------------------------------------------------

Executors of shareholder estates.         o Letter of instruction signed by
                                            executor.

                                          o Copy of order appointing executor,
                                            certified within the past 12 months

..                                         o Medallion signature guarantee if
                                            applicable (see above).

                                          o Inheritance tax waiver (if
                                            applicable).

--------------------------------------------------------------------------------

Administrators, conservators,             o Call 1-888-972-8696 for
guardians and other sellers or account      instructions.
types not listed above.

--------------------------------------------------------------------------------

----------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
----------------------------------------------------------

12 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 13

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of a fund's portfolio, and may result in a fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease a fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

14 YOUR ACCOUNT

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o after any changes of name or address of the registered owner(s)

o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

                                                                 YOUR ACCOUNT 15

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of Greater China Opportunities and International Classic Value Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Greater China Opportunities Fund have the power to change the fund's policy of investing at least 80% of its assets in companies located in the Greater China region without shareholder approval. Greater China Opportunities Fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fees paid to the investment adviser by the funds last fiscal year are as follows:

================================================================================
Fund                                                            % of net assets
================================================================================
Greater China Opportunities                                               1.00%
--------------------------------------------------------------------------------
International Classic Value                                               0.00%*
--------------------------------------------------------------------------------

*After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders as follows:

Annual report dated October 31, 2006 Greater China Opportunities Fund

Annual report dated December 31, 2006 International Classic Value Fund

The International Classic Value Fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change the subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadvisers MFC Global Investment Management (U.S.A.) Limited (MFC Global),
200 Bloor Street East, Toronto, Ontario, Canada MW4 IES, subadvises Greater China Opportunities Fund. MFC Global is a corporation subject to the laws of Canada and is an indirect wholly owned subsidiary of Manulife Financial Corporation, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and MFC Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. As of December 31, 2006, MFC Global had total assets under management of approximately $10.9 billion.

Pzena Investment Management, LLC (PIM), 120 West 45th Street, New York, NY 10036, subadvises International Classic Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.

16 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock international funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Pauline Dan, CFA
-----------------------------------------------
Senior portfolio manager, Asia Pacific Equities
  MFC Global Investment Management
  (U.S.A.), Limited
Joined subadviser in 2004
Director and portfolio manager,
  I.G. Investment Management
  (Hong Kong) Limited (2000-2004)
Began business career in 1991

John P. Goetz
--------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena
  Investment Management, LLC
Director of Research, Pzena Investment
  Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

A. Rama Krishna, CFA
---------------------------------------------
Managing principal and portfolio manager,
  Pzena Investment Management, LLC
Joined subadviser in 2003
Chief investment officer and other positions,
  Citigroup Asset Management (1998-2003)
Began business career in 1987

Michael D. Peterson
--------------------------------------------
Principal (since 2000), director of research
  (since 2004) and portfolio manager (since
  2001), Pzena Investment Management, LLC
Joined subadviser in 1998
Began business career in 1992

                                                                 FUND DETAILS 17

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Greater China Opportunities Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                               10-31-05(1)   10-31-06
================================================================================
PER SHARE OPERATING PERFORMANCE
================================================================================
Net asset value, beginning of period                        $10.00        $10.26
--------------------------------------------------------------------------------
Net investment income(2)                                      0.03          0.24
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments               0.23          5.42
--------------------------------------------------------------------------------
Total from investment operations                              0.26          5.66
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                      --         (0.06)
--------------------------------------------------------------------------------
From net realized gain                                          --         (0.04)
--------------------------------------------------------------------------------
                                                                --         (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                              $10.26        $15.82
--------------------------------------------------------------------------------
Total return(3,4) (%)                                         2.60(5)      55.43
================================================================================
RATIOS AND SUPPLEMENTAL DATA
================================================================================
Net assets, end of period (in millions)                         --(6)         --(6)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)               1.45(7)       1.46
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(8) (%)          3.96(7)       1.49
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)      0.76(7)       1.70
--------------------------------------------------------------------------------
Portfolio turnover (%)                                          28(5)         57
--------------------------------------------------------------------------------

(1) Beginning of operations from 6-9-05 through 10-31-05.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Not annualized.
(6) Less than $500,000.
(7) Annualized.
(8) Does not take into consideration expense reductions during the period shown.

18 FUND DETAILS

International Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                          12-31-06(1)
================================================================================
PER SHARE OPERATING PERFORMANCE
================================================================================
Net asset value, beginning of period                                    $10.00
--------------------------------------------------------------------------------
Net investment income(2)                                                  0.06
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           1.09
--------------------------------------------------------------------------------
Total from investment operations                                          1.15
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                               (0.04)
--------------------------------------------------------------------------------
From net realized gain                                                   (0.06)
--------------------------------------------------------------------------------
                                                                         (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $11.05
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                    11.48(5)
================================================================================
RATIOS AND SUPPLEMENTAL DATA
================================================================================
Net assets, end of period (in millions)                                     $2
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           1.17
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(8) (%)                      2.32
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  0.70
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      20(5)
--------------------------------------------------------------------------------

(1) Beginning of operations from 2-28-06 through 12-31-06.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Not annualized.
(6) Less than $500,000.
(7) Annualized.
(8) Does not take into consideration expense reductions during the period shown.

                                                                 FUND DETAILS 19

Appendix

--------------------------------------------------------------------------------
Historical Performance of Corresponding Pzena International Value Composite

The following table presents the past performance of the Pzena International Value Composite (the "Composite"), which consists of an account managed by Pzena Investment Management LLC (Pzena), which serves as the subadviser to John Hancock International Classic Value Fund (the "Fund"). The Composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Fund. Pzena has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Pzena in managing international portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund's estimated expenses in the Composite would have lowered the Composite's performance results.

The historical performance of the Pzena International composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund's future results. You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund's risks. The Fund's actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not adversely impact the Fund's performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund's fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.

Total returns (gross of fees):
Best quarter: Q4 '04, 14.07%
Worst quarter: Q2 '05, -1.71%

================================================================================
Calendar year total returns
================================================================================

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                                         2004     2005     2006
                                                        ------   ------   ------
Gross of Fees                                           23.70%   16.92%   22.63%
Net of Fees                                             22.38%   15.79%   21.29%

================================================================================
Average annual total returns for periods ending 12-31-06
================================================================================

                                                                          Since
                                                             1 year   inception*
--------------------------------------------------------------------------------
PIV Composite -- Gross of fees                               22.63%      21.04%
--------------------------------------------------------------------------------
PIV Composite -- Net of fees                                 21.29%      19.79%
--------------------------------------------------------------------------------
MSCI EAFE(R) Index                                           26.34%      19.93%
--------------------------------------------------------------------------------
*The Composite's inception date was January 1, 2004.

Index
MSCI EAFE(R) Index -- an unmanaged index of freely traded stocks of Gross of foreign companies.

20 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock international funds:

Annual/Semiannual Report to Shareholders Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI) The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC    KITPN 5/07
--------------------------------------------------------------------------------

[LOGO] John Hancock
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------

[JOHN HANCOCK(R) LOGO]
----------------------
     MUTUAL FUNDS

                                                                    John Hancock
                                                                Retirement Funds

--------------------------------------------------------------------------------

                                                              CLASS R1 SHARES

                                                                    Bond Fund

                                                           Classic Value Fund

                                                        Classic Value Fund II

                                                        Large Cap Select Fund

                                                        Small Cap Equity Fund

                                                     Sovereign Investors Fund

                                                        Strategic Income Fund

                                              U.S. Global Leaders Growth Fund

--------------------------------------------------------------------------------

Prospectus
5.1.2007

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

      JOHN HANCOCK RETIREMENT FUNDS
      --------------------------------------------------------------------------

      Bond Fund                                                                4
      Classic Value Fund                                                       6
      Classic Value Fund II                                                    8
      Large Cap Select Fund                                                   10
      Small Cap Equity Fund                                                   12
      Sovereign Investors Fund                                                14
      Strategic Income Fund                                                   16
      U.S. Global Leaders Growth Fund                                         18

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Who can buy Class R1 shares                                             20
      Class R1 shares cost structure                                          20
      Opening an account                                                      20
      Information for plan participants                                       21
      Buying shares                                                           22
      Selling shares                                                          23
      Transaction policies                                                    25
      Dividends and account policies                                          27
      Additional investor services                                            27

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      28
      Management biographies                                                  30
      Financial highlights                                                    31

      APPENDIX
      --------------------------------------------------------------------------
      Historical performance of corresponding John Hancock
      Classic Value Fund                                                      40

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Retirement Funds

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock retirement funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2006 managed approximately $40 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[LOGO]

Past performance

The fund's total return, measured year-by-year and over time.

[LOGO]

Main risks

The major risk factors associated with the fund.

[LOGO]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the management team concentrates on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the management team tries to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the management team uses bottom-up research to find securities that appear comparatively undervalued. The management team looks at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R1, total returns

2006 return as of 12-31-06: 3.68%
Best quarter: Q3 '04, 3.25%
Worst quarter: Q2 '04, -2.62%

After-tax returns

After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Index (reflects no fees or taxes)

Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

--------------------------------------------------------------------------------
Class R1 calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                  2004    2005
                                  -------------
                                  4.37%   2.10%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                       Life of
                                                             1 year   Class R1
--------------------------------------------------------------------------------
Class R1 before tax (began 8-5-03)                             2.10%      4.80%
--------------------------------------------------------------------------------
Class R1 after tax on distributions                            0.50%      3.13%
--------------------------------------------------------------------------------
Class R1 after tax on distributions, with sale                 1.36%      3.12%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                   2.37%      4.35%

[LOGO]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities not backed by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.25%
--------------------------------------------------------------------------------
Other expenses                                                             0.16%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.41%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class R1                                        $144     $446     $771    $1,691

--------------------------------------------------------------------------------

SUBADVISER

MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffrey N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions

See page 30 for the management biographies.

FUND CODES

Class R1   Ticker           JHBRX
           CUSIP            410223507
           Newspaper        --
           SEC number       811-2402
           JH fund number   621

Classic Value Fund Fund is generally closed to new investors (see "OPENING AN ACCOUNT" on page 20 for details).

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o     cheap on the basis of current price to estimated normal level of earnings

o     current earnings below normal levels

o     a sound plan to restore earnings to normal

o     a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market circumstances, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R1, total returns

Best quarter: Q4 '04, 9.64%
Worst quarter: Q2 '06, -2.91%

After-tax returns

After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

--------------------------------------------------------------------------------
Class R1 calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                             2004     2005    2006
                            -----------------------
                            13.91%   8.44%   16.15%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
                                                                       Life of
                                                             1 year   Class R1
--------------------------------------------------------------------------------
Class R1 before tax (began 8-5-03)                            16.15%     17.07%
--------------------------------------------------------------------------------
Class R1 after tax on distributions                           15.42%     16.62%
--------------------------------------------------------------------------------
Class R1 after tax on distributions, with sale                11.11%     14.71%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                                  15.79%     14.02%
--------------------------------------------------------------------------------
Russell 1000 Value Index*                                     22.24%     18.37%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor's 500 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor's 500 Index.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.83%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.16%
--------------------------------------------------------------------------------
Other expenses                                                             0.19%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.68%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 0.00%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.68%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class R1                                       $171     $530     $913     $1,987

--------------------------------------------------------------------------------
SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS

Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

Antonio DeSpirito III
Joined fund team in 2006

Managers share investment strategy and decisions

See page 30 for the management biographies.

FUND CODES

Class R1   Ticker           JCVRX
           CUSIP            409902699
           Newspaper        --
           SEC number       811-1677
           JH fund number   638

Classic Value Fund II

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power.

The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o     cheap on the basis of current price to estimated normal level of earnings

o     current earnings below normal levels

o     a sound plan to restore earnings to normal

o     a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market circumstances, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.80%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.25%
--------------------------------------------------------------------------------
Other expenses                                                             1.03%
--------------------------------------------------------------------------------
Total fund operating expenses                                              2.58%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 0.94%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.64%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class R1                                 $ 167      $ 713    $ 1,286     $ 2,845

--------------------------------------------------------------------------------
SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS

Richard S. Pzena
Managed fund since inception

John P. Goetz
Managed fund since inception

Antonio DeSpirito III
Managed fund since inception

Managers share investment strategy and decisions

See page 30 for the management biographies.

FUND CODES

Class R1  Ticker           JHIRX
          CUSIP            409902418
          Newspaper        --
          SEC number       811-1677
          JH fund number   635

Large Cap Select Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market circumstances, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R1, total returns

Best quarter: Q4 '04, 6.78%
Worst quarter: Q3 '04, -4.48%

After-tax returns

After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class R1 calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                             2004     2005      2006
                            -------------------------
                            4.98%    -2.96%    13.58%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
                                                                       Life of
                                                              1 year  Class R1
--------------------------------------------------------------------------------
Class R1 before tax (began 11-3-03)                            13.58%     6.21%
--------------------------------------------------------------------------------
Class R1 after tax on distributions                            12.70%     5.76%
--------------------------------------------------------------------------------
Class R1 after tax on distributions, with sale                  9.65%     5.26%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                    15.79%    11.71%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.25%
--------------------------------------------------------------------------------
Other expenses                                                             0.72%
--------------------------------------------------------------------------------
Total fund operating expenses                                              2.22%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 0.13%
--------------------------------------------------------------------------------
Net fund operating expenses                                                2.09%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class R1                                 $ 212      $ 682    $ 1,178     $ 2,544

--------------------------------------------------------------------------------
SUBADVISER

Shay Assets Management, Inc.

Responsible for day-to-day investment management
Founded in 1981
Supervised by the adviser

PORTFOLIO MANAGERS

John J. McCabe
Managed fund since 1991

Mark F. Trautman
Managed fund since 1993

Managers share investment strategy and decisions

See page 30 for the management biographies.

FUND CODES

Class R1  Ticker           JHLRX
          CUSIP            409902673
          Newspaper        --
          SEC number       811-1677
          JH fund number   649

Small Cap Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $68 million to $3.1 billion as of December 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R1, total returns

Best quarter: Q1 '06, 13.85%
Worst quarter: Q2 '06, -9.33%

After-tax returns

After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

Russell 2000 Growth Index, an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

--------------------------------------------------------------------------------
Class R1 calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                            2004      2005      2006
                           -------------------------
                           12.69%     7.94%     6.59%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
                                                                        Life of
                                                              1 year   Class R1
--------------------------------------------------------------------------------
Class R1 before tax (began 8-5-03)                              6.59%     15.66%
--------------------------------------------------------------------------------
Class R1 after tax on distributions                             6.59%     15.66%
--------------------------------------------------------------------------------
Class R1 after tax on distributions, with sale                  4.28%     13.62%
--------------------------------------------------------------------------------
Russell 2000 Index*                                            18.37%     18.67%
--------------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index*                         15.12%     19.54%
--------------------------------------------------------------------------------
Russell 2000 Growth Index*                                     13.35%     15.38%

* Prior to December 29, 2006, the fund compared its performance to both the Russell 2000 Index and the Standard & Poor's Small Cap 600 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Russell 2000 Growth Index, which better represents the fund and its strategy of investment in small-cap growth stocks.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.70%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.25%
--------------------------------------------------------------------------------
Other expenses                                                             0.36%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.81%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class R1                                  $184       $569       $980      $2,127

--------------------------------------------------------------------------------
SUBADVISER

MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 30 for the management biographies.

FUND CODES

Class R1   Ticker           SPVRX
           CUSIP            409905833
           Newspaper        --
           SEC number       811-3999
           JH fund number   637

Sovereign Investors Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On December 31, 2006, that range was $1.41 billion to $446.9 billion.

At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R1, total returns

Best quarter: Q4 '04, 6.80%
Worst quarter: Q3 '04, -2.33%

After-tax returns

After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class R1 calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                            2004      2005      2006
                            ------------------------
                            5.22%     1.75%    13.22%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
                                                                        Life of
                                                              1 year   Class R1
--------------------------------------------------------------------------------
Class R1 before tax (began 8-5-03)                             13.22%      9.63%
--------------------------------------------------------------------------------
Class R1 after tax on distributions                            11.39%      8.60%
--------------------------------------------------------------------------------
Class R1 after tax on distributions, with sale                 10.83%      8.14%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                    15.79%     14.02%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.59%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.71%
--------------------------------------------------------------------------------
Other expenses                                                             0.12%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.92%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1   Year 3   Year 5     Year 10
--------------------------------------------------------------------------------
Class R1                                    $  195   $  603   $1,037     $ 2,243

--------------------------------------------------------------------------------
SUBADVISER

Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC

Responsible for day-to-day investment management
A subsidiary of John Hancock
Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

John F. Snyder III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Managers share investment strategy and decisions

See page 30 for the management biographies.

FUND CODES

Class R1   Ticker           SVIRX
           CUSIP            47803P849
           Newspaper        --
           SEC number       811-0560
           JH fund number   629

Strategic Income Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its total assets in securities rated in default by Standard & Poor's or Moody's, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R1, total returns

2006 return as of 12-31-06: 4.17%
Best quarter: Q4 '04, 5.89%
Worst quarter: Q2 '04, -3.37%

After-tax returns

After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Indexes (reflect no fees or taxes)

Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Lehman Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

--------------------------------------------------------------------------------
Class R1 calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                    2004    2005
                                   ---------------
                                    8.39%   2.04%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                       Life of
                                                             1 year   Class R1
--------------------------------------------------------------------------------
Class R1 before tax (began 8-5-03)                             2.04%      7.26%
--------------------------------------------------------------------------------
Class R1 after tax on distributions                           -0.32%      4.71%
--------------------------------------------------------------------------------
Class R1 after tax on distributions, with sale                 1.31%      4.70%
--------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index*                      2.72%     10.21%
--------------------------------------------------------------------------------
Merrill Lynch AAA U.S. Treasury/Agency Master Index*           2.64%      3.80%
--------------------------------------------------------------------------------
Citigroup World Government Bond Index*                        -6.88%      5.25%
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index*                                   2.43%      4.35%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund compared its performance to the Merrill Lynch High Yield Master II Index, the Merrill Lynch AAA U.S. Treasury/Agency Master Index and the Citigroup World Government Bond Index. After this date, the fund changed the index to which it compares its performance to the Lehman Aggregate Bond Index, which is a commonly used performance reference for many different types of fixed income products and is also currently used as a benchmark by several competing funds that fall in the multi-sector category.

[LOGO]

MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                            0.36%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                     0.50%
--------------------------------------------------------------------------------
Service plan fee                                                          0.14%
--------------------------------------------------------------------------------
Other expenses                                                            0.19%
--------------------------------------------------------------------------------
Total fund operating expenses                                             1.19%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1   Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class R1                                    $121    $ 378       $654      $1,443

--------------------------------------------------------------------------------

SUBADVISER

MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock
Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Daniel S. Janis III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchase and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans
Joined fund team in 2006
Analysis of global economic conditions

See page 30 for the management biographies.

FUND CODES

Class R1       Ticker            JSTRX
               CUSIP             410227821
               Newspaper         --
               SEC number        811-4651
               JH fund number    691

U.S. Global Leaders Growth Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of U.S. Global Leaders. Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $1.41 billion to $446.9 billion as of December 31, 2006).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R1, total returns

Best quarter: Q4 '04, 7.53%
Worst quarter: Q2 '06, -7.30%

After-tax returns

After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------
Class R1 calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                             2004    2005   2006
                             --------------------
                             8.20%   2.09%  0.99%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
                                                                        Life of
                                                              1 year   Class R1
--------------------------------------------------------------------------------
Class R1 before tax (began 8-5-03)                              0.99%      6.63%
--------------------------------------------------------------------------------
Class R1 after tax on distributions                             0.99%      6.63%
--------------------------------------------------------------------------------
Class R1 after tax on distributions, with sale                  0.64%      5.70%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                                   15.79%     14.02%
--------------------------------------------------------------------------------
Russell 1000 Growth Index*                                      9.07%     10.45%
--------------------------------------------------------------------------------

* As of December 29, 2006, the fund is adding the Russell 1000 Growth Index, another benchmark that the fund is being measured against on both the consultant and institutional side.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.36%
--------------------------------------------------------------------------------
Other expenses                                                             0.12%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.73%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 0.03%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.70%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1    Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class R1                                 $ 173     $ 542      $ 936     $ 2,038

--------------------------------------------------------------------------------

SUBADVISER

Sustainable Growth Advisers, LP

Responsible for day-to-day investment management
Founded in 2003
Supervised by the adviser

PORTFOLIO MANAGERS

Gordon M. Marchand, CFA, CIC
Managed fund since it began in 1995

George P. Fraise
Joined fund team in 2000

Robert L. Rohn
Joined fund team in 2003

Managers share investment strategy and decisions

See page 30 for the management biographies.

FUND CODES

Class R1       Ticker            UGLRX
               CUSIP             409902681
               Newspaper         --
               SEC number        811-1677
               JH fund number    626

Your account

--------------------------------------------------------------------------------
WHO CAN BUY CLASS R1 SHARES

Class R1 shares are available to certain types of investors, as noted below:

      o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

      o The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.

      o Class R1 shares are available only to retirement plans where Class R1 shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

--------------------------------------------------------------------------------
CLASS R1 SHARES COST STRUCTURE

Class R1 shares are offered without any front-end or contingent deferred sales charges.

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

      o     directly, by the payment of sales commissions, if any; and

      o     indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2     Determine if you are eligible, referring to "Who can buy Class R1 shares."

3 Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R1 shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. (Signature Services), the fund's transfer agent at 1-888-972-8696.

20 YOUR ACCOUNT

JOHN HANCOCK CLASSIC VALUE FUND

Effective the close of business on December 13, 2006, the John Hancock Classic Value Fund (the Fund) was closed to new investors, except as provided below. Shareholders holding accounts in the Fund as of the close of business on December 13, 2006, may continue to purchase additional shares in the Fund into those accounts after that date. Investors who did not maintain an account in the Fund as of the close of business on December 13, 2006, generally will not be permitted to establish an account in the Fund except that new Fund accounts may be established by:

1 participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by September 15, 2006;

2 participants in certain 529 plans that have a signed agreement with John Hancock Funds and offer the Fund as a plan option prior to September 15, 2006 (or were in the process of being established prior to September 15, 2006); and

3     employees of Pzena Investment Management.

--------------------------------------------------------------------------------
INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the funds.

                                                                 YOUR ACCOUNT 21

FOR IRA ROLLOVER ACCOUNTS ONLY

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

                    Opening an account                                          Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]              o   Make out a check for the investment amount, payable     o   Make out a check for the investment amount,
                        to "John Hancock Signature Services, Inc."                  payable to "John Hancock Signature Services,
                                                                                    Inc."
                    o   Deliver the check and your completed application to
                        your financial representative, or mail them to          o   Fill out the detachable investment slip from an
                        Signature Services (address below).                         account statement. If no slip is available,
                                                                                    include a note specifying the fund name(s), your
                                                                                    share class, your account number and the name(s)
                                                                                    in which the account is registered.

                                                                                o   Deliver the check and investment slip or note to
                                                                                    your financial representative, or mail them to
                                                                                    Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]              o   Call your financial representative or Signature         o   Call your financial representative or Signature
                        Services to request an exchange.                            Services to request an exchange.

                    o   You may only exchange Class R1 shares for other         o   You may only exchange Class R1 shares for other
                        Class R1 shares or Money Market Fund Class A shares.        Class R1 shares or Money Market Fund Class A
                                                                                    shares.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]              o   Deliver your completed application to your              o   Obtain wiring instructions by calling Signature
                        financial representative or mail it to Signature            Services.
                        Services.
                                                                                o   Instruct your bank to wire the amount of your
                    o   Obtain your account number by calling your                  investment.
                        financial representative or Signature Services.
                                                                                Specify the fund name(s), your share class, your
                    o   Obtain wiring instructions by calling Signature         account number and the name(s) in which the account
                        Services.                                               is registered. Your bank may charge a fee to wire
                                                                                funds.
                    o   Instruct your bank to wire the amount of your
                        investment.

                    Specify the fund name(s), your share class, your new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]              See "By exchange" and "By wire."                            o   Verify that your bank or credit union is a
                                                                                    member of the Automated Clearing House (ACH)
                                                                                    system.

                                                                                o   Complete the "To Purchase, Exchange or Redeem
                                                                                    Shares via Telephone" and "Bank Information"
                                                                                    sections on your account application.

                                                                                o   Call Signature Services to verify that these
                                                                                    features are in place on your account.

                                                                                o   Call your financial representative or Signature
                                                                                    Services with the fund name(s), your share
                                                                                    class, your account number, the name(s) in which
                                                                                    the account is registered and the amount of your
                                                                                    investment.

-------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

-------------------------------------

22 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]          o   Sales of any amount.                                        o   Write a letter of instruction indicating the
                                                                                    fund name, your account number, your share
                o   Certain requests will require a Medallion signature             class, the name(s) in which the account is
                    guarantee. Please refer to "Selling shares in writing"          registered and the dollar value or number of
                    (see next page).                                                shares you wish to sell.

                                                                                o   Include all signatures and any additional
                                                                                    documents that may be required (see next page).

                                                                                o   Mail the materials to Signature Services.

                                                                                o   A check or wire will be sent according to your
                                                                                    letter of instruction.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]          o    Sales of up to $100,000.                                   o   To place your request with a representative at
                                                                                    John Hancock Funds, call Signature Services
                                                                                    between 8:30 A.M. and 5:00 P.M., Eastern Time
                                                                                    on most business days or your financial
                                                                                    representative.

                                                                                o   Redemption proceeds of up to $100,000 may be
                                                                                    sent by wire or by check. A check will be mailed
                                                                                    to the exact name(s) and address on the account.
                                                                                    Redemption proceeds exceeding $100,000 must be
                                                                                    wired to your designated bank account.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]          o   Requests by letter to sell any amount.                      o   To verify that the telephone redemption
                                                                                    privilege is in place on an account, or to
                o   Requests by phone to sell up to $100,000 (accounts              request the forms to add it to an existing
                    with telephone redemption privileges).                          account, call Signature Services.

                                                                                o   Amounts of $5 million or more will be wired on
                                                                                    the next business day.

                                                                                o   Amounts up to $100,000 may be sent by EFT or by
                                                                                    check.
                                                                                    Funds from EFT transactions are generally
                                                                                    available by the second business day. Your bank
                                                                                    may charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]          o   Sales of any amount.                                        o   Obtain a current prospectus for the fund into
                                                                                    which you are exchanging by calling your
                                                                                    financial representative or Signature Services.

                                                                                o   You may only exchange Class R1 shares for other
                                                                                    Class R1 shares or Money Market Fund Class A
                                                                                    shares.

                                                                                o   Call your financial representative or Signature
                                                                                    Services to request an exchange.

                                                                 YOUR ACCOUNT 23

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                          Requirements for written requests             [LOGO]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual retirement accounts and certain other retirement           o   Letter of instruction.
accounts.
                                                                                o   On the letter, the signatures of all persons
                                                                                    authorized to sign for the account, exactly as
                                                                                    the account is registered.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

                                                                                o   Corporate business/organization resolution if
                                                                                    applicable.

                                                                                o   Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                               o   Letter of instruction signed by executor.

                                                                                o   Copy of order appointing executor, certified
                                                                                    within the past 12 months.

                                                                                o   Medallion signature guarantee if applicable (see
                                                                                    above).

                                                                                o   Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

-------------------------------------

24 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Execution of requests The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 25

Exchange limitation policies The funds' board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the funds' underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you

26 YOUR ACCOUNT
do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Sovereign Investors Fund typically declares and pays income dividends quarterly. Bond Fund and Strategic Income Fund generally declare dividends daily and pay them monthly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually. With respect to Bond Fund and Strategic Income Fund, your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the SAI and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

                                                                 YOUR ACCOUNT 27

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of Classic Value, Classic Value II, Large Cap Select and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Large Cap Select, Small Cap Equity and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

                                                                      ------------

                                                                      Shareholders -----------------------
                                                                                                          |
                                                                      ------------                        |
                                                                            |                             |
                                                                            |                             |
                   ---                                 -------------------------------------------        |
                   |                                                                                      |
                   |                                          Financial services firms and                |
                   |                                             their representatives                    |
                   |                                                                                      |
                   |                              ---- Advise current and prospective shareholders -------|
                   |                              |         on their fund investments, often              |
                   |     Distribution and         |           in the context of an overall                |
                   |   shareholder services       |                  financial plan.                      |
                   |                              |                                                       |
                   |                              |    -------------------------------------------        |
                   |                              |                                                       |
                   |                              |                                                       |
                   |     -------------------------------------------      ------------------------------------------------------
                   |
                   |                Principal distributor                                  Transfer agent
                   |
                   |               John Hancock Funds, LLC                     John Hancock Signature Services, Inc.
                   |
                   |      Markets the funds and distributes shares        Handles shareholder services, including record-keeping
                   |     through selling brokers, financial planners          and statements, distribution of dividends and
                   |        and other financial representatives.                  processing of buy and sell requests.
                   |
                   ---   --------------------------------------------     ------------------------------------------------------
                                                |                                                         |
                                                |                                                         |
                                                -----------------------------------------------------------
                                                                       |
                                                                       |
 --------------------------------     -------------------------------  |  -------------------------------------               ---
                                                                       |                                                        |
            Subadvisers                     Investment adviser         |               Custodian                                |
                                                                       |                                                        |
  Pzena Investment Management, LLC      John Hancock Advisers, LLC     |          The Bank of New York                          |
      120 West 45th Street                  601 Congress Street        |             One Wall Street                            |
           34th Floor                       Boston, MA 02210-2805      |           New York, NY 10286                Asset      |
       New york, NY 10036         --                                   |                                           management   |
                                                                       |                                                        |
   Shay Assets Management, Inc.       Manages the funds' business and  |  Holds the funds' assets, settles all                  |
    230 West Monroe Street                investment activities.       |  portfolio trades and collects most of                 |
      Chicago, IL 60606                                                |     the valuation data required for                    |
                                                                       |     calculating each fund's NAV.                       |
     MFC Global Investment                                             |                                                        |
    Management (U.S.), LLC            -------------------------------  |  -------------------------------------                 |
      101 Huntington Avenue                          |                 |                     |                                  |
        Boston, MA 02199                             |                 |                     |                                  |
                                                     -----------------------------------------                                ---
   Sustainable Growth Advisers, LP                                     |
         3 Stamford Plaza                                              |
     301 Tresser Blvd, Suite 1310                                      |
         Stamford, CT 06901                               ------------------------------

  Provide portfolio management to                                    Trustees
           certain funds.
                                                          Oversee the funds' activities.
 --------------------------------
                                                          ------------------------------

28 FUND DETAILS

Management fees The management fees paid to the investment adviser by the John Hancock funds' last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                            % of net assets
--------------------------------------------------------------------------------
Bond                                                                       0.50%
--------------------------------------------------------------------------------
Classic Value                                                              0.83
--------------------------------------------------------------------------------
Classic Value II                                                           0.00*
--------------------------------------------------------------------------------
Large Cap Select                                                           0.62*
--------------------------------------------------------------------------------
Small Cap Equity                                                           0.70
--------------------------------------------------------------------------------
Sovereign Investors                                                        0.59
--------------------------------------------------------------------------------
Strategic Income                                                           0.36
--------------------------------------------------------------------------------
U.S. Global Leaders Growth                                                 0.72*
--------------------------------------------------------------------------------

*After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders, as follows:

Annual report dated December 31, 2006 Classic Value Fund, Classic Value Fund II, Large Cap Select Fund, Sovereign Investors Fund, U.S. Global Leaders Growth Fund

Annual report dated October 31, 2006 Small Cap Equity Fund

Semiannual report dated November 30, 2006 Bond Fund, Strategic Income Fund

Subadvisers Pzena Investment Management, LLC (PIM) subadvises Classic Value Fund and Classic Value Fund II, and was investment adviser to Classic Value's predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.

Shay Assets Management, Inc. (SAM) subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $3.5 billion in assets as of December 31, 2006, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)), subadvises Bond, Small Cap Equity, Sovereign Investors and Strategic Income Funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2006, had total assets under management of approximately $26 billion.

Sustainable Growth Advisers, LP (SGA) subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of December 31, 2006 were approximately $3.5 billion.

                                                                 FUND DETAILS 29

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the funds, including a brief summary of their business careers over the past five years. The SAI of each fund includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Antonio DeSpirito III
--------------------------------------------------------------------------------
Principal and portfolio manager, Pzena
   Investment Management, LLC (since 1996)
Joined subadviser in 1996
Began business career in 1993

Barry H. Evans, CFA
--------------------------------------------------------------------------------
President, Chief fixed income officer, MFC
   Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, chief fixed income officer and chief operating officer, John
   Hancock Advisers, LLC (1986-2005)
Began business career in 1986

George P. Fraise
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Executive vice president, Yeager, Wood &
   Marshall, Inc. (2000-2003)
Began business career in 1987

Jeffrey N. Given, CFA
--------------------------------------------------------------------------------
Vice president, MFC Global Investment
   Management (U.S.), LLC
Joined subadviser in 2005
Second vice president, John Hancock
   Advisers, LLC (1993-2005)
Began business career in 1993

John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and
   co-chief investment officer (since 2005),
   Pzena Investment Management, LLC
Director of research, Pzena Investment
   Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

Howard C. Greene, CFA
--------------------------------------------------------------------------------
Senior vice president, MFC Global Investment
   Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, John Hancock
   Advisers, LLC (2002-2005)
Vice president, Sun Life Financial
   Services Company of Canada (1987-2002)
Began business career in 1979

John F. Iles
--------------------------------------------------------------------------------
Vice president, MFC Global Investment
   Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
   (1999-2005)
Began business career in 1984

Daniel S. Janis III
--------------------------------------------------------------------------------
Senior vice president, MFC Global Investment
   Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
   (1999-2005)
Began business career in 1984

Gordon M. Marchand, CFA, CIC
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Chief financial and operating officer,
   Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1977

John J. McCabe
--------------------------------------------------------------------------------
Senior vice president, Shay Assets
   Management, Inc.
Joined subadviser in 1995
Began business career in 1965

Henry E. Mehlman, CFA
--------------------------------------------------------------------------------
Vice president, MFC Global Investment
   Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
   (2002-2005)
Senior portfolio manager, The Colony Group
   (2001-2002)
Began business career in 1972

Alan E. Norton, CFA
--------------------------------------------------------------------------------
Senior vice president, MFC Global Investment
   Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
   (2002-2005)
Senior portfolio manager, The Colony Group
   (2001-2002)
Began business career in 1987

Richard S. Pzena
--------------------------------------------------------------------------------
Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment
   Management, LLC
Began business career in 1980

Robert L. Rohn
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Chairman and chief executive officer,
   W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

John F. Snyder III
--------------------------------------------------------------------------------
Executive vice president, MFC Global
   Investment Management (U.S.), LLC
Joined subadviser in 1983
Executive vice president, John Hancock
   Advisers, LLC (1991-2005)
Began business career in 1971

Mark F. Trautman
--------------------------------------------------------------------------------
Vice president, Shay Assets
   Management, Inc.
Joined subadviser in 1995
Began business career in 1986

30 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class R1 shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund

Figures were audited by PricewaterhouseCoopers LLP.

CLASS R1 SHARES  PERIOD ENDED                                                   5-31-04(1)  5-31-05    5-31-06
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $  14.93    $  14.98    $ 15.30
----------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                           0.54        0.67       0.59
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                             0.10        0.36      (0.75)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   0.64        1.03      (0.16)
----------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income                                                        (0.59)      (0.71)     (0.62)
----------------------------------------------------------------------------------------------------------------
From capital paid-in                                                                 --          --      (0.01)
----------------------------------------------------------------------------------------------------------------
                                                                                  (0.59)      (0.71)     (0.63)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $  14.98    $  15.30    $ 14.51
----------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                                4.30(4)     7.02      (1.09)
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                              --(5)       --(5) $     1
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                        1.38(6)     1.12       1.76
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                           4.40(6)     4.44       3.95
----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                              241         139        135
----------------------------------------------------------------------------------------------------------------

(1)   Class R1 shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.

                                                                 FUND DETAILS 31

Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES  PERIOD ENDED                                 12-31-03(1)      12-31-04    12-31-05       12-31-06
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     17.20      $     20.27    $  23.02    $     24.63
--------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                          0.05             0.07        0.08           0.13
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                   3.24             2.75        1.86           3.85
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  3.29             2.82        1.94           3.98
--------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                       (0.10)              --       (0.03)         (0.09)
--------------------------------------------------------------------------------------------------------------------
From net realized gain                                           (0.12)           (0.07)      (0.30)         (0.85)
--------------------------------------------------------------------------------------------------------------------
                                                                 (0.22)           (0.07)      (0.33)         (0.94)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     20.27      $     23.02    $  24.63    $     27.67
--------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                              19.21(4,5)       13.91(4)     8.44(4)       16.15
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             --(6)   $         2    $     12    $        29
--------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                   1.55(7)          1.72        1.65           1.68
--------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                 1.91(7,8)        1.82(8)     1.69(8)        1.68
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)          0.69(7)          0.35        0.34           0.51
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              25(5)            16          27             20
--------------------------------------------------------------------------------------------------------------------

(1)   Class R1 shares began operations 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Less than $500,000.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

32 FUND DETAILS

Classic Value Fund II
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES  PERIOD ENDED                                                                              12-31-06(1)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                   $     10.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                                                      0.02
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                               1.40
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                              1.42
-----------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net realized gain                                                                                        0.03
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                         $     11.39
-----------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                                                          14.16(4,7)
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                $         1
-----------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                                                               1.46(5)
-----------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                                                             2.40(5,6)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                                                      0.46(5)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                          12(7)
-----------------------------------------------------------------------------------------------------------------------

(1)   Beginning of operations from 7-7-06 through 12-31-06.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Annualized.

(6) Does not take into consideration expense reductions during the periods shown.

(7)   Not annualized.

                                                                 FUND DETAILS 33

Large Cap Select Fund
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES  PERIOD ENDED                                     12-31-03(1)    12-31-04       12-31-05      12-31-06
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  17.10       $  17.79      $   18.45      $  17.54
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)                                      (0.02)          0.07          (0.06)        (0.05)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                0.80           0.81          (0.48)         2.44
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      0.78           0.88          (0.54)         2.39
-------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income                                              --          (0.01)            --            --
-------------------------------------------------------------------------------------------------------------------------
From net realized gain                                               (0.09)         (0.21)         (0.37)        (0.86)
-------------------------------------------------------------------------------------------------------------------------
                                                                     (0.09)         (0.22)         (0.37)        (0.86)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  17.79       $  18.45      $   17.54      $  19.07
-------------------------------------------------------------------------------------------------------------------------
Total return(3,4) (%)                                                 4.56(5)        4.98          (2.96)        13.58
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 --(6)          --(6)          --(6)         --(6)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                       1.88(7)        1.44           1.98          2.09
-------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(8) (%)                  2.77(7)        1.54           2.09          2.22
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)      (0.27)(7)       0.40          (0.36)        (0.28)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                  22(5)          13             23            12
-------------------------------------------------------------------------------------------------------------------------

(1)   Class R1 shares began operations on 11-3-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Less than $500,000.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

34 FUND DETAILS

Small Cap Equity Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R1 SHARES  PERIOD ENDED                                     10-31-03(1)    10-31-04      10-31-05       10-31-06
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  13.51       $  15.60      $   17.35      $  19.96
-----------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                               (0.03)         (0.16)         (0.20)        (0.30)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       2.12           1.91           2.81          2.18
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.09           1.75           2.61          1.88
-----------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  15.60       $  17.35      $   19.96      $  21.84
-----------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                  15.47(4)       11.22          15.04          9.42
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 --(5)          --(5)   $       2      $      2
-----------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                       1.66(6)        1.62           1.44          1.81
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)               (0.86)(6)      (0.96)         (1.07)        (1.43)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                  52(4)          54             38            30

(1)   Class R1 shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.

                                                                 FUND DETAILS 35

Sovereign Investors Fund
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES  PERIOD ENDED                                    12-31-03(1)   12-31-04     12-31-05     12-31-06
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  16.63      $  18.75     $  19.54     $  18.48
--------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                             0.02          0.19         0.07         0.06
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      2.11          0.79         0.28         2.38
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     2.13          0.98         0.35         2.44
--------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                          (0.01)        (0.19)       (0.14)       (0.07)
--------------------------------------------------------------------------------------------------------------------
From net realized gain                                                 --            --        (1.30)       (2.07)
--------------------------------------------------------------------------------------------------------------------
                                                                    (0.01)        (0.19)       (1.44)       (2.14)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  18.75      $  19.54     $  18.45     $  18.75
--------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                 12.84(4)       5.22         1.75        13.22
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                --(5)         --(5)        --(5)        --(5)
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.69(6)       1.13         1.74         1.92
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             0.27(6)       1.00         0.37         0.31
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 47(4)         20           30           36

(1)   Class R1 shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.

36 FUND DETAILS

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R1 SHARES  PERIOD ENDED                                     5-31-04(1)    5-31-05       5-31-06
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  6.83       $  6.69       $  6.99
------------------------------------------------------------------------------------------------------
Net investment income(2)                                             0.26          0.29          0.28
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      0.05          0.39            --
------------------------------------------------------------------------------------------------------
Total from investment operations                                     0.31          0.68          0.28
------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------
From net investment income                                          (0.30)        (0.34)        (0.32)
------------------------------------------------------------------------------------------------------
From net realized gain                                              (0.15)        (0.04)        (0.14)
------------------------------------------------------------------------------------------------------
                                                                    (0.45)        (0.38)        (0.46)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  6.69       $  6.99       $  6.81
------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                  4.42(4)      10.36          4.07
------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                --(5)    $     1       $     4
------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                      1.38(6)       1.08          1.19
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             4.66(6)       4.29          4.00
------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 42(4)         29            52
------------------------------------------------------------------------------------------------------

(1)   Class R1 shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.

                                                                 FUND DETAILS 37

U.S. Global Leaders Growth Fund
Figures audited by PricewaterhouseCoopers LLP.

Class R1 SHARES  PERIOD ENDED                                    12-31-03(1)   12-31-04     12-31-05     12-31-06
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 23.02       $ 25.68      $ 27.77      $ 28.35
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)                                     (0.04)         0.16        (0.12)       (0.12)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      2.70          1.95         0.70         0.40
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     2.66          2.11         0.58         0.28
--------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                             --         (0.02)          --           --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 25.68       $ 27.77      $ 28.35      $ 28.63
--------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                 11.56(5)       8.20         2.09(4)      0.99(4)
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                --(6)    $     2      $     5      $     6
--------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                      1.75(7)       1.53         1.54         1.70
--------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                    1.75(7)       1.53         1.59(8)      1.73(8)
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)     (0.42)(7)      0.60        (0.42)       (0.42)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 15(5)         16           28(9)        34
--------------------------------------------------------------------------------------------------------------------

(1)   Class R1 shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Less than $500,000.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

(9)   Excludes merger activity.

38 FUND DETAILS

Appendix

--------------------------------------------------------------------------------
Historical Performance of Corresponding John Hancock Classic Value Fund

The John Hancock Classic Value Fund II (Classic Value II), a series of John Hancock Funds (JHF), commenced operations on July 7, 2006, and has no performance information to present in the prospectus. Classic Value II is similar to another fund of JHF, Classic Value Fund (the Classic Value). Classic Value II is subadvised by the same investment adviser as Classic Value and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as Classic Value. In choosing domestic securities for Classic Value II, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $8.5 billion.) In choosing individual securities for Classic Value, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2006, this included companies with market values above approximately $6.1 billion.)

This Appendix presents historical performance information for the Class R1 shares of Classic Value. Because of the similarities between Classic Value II and Classic Value, this information may help provide an indication of Classic Value II's risks by showing how a similar fund has performed historically. The performance of Classic Value, however, does not represent and is not a substitute for, the performance of Classic Value II, and you should not assume that the Classic Value II will have the same future performance as Classic Value. The future performance of Classic Value II may be greater or less than the performance of Classic Value due to, among other things, the number of the holdings in and composition of the portfolio in Classic Value II, as well as the asset size and cash flow differences between Classic Value II and Classic Value.

Performance information -- a bar chart and a table -- is presented on the following page for the shares of Classic Value that correspond to Classic Value
II. The bar chart shows how Classic Value's total return has varied from year to year, while the table shows performance of its Class R1 shares over time (as compared with broad-based market indexes for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to Classic Value had not reimbursed certain expenses of those funds during the periods shown.

The Class R1 shares of Classic Value do not have front-end or deferred sales charges. The Class R1 shares of Classic Value II also do not have front-end or deferred sales charges. The other expenses of the Class R1 shares of Classic Value, including their Rule 12b-1 fees, are slightly lower than the Class R1 shares of Classic Value II.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

40 APPENDIX

John Hancock Funds: Classic Value Fund

Corresponding to: Classic Value Fund II

Classic Value Fund
Class R1 total returns
Best quarter: Q4 '04, 9.64%
Worst quarter: Q2 '06, -2.91%

After-tax returns

After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

Net assets of Classic Value Fund as of December 31, 2006: $9,037,272,530

PAST PERFORMANCE

The graph shows how Classic Value Fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of Classic Value Fund's risks. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class R1 calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                               2004    2005    2006
                              ----------------------
                              13.91%   8.44%  16.15%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
                                                                       Life of
                                                   1 year    3 year   Class R1
-------------------------------------------------------------------------------
Class R1 before tax (began 8-5-03)                  16.15%    12.79%     17.07%
-------------------------------------------------------------------------------
Class R1 after tax on distributions                 15.42%    12.42%     16.62%
-------------------------------------------------------------------------------
Class R1 after tax on distributions, with sale      11.11%    10.95%     14.71%
-------------------------------------------------------------------------------
Standard & Poor's 500 Index*                        15.79%    10.44%     14.02%
-------------------------------------------------------------------------------
Russell 1000 Value Index*                           22.24%    15.09%     18.37%
-------------------------------------------------------------------------------

* Prior to December 29, 2006, the fund also compared its performance to the Standard & Poor's 500 Index. After this date, the fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the fund and its investment universe versus the Standard & Poor's 500 Index.

                                                                     APPENDIX 41

For More information

Two documents are available that offer further information on the retirement funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC                                       MFRPN 5/07

--------------------------------------------------------------------------------

[JOHN HANCOCK(R) LOGO]
   the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

------------------------------------

Now available: electronic delivery
www.jhfunds.com/edelivery

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